United States
Securities And Exchange Commission
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-21757
American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine New York, NY   10017
(Address of principal executive offices)                     (Zip code)

Eric Rubin, President, 335 Madison Avenue, Mezzanine New York, NY  10017
(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
30 Rockefeller Plaza
New York, NY  10112-2200

Registrant's telephone number, including area code:  (212) 488-1331

Date of fiscal year end:     10/31/2010

Date of reporting period:  04/30/2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

April 30, 2010
(Unaudited)

The American Independence Funds	Semi-Annual Report

Stock Fund
International Equity Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund
International Bond Fund
U.S. Inflation-Indexed Fund
Fusion Fund

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus. American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

American Independence Funds
Semi-Annual Report (Unaudited)─ April 30, 2010

Stock Fund
Schedule of Portfolio Investments	1
International Equity Fund
Schedule of Portfolio Investments	3
Short-Term Bond Fund
Schedule of Portfolio Investments	5
Intermediate Bond Fund
Schedule of Portfolio Investments	9
Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	14
International Bond Fund
Schedule of Portfolio Investments	21
US Inflation-Indexed Fund
Schedule of Portfolio Investments	27
Fusion Fund
Schedule of Portfolio Investments	29

Statements of Assets and Liabilities	34
Statements of Operations	35
Statements of Changes in Net Assets	37
Financial Highlights	40
Notes to Financial Statements	44

Additional Information
Portfolio Summaries	53
Table of Shareholder Expenses	55

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge on the Securities and Exchange Commission's website at http://www.sec.gov.

[This page intentionally left blank.]

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 90.0%
Consumer Discretionary — 16.1%
Choice Hotels International, Inc.	105,000	3,812,550
Omnicom Group, Inc.	95,000	4,052,700
Target Corp.	43,000	2,445,410
Viacom, Inc., Class B (a)	80,000	2,826,400
Walt Disney Co. (The)	110,000	4,052,400
		17,189,460
Consumer Staples — 13.8%
Clorox Co.	35,000	2,264,500
Diageo PLC - ADR	36,000	2,453,040
Dr Pepper Snapple Group, Inc.	105,000	3,436,650
Imperial Tobacco Group PLC - ADR	43,100	2,456,269
Mead Johnson Nutrition Co.	80,000	4,128,800
		14,739,259
Energy — 6.1%
Chevron Corp.	12,400	1,009,856
Occidental Petroleum Corp.	62,300	5,523,518
		6,533,374
Financials — 9.6%
BlackRock, Inc.	5,000	920,000
Chubb Corp.	32,000	1,691,840
Goldman Sachs Group, Inc. (The)	27,000	3,920,400
Lazard Ltd., Class A	5,000	193,300
Loews Corp.	94,000	3,500,560
		10,226,100
Health Care — 15.4%
Cardinal Health, Inc.	111,000	3,850,590
CareFusion Corp. (a)	28,000	772,240
Forest Laboratories, Inc. (a)	60,000	1,635,600
Johnson & Johnson	40,000	2,572,000
Laboratory Corporation of America Holdings (a)	47,500	3,732,075
McKesson Corp.	60,000	3,888,600
		16,451,105
Industrials — 12.6%
FTI Consulting, Inc. (a)	76,000	3,125,880
General Electric Co.	264,500	4,988,470
L-3 Communications Holdings, Inc.	57,100	5,342,847
		13,457,197
Information Technology — 11.7%
Activision Blizzard, Inc.	100,000	1,108,000
EMC Corp. (a)	140,000	2,661,400
Harris Corp.	30,000	1,544,400
Hewlett-Packard Co.	70,000	3,637,900
Oracle Corp.	140,000	3,617,600
		12,569,300
Materials — 2.0%
United States Steel Corp.	40,000	2,186,400
Telecommunication Services — 0.8%
American Tower Corp., Class A (a)	20,000	816,200
Utilities — 1.9%
Entergy Corp.	25,000	2,032,250

Total Common Stocks (Cost $72,223,469)		96,200,645

Equity Options — 0.3%
Call Option — 0.2%
SPDR KBW Regional Banking ETF, 5/22/10, Exercise Price $28.00	3,000	240,000
Put Option — 0.1%
SPDR KBW Regional Banking ETF, 5/22/10, Exercise Price $28.00	1,500	105,000
Total Equity Options (Cost $483,000)		345,000

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Short-Term Investment — 2.0%
Money Market Fund — 2.0%
Federated Government Obligations Fund	2,160,591	2,160,591

Total Short-Term Investment (Cost $2,160,591)		2,160,591
Total Investments
(Cost $74,867,060(b))—92.3%		$98,706,236
Assets in excess of liabilities — 7.7%		8,262,799
NET ASSETS — 100.0%		$106,969,035

(a)	Non-income producing security.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$96,200,645	$–	$–	$96,200,645
Options Purchased	345,000	–	–	345,000
Short-Term Investment	2,160,591	–	–	2,160,591
Total Investments	$98,706,236	$–	$–	$98,706,236

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 97.9%
Australia — 2.9%
Bendigo and Adelaide Bank Ltd.	103,699	948,013
Oil Search Ltd.	314,270	1,651,710
		2,599,723
Austria — 2.4%
Voestalpine AG	58,089	2,197,303
China — 2.5%
CNOOC Ltd.	1,278,000	2,278,101

France — 10.7%
Nexans SA	20,609	1,636,238
Renault SA (a)	39,681	1,870,826
Sanofi-Aventis SA (a)	12,626	868,451
UBISOFT Entertainment (a)	138,650	1,777,198
Veolia Environnement	86,938	2,748,569
Vivendi SA	32,081	845,742
		9,747,024
Germany — 7.3%
Aareal Bank AG (a)	40,223	884,727
Aurubis AG	17,127	867,341
Deutsche Telekom AG	61,816	804,860
Fresenius Medical Care AG & Co. KGaA	59,301	3,215,101
Volkswagen AG	9,280	876,277
		6,648,306
Italy — 4.8%
Banca Monte dei Paschi di Siena SpA	565,440	788,239
Impregilo SpA	199,163	624,489
Prysmian SpA	113,187	2,049,559
Telecom Italia SpA (a)	628,940	881,784
		4,344,071
Japan — 22.6%
Fuji Oil Co. Ltd.	59,700	831,294
Gree, Inc.	36,300	2,013,339
Hitachi Ltd. (a)	730,000	3,248,417
Hokuetsu Kishu Paper Co. Ltd.	91,000	461,127
Honda Motor Co. Ltd.	57,300	1,961,138
Kewpie Corp.	44,600	491,414
Mitsui & Co. Ltd.	193,400	2,940,067
Nisshin OilliO Group Ltd. (The)	90,000	475,222
Rengo Co. Ltd.	161,000	925,534
Sony Financial Holdings, Inc.	598	2,158,109
Sumitomo Forestry Co. Ltd.	63,100	533,362
Toho Gas Co. Ltd.	141,000	712,993
Tokyo Electron Ltd.	30,700	2,029,563
Toyo Suisan Kaisha Ltd.	38,000	917,081
Yokohama Rubber Co. Ltd. (The)	195,000	915,474
		20,614,134
Netherlands — 2.6%
Brit Insurance Holdings NV	41,052	501,237
Koninklijke KPN NV	57,610	862,162
Randstad Holding NV (a)	20,200	1,031,031
		2,394,430
Norway — 2.9%
Marine Harvest ASA (a)	2,205,000	2,057,726
TGS Nopec Geophysical Co. ASA (a)	32,200	621,729
		2,679,455
Singapore — 2.2%
DBS Group Holdings Ltd.	181,000	2,020,944
South Africa — 1.0%
Steinhoff International Holdings Ltd.	332,993	915,150

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
South Korea — 3.6%
KIWOOM Securities Co. Ltd.	12,930	502,804
Samsung Electronics Co. Ltd.	3,596	2,754,549
		3,257,353
Spain — 2.5%
Banco Santander SA	176,367	2,242,568
Switzerland — 9.5%
Julius Baer Group Ltd.	115,467	3,996,790
Novartis AG	34,311	1,755,165
Syngenta AG	8,090	2,062,813
Synthes, Inc.	7,305	832,898
		8,647,666
United Kingdom — 20.4%
Amlin PLC	153,847	885,786
Berkeley Group Holdings PLC (a)	66,092	842,363
Compass Group PLC	470,818	3,846,803
Halfords Group PLC	108,787	845,564
Home Retail Group PLC	199,232	840,430
Imperial Tobacco Group PLC	148,817	4,251,111
Man Group PLC	226,333	842,550
Next PLC	25,832	907,082
Petrofac Ltd.	39,720	690,996
Standard Chartered PLC	108,089	2,905,754
Tate & Lyle PLC	135,884	949,730
Wolseley PLC (a)	32,785	825,678
		18,633,847
Total Common Stocks (Cost $89,189,177)		89,220,075

Short-Term Investments — 0.7%
Money Market Funds — 0.7%
Dreyfus Cash Management	323,153	323,153
Dreyfus Cash Management Plus	323,152	323,152

Total Short-Term Investments (Cost $646,305)		646,305
Total Investments
(Cost $89,835,482(b))—98.6%		$89,866,380
Assets in excess of liabilities — 1.4%		1,297,833
NET ASSETS — 100.0%		$91,164,213

(a)	Non-income producing security.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

		Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$89,220,075	$–	$–	$89,220,075
Short-Term Investments	646,305	–	–	646,305
Total Investments	$89,866,380	$–	$–	$89,866,380

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 8.1%
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-1, Class 2M1, 1.24%, 9/25/32 †	626,811	151,917
Series 2003-4, Class 2M1, 1.16%, 3/25/33 †	1,443,131	557,354
Series 2003-5, Class 2M1, 1.16%, 5/25/33 †	2,182,079	953,356
Chase Issuance Trust, Series 2005-A11, Class A, 0.32%, 12/15/14 †	1,410,000	1,404,335
Citibank Credit Card Issuance Trust, Series 2005-A7, Class A7, 4.75%, 10/22/12	1,000,000	1,019,736
Countrywide Asset-Backed Certificates, Series 2005-13, Class MV1, 0.70%, 4/25/36 †	2,000,000	400,099
Countrywide Home Equity Loan Trust, Series 2004-I, Class A, 0.54%, 2/15/34 †	50,040	24,446
Fannie Mae Whole Loan, Series 2001-W1, Class AV1, 0.50%, 8/25/31 †	17,697	15,957
First Horizon Asset Back Trust,
Series 2004-HE1, Class A, 0.47%, 1/25/24 †	27,071	16,812
Series 2004-HE3, Class A, 0.55%, 10/25/34 †	59,980	30,686
GMAC Mortgage Corp. Loan Trust, Series 2001-HE3, Class A2, 0.82%, 3/25/27 †	23,054	17,223
Greenpoint Home Equity Loan Trust, Series 2004-1, Class A, 0.72%, 7/25/29 †	33,152	19,007
MBNA Credit Card Master Note Trust, Series 2001-A2, Class A2, 0.50%, 12/16/13 †	1,500,000	1,501,071
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 2A2, 1.88%, 2/25/33 †	28,726	25,922
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.80%, 11/25/15 †	37,778	30,408
Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AIIB, 0.92%, 5/25/33 †	1,350,473	839,525
Residential Asset Securities Corp., Series 2004-KS4, Class A2B3, 1.02%, 5/25/34 †	1,848,884	954,239
Residential Funding Mortgage Securities II, Inc., Series 2003-HS3, Class A2B, 0.55%, 8/25/33 †	36,762	21,294
SLMA Student Loan Trust, Series 2008-9, Class A, 1.82%, 4/25/23 †	1,424,356	1,477,250
Structured Asset Securities Corp., Series 2003-9A, Class 2A1, 2.54%, 3/25/33 †	26,553	25,214
Total Asset-Backed Securities (Cost $14,990,037)		9,485,851

Collateralized Mortgage Obligations — 12.6%
Banc of America Mortgage Securities, Inc., Series 2002-G, Class 2A1, 3.23%, 7/20/32 †	1,431	1,354
Bear Stearns Alt-A Trust,
Series 2004-9, Class 3A1, 2.62%, 9/25/34 †	1,073,426	901,509
Series 2005-2, Class 2A5, 4.62%, 4/25/35 †	734,747	637,909
Countrywide Alternative Loan Trust, Series 2005-85CB, Class 2A2, 5.50%, 2/25/36	995,725	732,623
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2004-25, Class 1A3, 0.62%, 2/25/35 †	91,837	56,383
Series 2005-11, Class 4A1, 0.53%, 4/25/35 †	220,838	138,302
Fannie Mae,
Series 1993-9, Class FB, 1.68%, 1/25/23 †	1,177,436	1,196,152
Series 2002-62, Class FP, 1.46%, 11/25/32 †	2,400,000	2,426,708
Freddie Mac,
Series 1689, Class F, 0.96%, 3/15/24 †	1,209,913	1,215,293
Series 1689, Class FG, 0.96%, 3/15/24 †	480,200	482,335
Series 2412, Class OF, 1.20%, 12/15/31 †	3,173,989	3,239,085
Series 2736, Class DB, 3.30%, 11/15/26	355,785	357,992
Freddie Mac Structured Pass Through Securities,
Series T-54, Class 4A, 4.69%, 2/25/43 †	87,793	90,276
Series T-57, Class 1A2, 7.00%, 7/25/43	448,325	501,826
Series T-63, Class 1A1, 1.66%, 2/25/45 †	197,032	198,287
GSR Mortgage Loan Trust, Series 2004-4, Class B1, 3.67%, 4/25/32 †	1,356,231	395,945
Lehman Mortgage Trust, Series 2006-1, Class 1A3, 5.50%, 2/25/36	1,075,695	958,682
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 0.60%, 4/25/28 †	61,931	56,872
Residential Asset Securitization Trust, Series 2006-A1, Class 1A6, 0.76%, 4/25/36 †	1,478,874	902,655
Sequoia Mortgage Trust,
Series 10, Class 1A, 0.66%, 10/20/27 †	66,748	62,025
Series 9, Class 1A, 0.96%, 9/20/32 †	81,854	75,319
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A1, 2.99%, 1/25/35 †	350,856	260,157
Total Collateralized Mortgage Obligations (Cost $17,203,888)		14,887,689

Corporate Bonds — 14.1%
Consumer Discretionary — 0.2%
Target Corp., 6.35%, 1/15/11	200,000	208,324

Energy — 1.2%
Chevron Corp., 3.45%, 3/03/12	1,000,000	1,046,337
Halliburton Co., 5.50%, 10/15/10	350,000	358,130
		1,404,467

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 14.1% (continued)
Financials — 7.3%
BB&T Corp., 3.85%, 7/27/12	1,000,000	1,044,299
Boeing Capital Corp., 6.10%, 3/01/11	500,000	522,718
General Electric Capital Corp., 5.00%, 11/15/11	1,000,000	1,056,113
HSBC Holdings plc, 5.25%, 12/12/12	1,000,000	1,072,021
IBM International Group Capital LLC, 5.05%, 10/22/12	700,000	760,564
Merrill Lynch & Co., Inc., 5.77%, 7/25/11	1,000,000	1,051,049
Morgan Stanley, 0.60%, 1/09/14 †	1,000,000	958,705
Washington Mutual Finance Corp., 6.88%, 5/15/11	1,000,000	1,049,836
Wells Fargo & Co., 5.25%, 10/23/12	1,000,000	1,077,083
		8,592,388
Health Care — 0.3%
Abbott Laboratories, 5.15%, 11/30/12	300,000	328,353

Industrials — 0.6%
Norfolk Southern Corp., 6.75%, 2/15/11	750,000	781,008

Information Technology — 1.3%
Cisco Systems, Inc., 5.25%, 2/22/11	500,000	518,446
Hewlett-Packard Co., 2.25%, 5/27/11	1,000,000	1,012,959
		1,531,405
Telecommunication Services —2.2%
Cellco Partnership dba Verizon Wireless, 3.75%, 5/20/11	1,000,000	1,029,141
France Telecom SA, 7.75%, 3/01/11	500,000	528,216
New Cingular Wireless Services, Inc., 7.88%, 3/01/11	1,000,000	1,057,882
		2,615,239
Utilities — 1.0%
Indiana Michigan Power Co., 6.38%, 11/01/12	1,100,000	1,204,270
Total Corporate Bonds (Cost $16,409,990)		16,665,454

Taxable Municipal Bonds — 1.5%
Missouri — 0.3%
Higher Education Loan Authority Revenue, Series 2002, Class N, GO, 1.10%, 7/01/32 †(a)	400,000	320,000

Pennsylvania — 0.4%
Higher Education Assistance Agency, Series 2003, GO, 0.71%, 9/01/43 †(a)	500,000	425,000

Texas — 0.8%
Brazos, Series 2004, GO, 1.70%, 12/01/38 †(c)	600,000	510,000
Panhandle-Plains, Series 2001 A-3, Class A, GO, 1.77%, 4/01/31 †(a)	500,000	470,000
		980,000
Total Taxable Municipal Bonds (Cost $2,000,000)		1,725,000

U.S. Government Agency Pass-Through Securities — 1.7%
Federal Home Loan Mortgage Corporation — 0.0%(b)
3.02%, 4/01/29, Pool #846367 †	10,046	10,550
Federal National Mortgage Association — 1.7%
4.50%, 4/01/13, Pool #254717	253,517	260,289
5.09%, 11/01/21, Pool #365421 †	36,474	38,322
2.23%, 5/01/34, Pool #784365 †	73,550	75,624
2.22%, 6/01/34, Pool #789463 †	238,367	244,645
3.25%, 9/01/34, Pool #725897 †	439,828	454,701
2.14%, 1/01/35, Pool #810896 †	343,183	353,159
5.01%, 7/01/35, Pool #834933 †	497,500	523,147
1.86%, 6/01/40, Pool #557072 †	11,559	11,583
		1,961,470
Small Business Administration — 0.0%(b)
4.48%, 5/25/15, Pool #502966 †	10,607	10,743

Total U.S. Government Agency Pass-Through Securities (Cost $1,921,491)		1,982,763

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Securities — 26.6%
Federal Home Loan Mortgage Corp. — 7.9%
3.25%, 2/25/11	1,500,000	1,530,750
2.75%, 4/11/11	2,000,000	2,040,194
2.13%, 9/21/12	3,000,000	3,049,410
4.63%, 10/25/12	2,500,000	2,692,905
		9,313,259
Federal National Mortgage Association — 18.7%
4.50%, 2/15/11	5,000,000	5,156,935
5.13%, 4/15/11	9,000,000	9,394,866
5.00%, 10/15/11	3,000,000	3,180,426
4.88%, 5/18/12	4,000,000	4,298,660
		22,030,887
Total U.S. Government Agency Securities (Cost $30,156,398)		31,344,146

U.S. Treasury Obligation — 31.4%
U.S. Treasury Notes — 31.4%
4.25%, 1/15/11	4,600,000	4,725,962
1.13%, 1/15/12	25,900,000	26,035,560
3.13%, 8/31/13	6,000,000	6,283,596

Total U.S. Treasury Obligations (Cost $36,849,627)		37,045,118

Short-Term Investments — 3.5%
U.S. Government Agency Securities — 2.4%
Freddie Mac Discount Note, 5/04/10	848,000	847,985
Fannie Mae Discount Note, 8/31/10	2,000,000	1,998,666
		2,846,651
	Shares
Money Market Fund — 1.1%
Dreyfus Cash Management	1,264,441	1,264,441

Total Short-Term Investments ($4,110,735)		4,111,092
Total Investments
(Cost $123,642,166(c))—99.5%		$117,247,113
Assets in excess of liabilities — 0.5%		605,193
NET ASSETS — 100.0%		$117,852,306

(a)	Security is valued in good faith under the procedures established by the Board of Trustees. The aggregate amount of securities fair valued is 1,725,000, which represents 1.46%
(b)	Amount rounds to less than 0.05%
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2010.

Summary of Abbreviations
GO	- General Obligation

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2010 (Unaudited)

Futures Contracts — 0.0%(b)

			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased
94	June 2010 2-Year U.S. Treasury Note	$20,452,344	$49,829

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Asset-Backed Securities	$–	$9,485,851	$–	9,485,851
Collateralized Mortgage Obligations	–	14,887,689	–	14,887,689
Corporate Bonds	–	16,665,454	–	16,665,454
Municipal Bonds	–	1,725,000	–	1,725,000
Short-Term Investments	1,264,441	2,846,651	–	4,111,092
U.S. Government Agencies	–	33,326,909	–	33,326,909
U.S. Treasury Obligations	–	37,045,118	–	37,045,118
Total Investments	$1,264,441	$115,982,672	$–	$117,247,113
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures	$49,829	$–	$–	$49,829

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Asset-Backed Securities — 1.8%
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 10A1, 2.93%, 6/25/34 †	79,427	73,940
Fannie Mae Grantor Trust, Series 2004-T3, Class 1A1, 6.00%, 2/25/44	348,884	377,722
Fannie Mae Whole Loan, Series 2004-W8, Class 3A, 7.50%, 6/25/44	129,867	146,985
MSDWCC Heloc Trust, Series 2003-1, Class A, 0.80%, 11/25/15 †	37,778	30,408
Total Asset-Backed Securities (Cost $605,387)		629,055

Collateralized Mortgage Obligations — 7.6%
Fannie Mae,
Series 1994-77, Class FB, 1.78%, 4/25/24 †	104,205	105,834
Series 1999-57, Class FC, 0.51%, 11/17/29 †	238,693	239,217
Series 2002-16, Class XU, 5.50%, 4/25/17	1,359,240	1,456,307
Series 2002-49, Class KG, 5.50%, 8/25/17	293,767	315,868
Freddie Mac,
Series 1382, Class KA, 1.46%, 10/15/22 †	100,228	100,260
Series 2691, Class FE, 0.85%, 12/15/28 †	90,304	90,497
Series 3195, Class PN, 6.50%, 8/15/30	91,966	95,033
MLCC Mortgage Investors, Inc., Series 2003-B, Class A1, 0.60%, 4/25/28 †	51,609	47,393
Residential Accredit Loans, Inc., Series 2003-QS5, Class A1, 0.71%, 3/25/18 †	103,895	99,819
Sequoia Mortgage Trust, Series 10, Class 1A, 0.66%, 10/20/27 †	66,748	62,025
WaMu Mortgage Pass Through Certificates, Series 2003-AR1, Class A6, 2.39%, 3/25/33 †	102,053	92,684
Total Collateralized Mortgage Obligations (Cost $2,577,435)		2,704,937

Commercial Mortgage-Backed Securities — 8.0%
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40 †	290,000	300,936
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	320,000	327,480
Commercial Mortgage Pass Through Certificates,
Series 2004-LB3A, Class A5, 5.47%, 7/10/37 †	220,000	231,924
Series 2006-C7, Class A4, 5.96%, 6/10/46 †	300,000	314,296
Series 2006-C8, Class A4, 5.31%, 12/10/46	230,000	224,430
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.83%, 11/15/37	170,000	174,307
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, 5.19%, 7/10/39 †	180,000	190,243
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2004-PNC1, Class A4, 5.56%, 6/12/41 †	289,000	308,291
Series 2005-CB13, Class A4, 5.46%, 1/12/43 †	240,000	244,250
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-2, Class A4, 6.10%, 6/12/46 †	210,000	222,373
Series 2006-3, Class A4, 5.41%, 7/12/46 †	290,000	292,642
Total Commercial Mortgage-Backed Securities (Cost $2,804,883)		2,831,172

Corporate Bonds — 35.9%
Consumer Staples — 1.4%
Anheuser-Busch InBev Worldwide, Inc., 6.88%, 11/15/19 (a)	150,000	173,698
ConAgra Foods, Inc., 7.88%, 9/15/10	11,000	11,279
CVS Caremark Corp.,
6.13%, 8/15/16	200,000	222,690
6.13%, 9/15/39	100,000	102,547
		510,214
Energy — 4.2%
Canadian Natural Resources Ltd., 5.15%, 2/01/13	200,000	215,321
Enbridge Energy Partners LP, 5.88%, 12/15/16	200,000	224,038
EnCana Corp., 6.50%, 5/15/19	130,000	147,349
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	226,390
ONEOK Partners LP, 5.90%, 4/01/12	80,000	85,528
Petronas Capital Ltd., 7.00%, 5/22/12 (a)	300,000	330,530
Plains All American Pipeline LP / PAA Finance Corp., 6.13%, 1/15/17	97,000	105,701
XTO Energy, Inc., 6.38%, 6/15/38	120,000	138,932
		1,473,789
Financials — 15.0%
AvalonBay Communities, Inc., 6.13%, 11/01/12	100,000	108,829
Bank of America Corp.,
5.75%, 12/01/17	200,000	204,325

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Corporate Bonds — 35.9% (continued)
Financials — 15.0% (continued)
7.63%, 6/01/19	70,000	79,906
Bear Stearns Cos. LLC (The), Series MTNB, 4.55%, 6/23/10	100,000	100,495
Citigroup, Inc., 6.01%, 1/15/15	250,000	266,438
City National Bank, 6.75%, 9/01/11	250,000	260,150
Countrywide Financial Corp., Series MTN, 5.80%, 6/07/12	200,000	212,835
Credit Suisse USA, Inc., 5.50%, 8/15/13	300,000	329,964
Credit Suisse/New York NY, 5.30%, 8/13/19	300,000	313,838
General Electric Capital Corp., 2.80%, 1/08/13	400,000	406,732
HSBC Holdings PLC, 6.50%, 5/02/36	150,000	159,398
JPMorgan Chase & Co., 6.30%, 4/23/19	190,000	210,858
JPMorgan Chase Capital XXVII, Series AA, 7.00%, 11/01/39	200,000	205,605
Lloyds TSB Bank PLC, 5.80%, 1/13/20 (a)	250,000	247,769
MetLife, Inc., 5.38%, 12/15/12	80,000	86,549
Morgan Stanley, 5.95%, 12/28/17	110,000	112,663
Northern Trust Corp., 4.63%, 5/01/14	500,000	534,598
PNC Funding Corp., 5.40%, 6/10/14	200,000	216,835
Simon Property Group LP, 5.30%, 5/30/13	300,000	321,694
Svenska Handelsbanken AB, 4.88%, 6/10/14 (a)	100,000	106,536
U.S. Bancorp, 2.13%, 2/15/13	270,000	270,260
U.S. Bank NA, 6.38%, 8/01/11	150,000	159,433
Wells Fargo Bank NA, 6.45%, 2/01/11	400,000	416,646
		5,332,356
Health Care — 0.9%
Abbott Laboratories, 5.60%, 11/30/17	200,000	224,894
Wyeth, 5.95%, 4/01/37	100,000	107,601
		332,495
Industrials — 4.3%
CSX Corp., 5.75%, 3/15/13	200,000	218,153
FedEx Corp., Series 97-B, 7.52%, 1/15/18	81,323	88,010
Honeywell International, 6.13%, 11/01/11	250,000	269,536
Hutchison Whampoa Ltd., 6.50%, 2/13/13 (a)	500,000	552,131
Norfolk Southern Corp., 5.90%, 6/15/19	100,000	109,289
Union Pacific Corp., 6.13%, 1/15/12	250,000	269,886
		1,507,005
Information Technology — 0.6%
Hewlett-Packard Co., 2.25%, 5/27/11	200,000	202,592
Materials — 0.3%
Praxair, Inc., 2.13%, 6/14/13	100,000	100,571
Telecommunication Services — 5.7%
AT&T Mobility LLC, 6.50%, 12/15/11	420,000	454,864
Cellco Partnership dba Verizon Wireless,
3.75%, 5/20/11	200,000	205,828
8.50%, 11/15/18	150,000	189,776
Comcast Cable Holdings LLC, 9.80%, 2/01/12	300,000	339,272
Comcast Corp., 6.40%, 5/15/38	50,000	52,215
Time Warner Cable, Inc., 6.75%, 7/01/18	250,000	283,444
Time Warner, Inc., 6.88%, 5/01/12	200,000	220,086
Verizon Communications, Inc., 5.25%, 4/15/13	260,000	284,128
		2,029,613
Utilities — 3.5%
Duke Energy Corp., 6.30%, 2/01/14	300,000	336,773
Georgia Power Co., 6.00%, 11/01/13	130,000	146,788
PacifiCorp, 5.45%, 9/15/13	345,000	378,550
Virginia Electric & Power Co., 8.88%, 11/15/38	260,000	374,267
		1,236,378
Total Corporate Bonds (Cost $12,161,056)		12,725,013

Medium-Term/Senior Note — 0.7%
Consumer Discretionary — 0.7%
Stanford University, Series MTNA, 6.16%, 4/30/11	225,000	235,318
See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Medium-Term/Senior Note — 0.7% (continued)
Consumer Discretionary — 0.7% (continued)
Total Medium-Term/Senior Notes (Cost $225,000)		235,318

Mortgage Derivatives - IO STRIPS — 0.6%
Fannie Mae STRIPS,
Series 386, Class 1, 5.00%, 11/25/37	630,755	121,870
Series 386, Class 2, 5.00%, 11/25/37 †	534,583	94,287
Total Mortgage Derivatives - IO STRIPS (Cost $189,988)		216,157

Sovereign Bond — 1.2%
Canada — 1.2%
Ontario (Province of), 5.13%, 7/17/12	410,000	442,714
Total Sovereign Bonds (Cost $431,505)		442,714

U.S. Government Agency Pass-Through Securities — 40.9%
Federal Home Loan Mortgage Corporation — 11.7%
4.50%, 11/01/18, Pool #B10834	467,000	492,826
6.00%, 4/01/21, Pool #J01657	128,593	138,552
5.50%, 1/01/22, Pool #J04201	195,370	209,248
5.50%, 11/01/24, Pool #J11213	117,359	125,696
4.50%, 1/01/25, Pool #J11561	451,096	469,558
6.00%, 11/01/28, Pool #D98098	25,017	26,877
3.02%, 4/01/29, Pool #846367 †	10,046	10,550
6.50%, 4/01/29, Pool #C00742	523,835	568,552
5.00%, 4/01/30, Pool #C91296	60,000	62,810
7.50%, 7/01/32, Pool #G01548	41,735	46,237
5.85%, 12/01/34, Pool #1K1251 †	285,104	305,383
5.95%, 6/01/36, Pool #1N0151 †	125,704	133,401
6.50%, 10/01/36, Pool #A61558	62,101	67,402
6.00%, 5/01/38, Pool #G04457	353,307	378,554
5.50%, 2/01/40, Pool #A91168	1,047,185	1,107,409
		4,143,055
Federal National Mortgage Association — 27.3%
4.61%, 7/01/12, Pool #387461	1,250,000	1,317,453
4.73%, 12/01/12, Pool #385682	430,359	456,120
5.09%, 11/01/21, Pool #365421 †	75,480	79,303
6.00%, 1/01/22, Pool #880993	65,413	70,418
6.00%, 6/01/22, Pool #888467	475,718	512,112
5.00%, 11/01/29, Pool #MA0243	77,777	81,383
5.00%, 4/01/30, Pool #MA0384	169,596	177,461
2.95%, 6/01/33, Pool #708318 †	89,879	91,256
4.50%, 10/01/33, Pool #747529	499,286	503,972
2.84%, 1/01/34, Pool #759385 †	131,874	136,897
2.92%, 1/01/34, Pool #765657 †	59,786	61,903
1.97%, 3/01/34, Pool #776486 †	120,800	124,164
5.00%, 5/01/34, Pool #777748	975,250	1,010,725
2.78%, 7/01/34, Pool #791523 †	140,530	143,960
2.14%, 1/01/35, Pool #810896 †	686,366	706,319
5.50%, 2/01/35, Pool #735227	58,084	61,252
4.50%, 5/01/35, Pool #888482	219,339	221,398
5.50%, 5/01/35, Pool #735500	993,097	1,047,262
5.50%, 4/01/36, Pool #AD0110	820,208	864,944
5.50%, 1/01/37, Pool #888566	265,931	280,435
4.50%, 4/01/37, Pool #916406	114,842	115,920
6.00%, 5/01/37, Pool #936935	565,753	602,215
6.00%, 2/01/38, Pool #972490	409,396	435,781
7.00%, 5/01/38, Pool #979909	542,474	599,157
		9,701,810
Government National Mortgage Association — 1.9%
6.50%, 7/15/28, Pool #455165	322,568	349,563
4.50%, 3/15/38, Pool #782293	317,921	323,504

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Government Agency Pass-Through Securities — 40.9% (continued)
Government National Mortgage Association — 1.9% (continued)
		673,067
Total U.S. Government Agency Pass-Through Securities (Cost $14,379,092)		14,517,932

U.S. Government Agency — 1.5%
Tennessee Valley Authority Note — 1.5%
4.50%, 4/01/18	500,000	526,905
Total U.S. Government Agencies (Cost $499,889)		526,905

U.S. Treasury Obligation — 0.4%
U.S. Treasury Bond — 0.4%
3.50%, 2/15/39	150,000	125,320
Total U.S. Treasury Obligation (Cost $123,316)		125,320

Options — 0.1%
Purchased Option — 0.1%
10 Year Future Option, 8/27/10, Exercise Price $117.00	20	29,375
Total Options (Cost $21,775)		29,375

Short-Term Investment — 0.8%
	Shares
Money Market Fund — 0.8%
Federated Government Obligations Fund, Class I	299,943	299,943
Total Short-Term Investment ($299,943)		299,943
Total Investments
(Cost $34,319,269(b))—99.5%		$35,283,841
Assets in excess of liabilities — 0.5%		193,274
NET ASSETS — 100.0%		$35,477,115

(a)
Represents a restricted security purchase under Rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities are considered illiquid, the total aggregate value of which is $1,410,664, or 3.98% of net assets.

(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2010.

Summary of Abbreviations
IO	- Interest Only
STRIPS	- Separately Traded Registered Interest and Principal of Securities

Call Options Written — (0.1%)
	Exercise		Number of
Description	Price	Expiration Date	Contracts	Value
10 Year Future Option	$118.50	08/27/10	20	$(17,188)

(Premiums received of $11,819)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2010 (Unaudited)

Futures Contracts — 0.3%
			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased

42	June 2010 10-Year U.S. Treasury Note	$4,952,062	$65,757
10	June 2010 30-Year U.S. Long Bond	1,190,625	25,604
5	June 2010 5-Year U.S. Treasury Note	579,297	4,028
4	June 2010 U.S. Ultra Bond	496,125	7,835
			103,224
Futures Contracts Sold

-3	June 2010 2-Year U.S. Treasury Note	652,734	(1,412)
			$101,812

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Asset-Backed Securities	$–	$629,055	$–	629,055
Collateralized Mortgage Obligations	–	2,704,937	–	2,704,937
Commercial Mortgage-Backed Securities	–	2,831,172	–	2,831,172
Corporate Bonds	–	12,725,013	–	12,725,013
Medium-Term/Senior Notes	–	235,318	–	235,318
Mortgage Derivatives - IO STRIPS	–	216,157	–	216,157
Options Purchased	29,375	–	–	29,375
Short-Term Investment	299,943	–	–	299,943
Sovereign Bonds	–	442,714	–	442,714
U.S. Government Agencies	–	15,044,837	–	15,044,837
U.S. Treasury Obligation	–	125,320	–	125,320
Total Investments	$329,318	$34,954,523	$–	$35,283,841
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures	$101,812	$–	$–	101,812
Options Written	(5,369)	–	–	(5,369)
Total Other Financial Instruments	$96,443	$–	$–	96,443

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/(depreciation).

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —98.7%
Abilene Kansas, GO
Series 2010 A, 4.30%, 9/01/27, Callable 9/01/20 @ $100	250,000	249,685
Series 2010 A, 4.60%, 9/01/30, Callable 9/01/20 @ $100	810,000	813,256
Basehor Kansas, GO, Series 2008, 4.00%, 9/01/10, Callable 6/04/10 @ $100	750,000	751,478
Bel Aire Kansas, GO, Series 2008 A, Class A, 4.50%, 6/01/12, Callable 6/04/10 @ $100	1,000,000	1,002,330
Blue Valley COP, OID, GO, Series 2006 A, 3.85%, 10/01/14, AGM	500,000	537,500
Burlington Kansas, Environmental Improvement Revenue, GO, Series 1993 K, 5.25%, 4/01/13, Putable 4/01/13
@ $100, XLCA†	1,000,000	1,075,710
Butler & Sedgwick Counties Unified School District No. 385, GO
Series 1999, 5.60%, 9/01/12, FSA	1,775,000	1,949,003
Series 2005, 5.00%, 9/01/18, Callable 9/01/15 @ $100, NATL-RE	2,000,000	2,146,440
Butler County Unified School District No. 394, GO, Series 2004 , 3.50%, 9/01/24, Callable 9/01/14 @ $100,
AGM	475,000	472,335
Butler County Unified School District No. 490, GO
Series 2005 B, 5.00%, 9/01/23, Callable 9/01/15 @ $100, FSA	500,000	534,605
Series 2005 B, Class B, 5.00%, 9/01/24, Pre-refunded 9/01/15 @ $100, FSA	690,000	804,236
Series 2005 B, Class B, 5.00%, 9/01/24, Callable 9/01/15 @ $100, FSA	395,000	421,746
Cherokee County, COP, GO, Series 2005, 5.00%, 12/01/21, Callable 12/01/15 @ $100, NATL-RE FGIC	1,170,000	1,276,681
Chisholm Creek, Water & Sewer Revenue, GO
Series 2002, 5.25%, 9/01/14, Pre-refunded 9/01/12 @ $100, NATL-RE	710,000	782,541
Series 2002, 5.25%, 9/01/15, Pre-refunded 9/01/12 @ $100, NATL-RE	400,000	440,868
Coffeyville Community College, GO, Series 2005 A, 5.05%, 10/01/25, Pre-refunded 10/01/15 @ $100	1,975,000	2,257,109
Coffeyville Kansas, GO, Series 2008, 3.25%, 11/01/11, Callable 11/01/10 @ $100	500,000	505,080
Cowley County Unified School District No. 465, GO, Series 2003, 5.25%, 10/01/15, Callable 10/01/13 @
$100, NATL-RE	1,310,000	1,437,659
Crawford County, Public Bldg Common Hospital District No. 1, GO, Series 2009, 5.38%, 9/01/24, Callable
9/01/19 @ $100	2,300,000	2,404,075
Dodge City Kansas, GO, Series 2009 A, Class A, 4.25%, 9/01/29, Callable 9/01/19 @ $100, AGM	835,000	843,292
Dodge City Kansas Sales Tax Revenue, GO, Series 2009, 5.25%, 6/01/31, Callable 6/01/19 @ $100, AGM	500,000	533,035
Douglas County, GO
Series 2004 A, Class A, 5.00%, 8/01/18, Callable 8/01/13 @ $100, AMBAC	1,935,000	2,046,146
Series 2009 A, Class A, 4.00%, 9/01/24, Callable 9/01/19 @ $100	425,000	432,608
Series 2009 A, Class A, 4.25%, 9/01/30, Callable 9/01/19 @ $100	320,000	319,984
Douglas County Kansas Unified School District No. 348, GO, Series 2009 A, Class A, 5.00%, 9/01/30,
Callable 9/01/19 @ $100	1,405,000	1,449,272
Douglas County Kansas Unified School District No. 491, GO, Series 2008 A, Class A, 5.00%, 9/01/29,
Callable 9/01/18 @ $100, AGM	200,000	209,268
Fairway Kansas, GO
Series 2010 A, Class A, 3.75%, 9/01/25, Callable 9/01/17 @ $100	250,000	250,945
Series 2010 A, Class A, 4.00%, 9/01/28, Callable 9/01/17 @ $100	470,000	472,054
Series 2010 A, Class A, 4.00%, 9/01/29, Callable 9/01/17 @ $100	390,000	388,420
Franklin County Unified School District No. 289, GO, Series 2001 A, Class A, 5.35%, 9/01/11, FSA	120,000	127,445
Franklin County, COP, Mental Health, GO, Series 2006, 4.75%, 9/01/21, Callable 9/01/13 @ $100	750,000	771,292
Geary County Unified School District No. 475, GO
Series 2005, 5.25%, 9/01/18, Callable 9/01/15 @ $100, NATL-RE	795,000	877,004
Series 2005, 5.25%, 9/01/20, Pre-refunded 9/01/15 @ $100, NATL-RE	2,025,000	2,380,246
Series 2005, 5.25%, 9/01/22, Pre-refunded 9/01/15 @ $100, NATL-RE	1,650,000	1,939,459
Harvey County Unified School District No. 373, GO
Series 1998, 4.80%, 9/01/18, Callable 6/04/10 @ $100, FSA	635,000	636,613
Series 2007, 5.00%, 9/01/22, Callable 9/01/18 @ $100, NATL-RE	1,700,000	1,805,638
Hiawatha Kansas, GO, Series 2006 A, 4.60%, 10/01/26, Callable 10/01/14 @ $100	300,000	304,407
Hoisington Public Building Corp., Health Care Facilities Revenue, GO, Series 2006, 5.00%, 11/01/23, Callable
11/01/14 @ $100, AMBAC	1,700,000	1,774,188
Horton Kansas Electric Utility System Revenue, GO, Series 2009, 4.15%, 10/01/21, Callable 10/01/19 @ $100	540,000	540,400
Johnson County, GO, Series 2007 B, Class B, 4.50%, 9/01/13	1,230,000	1,360,515
Johnson County Community College District, GO, Series 2002, 5.00%, 11/15/24, Callable 11/15/12 @ $100,
AMBAC	1,000,000	1,033,530
Johnson County Park & Recreation Foundation Revenue, GO, Series 2001, 5.38%, 9/01/16, Callable 9/01/11 @
$100	1,000,000	1,029,730
Johnson County Park & Recreation Foundation Revenue, COP, GO
Series 2003 B, 5.00%, 9/01/23, Callable 9/01/13 @ $100	870,000	909,716
Series 2010 C, Class C, 4.00%, 9/01/18	610,000	630,270
Johnson County Public Building Commission Revenue, GO
Series 2008 A, Class A, 4.00%, 9/01/20, Callable 9/01/18 @ $100	225,000	234,707

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —98.7% (continued)
Series 2010 C, Class C, 4.00%, 9/01/24, Callable 9/01/20 @ $100	500,000	518,845
Johnson County Unified School District No. 231, GO
Series 2005 A, Class A, 5.00%, 10/01/23, Callable 10/01/14 @ $100, NATL-RE FGIC	1,080,000	1,140,609
Series 2006 B, Class B, 5.00%, 10/01/25, Callable 10/01/16 @ $100, AMBAC	1,070,000	1,131,140
Johnson County Unified School District No. 232, GO
Series 2003 A, Class A, 4.35%, 9/01/14, Callable 9/01/13 @ $100, NATL-RE FGIC	600,000	636,732
Series 2005, 5.00%, 3/01/15, NATL-RE	600,000	667,434
Series 2005 A, Class A, 5.25%, 9/01/20, Callable 9/01/15 @ $100, FSA	1,325,000	1,442,686
Series 2005 A, Class A, 5.25%, 9/01/23, Callable 9/01/15 @ $100, FSA	1,000,000	1,079,220
Series 2008, 3.50%, 9/01/18, Callable 9/01/17 @ $100, FSA	100,000	102,731
Johnson County Unified School District No. 233, GO, Series 2001 B, Class B, 5.50%, 9/01/14, NATL-RE
FGIC	325,000	376,837
Johnson County Unified School District No. 512, GO, Series 2005 C, Class C, 4.25%, 10/01/23, Callable
10/01/14 @ $100	1,000,000	1,025,820
Johnson County Water District No. 1 Revenue, GO, Series 2007, 3.25%, 12/01/30, Callable 12/01/17 @ $100	1,500,000	1,286,340
Johnson County, Public Building Commission, GO
Series 2008 A, Class A, 4.38%, 9/01/23, Callable 9/01/18 @ $100	100,000	106,043
Series 2008 A, Class A, 4.50%, 9/01/22, Callable 9/01/18 @ $100	100,000	107,161
Series 2008 A, Class A, 4.75%, 9/01/24, Callable 9/01/18 @ $100	790,000	853,026
Series 2008 A, Class A, 4.88%, 9/01/25, Callable 9/01/18 @ $100	200,000	215,502
Series 2009 A, Class A, 4.00%, 9/01/22, Callable 9/01/19 @ $100	415,000	427,035
Johnson County, Water District No. 1, GO
Series 2001, 5.00%, 6/01/12, Callable 12/01/11 @ $100	1,000,000	1,059,160
Series 2001, 5.00%, 12/01/13, Callable 12/01/11 @ $100	750,000	790,868
Series 2009, 3.00%, 1/01/16	1,225,000	1,284,155
Series 2009, 3.00%, 1/01/17	650,000	671,418
Series 2009, 3.00%, 7/01/17	255,000	261,951
Series 2009, 3.25%, 7/01/20, Callable 7/01/18 @ $100	1,440,000	1,459,584
Kansas Development Finance Authority Revenue, GO
Series 2001 , 5.50%, 3/01/16, Pre-refunded 3/01/11 @ $100, AMBAC	400,000	416,796
Series 2001 , 5.50%, 3/01/16, Callable 3/01/11 @ $100, AMBAC	250,000	257,928
Series 2002 N, Class N, 5.25%, 10/01/17, Pre-refunded 10/01/12 @ $100, AMBAC	1,115,000	1,235,799
Series 2002 N, Class N, 5.25%, 10/01/17, Callable 10/01/12 @ $100, AMBAC	135,000	142,962
Series 2006 , Class A, 4.25%, 11/01/21, Callable 11/01/16 @ $100, NATL-RE FGIC	100,000	102,162
Series 2006 , Class A, 5.00%, 11/01/22, Callable 11/01/16 @ $100, NATL-RE FGIC	200,000	216,554
Series 2009 D, Class D, 5.00%, 11/15/22, Callable 11/15/17 @ $100	250,000	261,805
Kansas Independent College Finance Authority, GO, Series 2001, 6.00%, 10/01/21, Callable 6/04/10 @ $100	1,500,000	1,505,100
Kansas Public Wholesale Water Supply District No. 11, GO, Series 2004, 4.60%, 10/01/29, Callable 4/01/11 @
$100, AMBAC	100,000	100,075
Kingman County Electric Utility System Revenue, GO, Series 2004, 5.50%, 9/01/23, Pre-refunded 9/01/12 @
$100	300,000	329,451
Kingman County Unified School District No. 331, GO, Series 2000, 5.80%, 10/01/16, Pre-refunded 10/01/10
@ $100, FGIC	1,545,000	1,578,449
La Cygne, Environmental Improvements Revenue, Kansas City Power & Light, GO, Series 2005, 4.05%,
3/01/15, XLCA	382,000	403,919
La Cygne, Public Building Community Swimming Pool, GO, Series 2009, 5.00%, 11/01/29, Callable 11/01/19
@ $100	375,000	381,233
Lansing Kansas, GO, Series 2008 A, Class A, 4.45%, 9/01/22, Callable 9/01/17 @ $100, FSA	395,000	419,561
Lawrence Hospital Revenue, GO
Series 2003, 5.38%, 7/01/16, Callable 7/01/13 @ $100	1,000,000	1,046,060
Series 2006, 5.25%, 7/01/21, Callable 7/01/16 @ $100	610,000	629,355
Lawrence Water & Sewer System Revenue, GO, Series 2008, 4.30%, 11/01/22, Callable 11/01/18 @ $100	235,000	243,975
Leavenworth County Unified School District No. 453, GO, Series 2009 A, Class A, 4.75%, 3/01/25, Callable
9/01/19 @ $100, AGM	535,000	566,367
Leavenworth County Unified School District No. 458, GO
Series 2009 A, Class A, 5.25%, 9/01/28, Callable 9/01/19 @ $100	1,250,000	1,347,313
Series 2009 C, Class C, 5.00%, 9/01/29, Callable 9/01/19 @ $100	395,000	408,055
Series 2009 C, Class C, 5.00%, 9/01/30, Callable 9/01/19 @ $100	215,000	221,116
Leavenworth County Unified School District No. 464, GO, Series 2005 A, Class A, 5.00%, 9/01/25, Pre-
refunded 9/01/15 @ $100, NATL-RE	1,380,000	1,608,473
Leavenworth County Unified School District No. 469, GO, Series 2005 A, 5.00%, 9/01/24, Pre-refunded
9/01/15 @ $100, FGIC	2,400,000	2,790,696
Leawood Kansas, GO, Series 2008 B, Class B, 4.20%, 9/01/23, Callable 9/01/17 @ $100	565,000	592,188
Lenexa Health Care Facilities Revenue, GO, Series 2002 C, Class C, 6.88%, 5/15/32, Pre-refunded 5/15/12 @
$100	1,500,000	1,692,780

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —98.7% (continued)
Lenexa Kansas, GO, Series 2009 B, Class B, 4.00%, 9/01/25, Callable 9/01/14 @ $100	480,000	487,795
Lindsborg Kansas, GO, Series 2009 A, Class A, 4.60%, 10/01/29, Callable 10/01/18 @ $100	600,000	590,142
Lyon County Public Building Commission Revenue, GO, Series 2010 A, Class A, 4.00%, 12/01/21, Callable
12/01/18 @ $100	500,000	503,240
Lyon County Unified School District No. 253, GO, Series 2002, 5.00%, 9/01/12, NATL-RE FGIC	250,000	270,130
Maize Public Building Commission, GO, Series 2006 A, Class A, 5.25%, 5/01/25, Callable 5/01/11 @ $100	1,000,000	1,006,880
Maize Water System Revenue, GO, Series 2006, 5.25%, 8/01/26, Callable 8/01/16 @ $100	1,000,000	1,039,780
Manhattan Kansas, GO
Series 2008 A, Class A, 4.50%, 11/01/17	400,000	446,512
Series 2009 D, Class D, 3.25%, 11/01/20, Callable 11/01/19 @ $100	350,000	347,536
Marais Des Cygnes, Public Utility, GO, Series 2007, 4.63%, 12/01/38, Callable 12/01/17 @ $100, AGM	530,000	530,148
Miami County Unified School District No. 367, GO, Series 2005 A, Class A, 5.00%, 9/01/25, Callable 9/01/15
@ $100, FSA	1,310,000	1,388,928
Miami County Unified School District No. 416, GO
Series 2006, 4.00%, 9/01/15, NATL-RE	900,000	971,055
Series 2006, 5.00%, 9/01/20, Callable 9/01/16 @ $100, NATL-RE	1,235,000	1,296,281
Mitchell County, Public Building Common Revenue, GO, Series 2009, 4.50%, 3/01/28, Callable 3/01/18 @
$100, AGM	430,000	443,425
Neosho County, Sales Tax Revenue, GO
Series 2009, 4.00%, 10/01/18, AGM	220,000	224,884
Series 2009, 4.00%, 10/01/19, AGM	225,000	227,281
Series 2009, 4.50%, 10/01/27, Callable 10/01/19 @ $100, AGM	740,000	741,665
Newton Kansas, GO, Series 2004 A, Class A, 5.00%, 9/01/24, Callable 9/01/14 @ $100, NATL-RE	1,000,000	1,050,620
Newton Wastewater Treatement System Revenue, GO, Series 1998, 4.90%, 3/01/12, Callable 6/04/10 @ $100	365,000	365,953
Olathe, Health Facilities Revenue, Olathe County Hospital, GO
Series 2008, 5.13%, 9/01/22, Callable 9/01/17 @ $100	1,315,000	1,374,044
Series 2008 A, Class A, 4.13%, 9/01/37, Callable 3/01/12 @ $100, Putable 3/01/13 @ $100†	1,500,000	1,552,350
Olathe, Special Obligation, Tax Increment Revenue, GO
Series 2006, 4.75%, 3/01/11	340,000	289,513
Series 2007, Class W, 5.45%, 9/01/22, Callable 3/01/17 @ $100	660,000	434,115
Ottawa Kansas Revenue, GO, Series 2010 , 5.00%, 4/15/25, Callable 4/15/19 @ $100	1,510,000	1,590,060
Overland Park, GO
Series 2004, 5.00%, 9/01/19, Callable 9/01/13 @ $100	630,000	678,844
Series 2009 A, Class A, 3.00%, 9/01/17	735,000	760,431
Overland Park Kansas Revenue, GO, Series 2010 , 5.90%, 4/01/32, Callable 4/01/20 @ $100	1,000,000	1,000,010
Park City Kansas, GO, Series 2009 A, 5.38%, 12/01/25, Callable 12/01/19 @ $100	500,000	487,880
Pittsburg Kansas, GO, Series 2006, Class N, 4.90%, 4/01/24, Callable 4/01/16 @ $100	1,100,000	748,132
Pratt Kansas, GO, Series 2001, 5.25%, 5/01/18, Pre-refunded 5/01/10 @ $100, AMBAC	250,000	250,000
Puerto Rico Electric Power Authority Revenue, GO, Series 2007 UU, 5.00%, 7/01/19, NATL-RE	1,000,000	1,077,570
Reno County Unified School District No. 308, GO
Series 2007 A, 5.00%, 9/01/16, NATL-RE	1,000,000	1,107,070
Series 2007 A, 5.00%, 9/01/25, Callable 9/01/17 @ $100, NATL-RE	200,000	208,958
Rice County Unified School District No. 376, GO, Series 2009, 5.25%, 9/01/35, Callable 9/01/19 @ $100,
AGM	500,000	543,340
Rice County Unified School District No. 444, GO, Series 1997, 5.08%, 9/01/14, Callable 6/04/10 @ $100	755,000	757,069
Riley County Unified School District No. 383, GO
Series 2001, 5.00%, 11/01/14, Callable 11/01/11 @ $100, NATL-RE	1,000,000	1,052,860
Series 2008 A, Class A, 5.00%, 9/01/27, Callable 9/01/18 @ $100	1,350,000	1,470,623
Series 2009 A, 5.00%, 9/01/23, Callable 9/01/19 @ $100	1,000,000	1,105,810
Roeland Park Kansas, GO, Series 2005, 5.38%, 8/01/19, Callable 8/01/15 @ $100	500,000	456,140
Salina Kansas, GO, Series 2010 A, Class A, 3.88%, 10/01/25, Callable 10/01/18 @ $100	1,135,000	1,165,736
Salina Kansas, Hospital Revenue, Salina Regional Health Center, GO
Series 2006, 5.00%, 10/01/20, Callable 4/01/16 @ $100	460,000	479,297
Series 2006, 5.00%, 10/01/23, Callable 4/01/16 @ $100	470,000	483,277
Saline County Unified School District No. 305, GO
Series 2001, 5.50%, 9/01/17, Callable 9/01/11 @ $100, FSA	780,000	823,220
Series 2001, 5.50%, 9/01/17, Callable 9/01/11 @ $100, FSA	220,000	227,794
Scott Country, GO, Series 2010 , 5.00%, 4/01/28, Callable 4/01/20 @ $100	500,000	532,540
Scott County Unified School District No. 466, GO, Series 2002, 5.25%, 9/01/17, Pre-refunded 9/01/12 @ $100,
FGIC	400,000	440,380
Sedgwick & Shawnee Counties, Single Family Revenue, GO
Series 1994 B-1, 8.05%, 5/01/14, GNMA	15,000	15,341
Series 1997 A-2, 6.70%, 6/01/29, GNMA	105,000	110,629
Sedgwick County, GO, Series 1997 A-2, 6.50%, 12/01/16, GNMA	10,000	10,193

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —98.7% (continued)
Sedgwick County Public Building Commission, GO
Series 2003, 4.00%, 8/01/15, Callable 8/01/14 @ $100	500,000	527,290
Series 2008, 5.00%, 8/01/23, Callable 8/01/18 @ $100	390,000	434,195
Series 2008, 5.00%, 8/01/24, Callable 8/01/18 @ $100	100,000	110,726
Series 2008, 5.25%, 8/01/26, Callable 8/01/18 @ $100	130,000	145,463
Series 2008, 5.25%, 8/01/28, Callable 8/01/18 @ $100	800,000	887,320
Sedgwick County Unified School District No. 259, GO, Series 2009 A, Class A, 5.00%, 10/01/21, Callable
10/01/18 @ $100	1,000,000	1,120,750
Sedgwick County Unified School District No. 261, GO
Series 2007, 4.00%, 11/01/13, FSA	500,000	543,580
Series 2007, 5.00%, 11/01/19, Callable 11/01/17 @ $100, FSA	1,000,000	1,103,610
Sedgwick County Unified School District No. 262, GO, Series 2008 , 5.00%, 9/01/24, Callable 9/01/18 @
$100, AGM	245,000	265,977
Sedgwick County Unified School District No. 266, GO
Series 2007, 4.00%, 9/01/17, NATL-RE	175,000	183,020
Series 2008, 5.00%, 9/01/16, NATL-RE	150,000	166,061
Series 2008, 5.00%, 9/01/17, NATL-RE	100,000	110,426
Series 2008, 5.00%, 9/01/19, Callable 9/01/17 @ $100, NATL-RE	500,000	538,345
Sedgwick County, Healthcare Facility, GO
Series 2010, 5.00%, 8/01/25, Callable 8/01/15 @ $100	500,000	503,165
Series 2010, 5.25%, 8/01/31, Callable 8/01/15 @ $100	500,000	502,915
Shawnee County, GO, Series 2005 A, Class A, 5.00%, 9/01/19, Callable 9/01/15 @ $100, FSA	700,000	753,018
Shawnee County COP, GO
Series 2007, Class C, 5.00%, 9/01/23, Callable 9/01/15 @ $100	1,840,000	1,925,523
Series 2007 A, Class A, 5.00%, 9/01/22, Callable 9/01/15 @ $100	1,640,000	1,720,229
Shawnee County Unified School District No. 437, GO
Series 2010 A, Class A, 3.95%, 9/01/27, Callable 9/01/20 @ $100	795,000	796,972
Series 2010 A, Class A, 3.95%, 9/01/28, Callable 9/01/20 @ $100	825,000	823,894
Series 2010 A, Class A, 4.00%, 9/01/29, Callable 9/01/20 @ $100	285,000	283,467
Shawnee County Unified School District No. 501, GO, Series 2005, 5.00%, 8/01/13, FSA	1,000,000	1,114,930
State, Department of Transportation, Highway Revenue, GO
Series 1998, 5.50%, 9/01/14	1,000,000	1,169,520
Series 2003 A, Class A, 5.00%, 9/01/11	415,000	439,124
Series 2004 A, 5.00%, 3/01/20, Callable 3/01/14 @ $100	1,170,000	1,284,016
Series 2004 B-1, 4.30%, 9/01/21, Callable 9/01/18 @ $100	575,000	610,500
Series 2004 B-2, 5.00%, 9/01/22, Callable 9/01/18 @ $100	4,600,000	5,175,506
Series 2004 B-3, 5.00%, 9/01/23, Callable 9/01/18 @ $100	1,265,000	1,418,369
Series 2004 B-4, 5.00%, 9/01/24, Callable 9/01/18 @ $100	280,000	312,654
State, Development Finance Authority Health Facilities Revenue, Hays Medical Center, Inc., GO
Series 2005 L, Class L, 5.00%, 11/15/22, Callable 11/15/15 @ $100	500,000	515,560
Series 2005 M, 3.75%, 5/15/26, Putable 11/15/10 @ $100, NATL-RE†	1,435,000	1,445,920
State, Development Finance Authority Health Facilities Revenue, St. Lukes/Shawnee Mission Health System,
Inc., GO, Series 1996, Class P, 5.38%, 11/15/16, Callable 6/04/10 @ $100, NATL-RE	495,000	495,411
State, Development Finance Authority Health Facilities Revenue, Stormont-Vail Healthcare, Inc., GO
Series 2001 K, Class K, 5.75%, 11/15/12, Callable 11/15/11 @ $100, NATL-RE	1,000,000	1,066,460
Series 2007, 5.00%, 11/15/27, Callable 11/15/17 @ $100, NATL-RE	1,875,000	1,903,163
Series 2008 E, Class E, 5.25%, 11/15/23, Putable 11/15/11 @ $100†	1,000,000	1,029,110
State, Development Finance Authority Hospital Revenue, Adventist Health, GO
Series 2009, 5.25%, 11/15/21, Callable 11/15/19 @ $100	1,100,000	1,179,200
Series 2009, 5.50%, 11/15/22, Callable 11/15/19 @ $100	1,000,000	1,083,230
Series 2009, 5.50%, 11/15/29, Callable 11/15/19 @ $100	1,150,000	1,211,858
State, Development Finance Authority Housing Development Revenue, GO, Series 2003, Class B, 5.35%,
5/20/23, Callable 5/20/13 @ $100, GNMA	1,000,000	1,047,250
State, Development Finance Authority Revenue, GO
Series 1999, Class A, 5.00%, 8/01/11, Callable 8/01/10 @ $100, NATL-RE	500,000	501,345
Series 1999, Class B, 5.00%, 4/01/19, Callable 6/04/10 @ $100, AMBAC	1,000,000	1,002,690
Series 1999, Class H, 5.50%, 8/01/15, Pre-refunded 8/01/11 @ $100, NATL-RE	1,500,000	1,589,985
Series 2002 N, Class N, 5.00%, 10/01/13, Callable 10/01/12 @ $100, AMBAC	500,000	541,065
Series 2002 N, Class N, 5.25%, 10/01/18, Pre-refunded 10/01/12 @ $100, AMBAC	1,610,000	1,782,383
Series 2002 N, Class N, 5.25%, 10/01/22, Pre-refunded 10/01/12 @ $100, AMBAC	1,960,000	2,169,857
Series 2003, 5.00%, 10/01/20, Callable 4/01/13 @ $100, AMBAC	200,000	212,690
Series 2003, 5.00%, 10/01/21, Callable 4/01/13 @ $100, AMBAC	2,750,000	2,915,027
Series 2003, Class J, 5.00%, 8/01/11, AMBAC	380,000	400,167
Series 2003 J, Class J, 5.25%, 8/01/19, Callable 8/01/13 @ $100, AMBAC	410,000	433,960
Series 2004, Class A, 5.00%, 4/01/18, Pre-refunded 4/01/14 @ $100, FGIC	130,000	148,957

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —98.7% (continued)
Series 2004, Class A, 5.00%, 4/01/15, NATL-RE FGIC	250,000	275,577
Series 2004, Class A, 5.00%, 4/01/17, Callable 4/01/14 @ $100, NATL-RE FGIC	595,000	635,192
Series 2004, Class A, 5.00%, 4/01/18, Callable 4/01/14 @ $100, NATL-RE FGIC	370,000	393,595
Series 2004 A, Class A, 5.00%, 4/01/20, Callable 4/01/14 @ $100, NATL-RE FGIC	515,000	543,006
Series 2005, 5.00%, 5/01/13, NATL-RE	500,000	553,130
Series 2005, 5.00%, 5/01/16, Callable 5/01/15 @ $100, NATL-RE	205,000	223,469
Series 2005, 5.00%, 5/01/21, Callable 5/01/15 @ $100, AMBAC	2,090,000	2,178,867
Series 2005, 5.00%, 10/01/22, Callable 10/01/15 @ $100	1,140,000	1,231,097
Series 2006, 5.00%, 2/01/26, Callable 2/01/16 @ $100, XLCA	2,000,000	2,079,680
Series 2006, Class A, 5.00%, 11/01/20, Callable 11/01/16 @ $100, NATL-RE FGIC	900,000	979,389
Series 2006, Class A, 5.00%, 11/01/21, Callable 11/01/16 @ $100, NATL-RE FGIC	500,000	543,200
Series 2006, Class A, 5.00%, 11/01/25, Callable 11/01/16 @ $100, NATL-RE FGIC	1,000,000	1,069,030
Series 2006, Class A, 4.00%, 11/01/15, NATL-RE FGIC	175,000	190,824
Series 2006 TR, 5.00%, 10/01/14	350,000	400,582
Series 2006 TR, 5.00%, 10/01/16	1,585,000	1,837,475
Series 2007 A, 4.25%, 4/01/27, Callable 4/01/15 @ $100, NATL-RE	200,000	197,852
Series 2007 K, Class K, 5.25%, 11/01/21, Callable 11/01/17 @ $100, NATL-RE	250,000	277,732
Series 2007 K, Class K, 5.25%, 11/01/26, Callable 11/01/17 @ $100, NATL-RE	1,200,000	1,311,660
Series 2008 A, Class A, 4.00%, 3/01/16	700,000	764,484
Series 2008 L, Class L, 5.13%, 11/01/25, Callable 11/01/18 @ $100, FSA	100,000	109,537
Series 2008 L, Class L, 5.25%, 11/01/28, Callable 11/01/18 @ $100, FSA	155,000	166,749
Series 2009 M-1, 5.00%, 11/01/28, Callable 11/01/19 @ $100	2,055,000	2,174,313
Series 2009 M-1, 5.00%, 11/01/29, Callable 11/01/19 @ $100	2,060,000	2,164,813
Series 2009 TR, 4.63%, 10/01/26, Callable 10/01/18 @ $100	300,000	320,550
Series 2009 TR, 5.00%, 10/01/21, Callable 10/01/18 @ $100	1,270,000	1,433,284
Series 2010, Class A, 4.00%, 11/01/27, Callable 11/01/19 @ $100	765,000	762,139
Series 2010, Class A, 4.00%, 11/01/28, Callable 11/01/19 @ $100	550,000	543,620
State, Development Finance Authority Revenue, Commerce Impact Program, GO, Series 2009, 4.00%, 6/01/17	495,000	520,196
State, Development Finance Authority Revenue, Escrowed to Maturity, GO
Series 2003, Class J, 5.00%, 8/01/11, Pre-refunded 8/01/11 @ $100, AMBAC	120,000	126,691
Series 2004, Class A, 5.00%, 4/01/13, Pre-refunded 4/01/13 @ $100, FGIC	150,000	166,911
State, Development Finance Authority Revenue, Highway Transportation Revenue, GO, Series 2009 O, Class
O, 5.00%, 6/15/31, Callable 6/15/19 @ $100	2,500,000	2,573,625
State, Development Finance Authority Revenue, Public Water Supply, GO
Series 2009 DW-1, 3.13%, 4/01/21, Callable 4/01/17 @ $100	1,500,000	1,461,300
Series 2009 DW-1, 3.25%, 4/01/23, Callable 4/01/17 @ $100	1,795,000	1,754,164
State, Development Finance Authority Revenue, Sisters of Charity Leavenworth, GO, Series 1998, 5.00%,
12/01/25, Callable 6/04/10 @ $100, NATL-RE	840,000	842,260
State, Development Finance Authority Revenue, University of Kansas Athletic Facility, GO
Series 2004, Class K, 5.00%, 6/01/15, Callable 6/01/14 @ $100	930,000	1,008,957
Series 2004, Class K, 5.00%, 6/01/18, Callable 6/01/14 @ $100	1,000,000	1,054,500
Series 2004, Class K, 5.00%, 6/01/21, Callable 6/01/14 @ $100	1,235,000	1,285,660
Series 2008 C, Class C, 5.00%, 6/01/28, Callable 6/01/15 @ $100	2,475,000	2,553,111
State, Development Finance Authority, Hospital Revenue, GO, Series 2009 D, Class D, 5.00%, 11/15/24,
Callable 11/15/17 @ $100	1,000,000	1,022,640
State, Development Finance Authority, Lease Revenue Department of Juvenile Justice Authority, GO, Series
2001 D, Class D, 5.25%, 5/01/16, Callable 5/01/11 @ $100, NATL-RE	1,275,000	1,320,479
State, Development Finance Authority, Water Pollution Control Revenue, GO
Series 1998, 5.25%, 11/01/10	650,000	665,574
Series 1998, 5.25%, 5/01/11, Callable 5/01/10 @ $100	320,000	320,918
Series 2001, 5.50%, 11/01/15	200,000	235,988
Series 2001, 5.00%, 11/01/19, Callable 11/01/11 @ $100	2,000,000	2,107,540
Series 2002, 5.50%, 11/01/13, Callable 11/01/12 @ $100	900,000	1,002,375
Series 2002, 5.50%, 11/01/19, Callable 11/01/12 @ $100	960,000	1,036,560
Series 2008, 5.00%, 11/01/24, Callable 11/01/13 @ $100	1,000,000	1,049,190
State, Development Finance Authority, Water Supply Revenue, GO
Series 2004, 5.00%, 4/01/23, Callable 4/01/14 @ $100	1,725,000	1,860,447
Series 2008, 6.00%, 4/01/27, Callable 4/01/13 @ $100	2,000,000	2,153,560
State, Turnpike Authority, GO, Series 2004 A-2, 5.00%, 9/01/20, Callable 9/01/14 @ $100, FSA	500,000	530,190
Topeka Public Building Commission, GO, Series 2007 A, Class A, 5.00%, 6/01/13, NATL-RE	1,140,000	1,263,701
Topeka Public Building Common Revenue, GO, Series 2007 A, Class A, 5.00%, 6/01/27, Callable 6/01/18 @
$100, NATL-RE	2,000,000	2,189,100
University of Kansas Hospital Authority Health Facilities Revenue, GO
Series 2002, 5.25%, 9/01/13, Pre-refunded 9/01/12 @ $100	450,000	494,334
Series 2002, 5.63%, 9/01/27, Pre-refunded 9/01/12 @ $100	275,000	304,455

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
Municipal Bonds —98.7% (continued)
Series 2002, 5.63%, 9/01/32, Pre-refunded 9/01/12 @ $100	1,100,000	1,217,821
Series 2002, 6.00%, 9/01/16, Pre-refunded 9/01/12 @ $100	1,120,000	1,249,584
Series 2006, 5.00%, 9/01/21, Callable 9/01/16 @ $100	1,000,000	1,041,140
University of Kansas Hospital Authority Health Facilities Revenue, Escrowed to Maturity, GO, Series 2002,
5.50%, 9/01/11	300,000	319,203
Wamego Kansas, GO, Series 2004, 5.30%, 6/01/31, Callable 6/01/14 @ $100, NATL-RE	500,000	513,405
Washburn University/Topeka Revenue, GO, Series 2001 B, Class B, 5.50%, 7/01/16, Callable 7/01/10 @ $100,
AMBAC	250,000	251,060
Wichita, GO
Series 2005 C, 5.13%, 10/01/29, Callable 10/01/15 @ $100, AMBAC	605,000	640,834
Series 2009, 4.00%, 6/01/24, Callable 6/01/16 @ $100	150,000	152,798
Series 2009, 5.25%, 11/15/24, Callable 11/15/19 @ $100	2,000,000	2,080,560
Wichita Kansas, GO
Series 800, 4.00%, 6/01/23, Callable 6/01/17 @ $100	405,000	414,910
Series 800, 4.00%, 6/01/24, Callable 6/01/17 @ $100	180,000	183,708
Series 800A, 4.00%, 6/01/24, Callable 6/01/20 @ $100	100,000	103,787
Series 800A, 4.00%, 6/01/25, Callable 6/01/17 @ $100	820,000	829,955
Series 800A, 4.00%, 6/01/26, Callable 6/01/20 @ $100	475,000	478,159
Series 800A, 4.00%, 6/01/27, Callable 6/01/20 @ $100	780,000	778,065
Wichita Kansas Revenue, GO, Series 2009, 4.75%, 11/15/24, Callable 11/15/19 @ $100	560,000	559,994
Wichita, Hospital Facilities Revenue, GO
Series 2001 III, 5.00%, 11/15/13, Callable 11/15/11 @ $100	295,000	309,372
Series 2001 III, 5.25%, 11/15/15, Callable 11/15/11 @ $100	335,000	349,321
Series 2001 III, 5.50%, 11/15/17, Callable 11/15/11 @ $100	500,000	518,275
Series 2001 III, 6.25%, 11/15/19, Callable 11/15/11 @ $100	750,000	788,213
Wichita, Sales Tax Revenue, GO, Series 2007, 5.00%, 10/01/12	2,325,000	2,546,642
Wichita, Water & Sewer Utility Revenue, GO
Series 1998, 4.70%, 10/01/12, Callable 10/01/10 @ $100, NATL-RE FGIC	1,520,000	1,523,754
Series 2003, 5.00%, 10/01/13, NATL-RE FGIC	800,000	886,424
Series 2003, 5.25%, 10/01/15, Callable 10/01/13 @ $100, NATL-RE FGIC	350,000	382,064
Series 2003, 5.25%, 10/01/17, Callable 10/01/13 @ $100, NATL-RE FGIC	2,300,000	2,458,585
Series 2005 A, Class A, 5.00%, 10/01/12, NATL-RE FGIC	1,000,000	1,091,580
Series 2005 B, Class B, 5.00%, 10/01/16, Callable 10/01/14 @ $100, NATL-RE FGIC	500,000	539,895
Series 2009 A, Class A, 5.00%, 10/01/29, Callable 10/01/19 @ $100	750,000	809,505
Wyandotte County School District No. 204, GO, Series 2005 A, Class A, 5.00%, 9/01/24, Callable 9/01/15 @
$100, NATL-RE FGIC	1,000,000	1,041,620
Wyandotte County Unified School District No. 202, GO, Series 2004 A, Class A, 5.00%, 9/01/13, AMBAC	1,000,000	1,096,270
Wyandotte County Unified School District No. 500, GO
Series 2001, 5.25%, 9/01/12, Pre-refunded 9/01/11 @ $100, FSA	1,805,000	1,918,336
Series 2002, 5.50%, 9/01/16, Pre-refunded 9/01/12 @ $100, FSA	300,000	332,373
Series 2003, 5.25%, 9/01/15, Callable 9/01/13 @ $100, FSA	1,000,000	1,116,450
Wyandotte County, Government Transportation Development Revenue, Cabelas Project, GO, Series 2006,
5.00%, 12/01/21, Callable 6/01/16 @ $100	1,145,000	1,143,958
Wyandotte County, Government Transportation Development Revenue, Legends Village West Project, GO
Series 2006, 4.60%, 10/01/16	210,000	184,225
Series 2006, 4.88%, 10/01/28, Callable 10/01/16 @ $100	475,000	339,311
Wyandotte County-Kansas City Unified Government, GO
Series 2001, 6.00%, 5/01/15, Callable 5/01/11 @ $100, NATL-RE	1,975,000	2,051,373
Series 2004 B, Class B, 5.00%, 9/01/24, Callable 9/01/14 @ $100, FSA	470,000	494,177
Series 2009 A, Class A, 5.00%, 9/01/24, Callable 3/01/19 @ $100, BHAC	210,000	236,779
Series 2010 A, Class A, 4.00%, 8/01/30, Callable 8/01/20 @ $100	500,000	483,120
Series 2010 A, Class A, 5.00%, 8/01/29, Callable 8/01/20 @ $100	1,000,000	1,073,710
Wyandotte County-Kansas City Unified Government, Multi-Family Housing, GO, Series 2004, 4.75%,
8/01/34, Callable 8/01/11 @ $100, Putable 8/01/14 @ $100†	2,410,000	2,448,006
Wyandotte County-Kansas City Unified Government, Utilities System, GO, Series 2010 A, Class A, 4.25%,
9/01/23, Callable 3/01/20 @ $100	500,000	496,455
Total Municipal Bonds (Cost $244,619,662)		250,856,372
	Shares
Short-Term Investments — 2.3%
Money Market Funds — 2.3%
Federated Tax-Free Obligations Fund	796,003	796,003
Marshall Tax-Free Money Market Fund	5,000,000	5,000,000
See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2010 (Unaudited)

Value ($)
Total Short-Term Investments (Cost $5,796,003)	5,796,003
Total Investments
(Cost $250,415,665(a))—101.0%	$256,652,375
Liabilities in excess of other assets — (1.0%)	(2,573,540)

NET ASSETS — 100.0%	$254,078,835

(a)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2010.

Summary of Abbreviations
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Insured by American Municipal Bond Insurance Corp.
BHAC	- Insured by Berkshire Hathaway Assurance Corp.
COP	- Certificate of Participation
FGIC	- Insured by Financial Guaranty Insurance Co.
FSA	- Insured by Assured Guaranty Municipal (formerly Federal Security Assurance)
GO	- General Obligation
GNMA	- Government National Mortgage Association
NATL-RE	- National Public Finance Guaranty Corp. (formerly MBIA)
OID	- Original Issue Discount
XLCA	- Insured by XL Capital Assurance

Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Municipal Bonds	$–	$250,856,372	$–	$250,856,372
Short-Term Investments	5,796,003	–	–	5,796,003
Total Investments	$5,796,003	$250,856,372	$–	$256,652,375

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Agency/Government Guaranteed— 10.2%
France—2.1%
Agence Francaise Development, 2.25%, 5/22/2012	USD	400,000	406,532
Germany—3.1%
Kreditanstalt fuer Wiederaufbau, 4.00%, 4/8/2011	EUR	320,000	438,557
Kreditanstalt fuer Wiederaufbau, 6.25%, 12/4/2019	AUD	200,000	181,041
			619,598
Netherlands—3.9%
Bank Nederlandse Gemeenten, 4.00%, 7/15/2014	EUR	100,000	142,492
ING Bank NV, 3.38%, 3/3/2014	EUR	450,000	624,606
			767,098
United Kingdom—1.1%
Barclays Bank plc, 4.25%, 10/27/2011	EUR	160,000	222,743
Total Agency/Government Guaranteed (Cost $2,010,924)			2,015,971

Asset-Backed Securities —3.1%
Citibank Credit Card Issuance Trust, Series 2004-A2 REGS, Class A, (United States), 0.76%, 5/24/2013†	EUR	200,000	261,984
Citibank Credit Card Issuance Trust (United States), 5.38%, 4/11/2011	EUR	150,000	207,652
MBNA Credit Card Master Note Trust, Series 2002-A2, Class A, (United States), 5.60%, 7/17/2014	EUR	100,000	140,056
Total Asset-Backed Securities (Cost 548,821)			609,692

Commercial Mortgage-Backed Securities —7.1%
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, (United States), 5.41%,
12/11/2040†	USD	180,000	186,788
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, (United States), 5.43%, 10/15/2049	USD	130,000	133,039
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, (United States), 5.96%,
6/10/2046†	USD	70,000	73,336
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, (United States), 6.01%,
12/10/2049†	USD	40,000	41,149
Commercial Mortgage Pass Through Certificates, Series 2006-C8, Class A4, (United States), 5.31%,
12/10/2046	USD	130,000	126,851
Commercial Mortgage Pass Through Certificates, Series 2004-LB3A, Class A5, (United States), 5.47%,
7/10/2037†	USD	130,000	137,046
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, (United States), 4.83%,
11/15/2037	USD	90,000	92,280
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A4, (United States), 5.19%, 7/10/2039†	USD	160,000	169,105
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4, (United States),
5.46%, 1/12/2043†	USD	150,000	152,656
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, (United States), 5.41%,
7/12/2046†	USD	160,000	161,458
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, (United States), 6.10%,
6/12/2046†	USD	40,000	42,357
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4, (United States), 4.80%, 10/15/2041	USD	90,000	92,104
Total Commercial Mortgage-Backed Securities (Cost 1,398,638)			1,408,169

Corporate Obligations —24.0%
Energy—2.8%
EDF SA, Series EMTN, (France), 5.63%, 1/23/2013	EUR	200,000	291,928
Gaz Capital SA, Series REGS, (Luxembourg), 5.03%, 2/25/2014	EUR	190,000	260,211
			552,139
Financials—17.8%
Bank of Scotland plc (United Kingdom), 5.50%, 10/29/2012	EUR	200,000	274,352
CIF Euromortgage (France), 4.00%, 10/25/2016	EUR	650,000	915,700
Credit Suisse/London (Switzerland), 6.13%, 8/5/2013	EUR	250,000	371,078
DNB NOR Bank ASA, Series EMTN, (Norway), 4.50%, 5/29/2014	EUR	350,000	497,302
HSBC France (France), 5.75%, 6/19/2013	EUR	350,000	514,196
HSBC Holdings plc (United Kingdom), 6.25%, 3/19/2018	EUR	150,000	225,987

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Corporate Obligations —24.0% (continued)
JPMorgan Chase & Co. (United States), 4.38%, 11/12/2019†	EUR	100,000	136,408
JPMorgan Chase Bank NA (United States), 4.63%, 5/31/2017†	EUR	100,000	137,717
Rabobank Nederland NV (Netherlands), 4.75%, 1/15/2018	EUR	150,000	216,965
Skandinaviska Enskilda Banken AB (Sweden), 4.13%, 5/28/2015†	EUR	170,000	225,895
			3,515,600
Materials—1.3%
Merck Finanz AG (Luxembourg), 3.75%, 12/7/2012	EUR	190,000	263,784
Telecommunication Services—1.7%
France Telecom SA (France), 5.63%, 5/22/2018	EUR	150,000	228,545
Telecom Italia Finance SA (Italy), 7.50%, 4/20/2011	EUR	70,000	98,205
			326,750
Utilities—0.4%
E.ON International Finance BV (Netherlands), 5.50%, 10/2/2017	EUR	50,000	75,711
Total Corporate Obligations (Cost 4,683,792)			4,733,984

Sovereign— 33.3%
Belgium—3.5%
Belgium Government Bond, Series 55, 4.00%, 3/28/2019	EUR	495,000	692,746
Canada—1.3%
Canadian Government Bond, 5.00%, 6/1/2014	CAD	80,000	85,387
Canadian Government Bond, 5.00%, 6/1/2037	CAD	148,000	169,301
			254,688
France—0.1%
France Government Bond OAT, 5.00%, 10/25/2016	EUR	10,000	15,198
Germany—2.6%
Bundesrepublic Deutschland , Series 08, 3.75%, 1/4/2019	EUR	40,000	56,873
Bundesrepublik Deutschland, Series 09, 3.25%, 1/4/2020	EUR	150,000	204,471
Bundesrepublik Deutschland, Series 97, 6.50%, 7/4/2027	EUR	55,000	100,635
Bundesrepublik Deutschland, Series 05, 4.00%, 1/4/2037	EUR	115,000	160,639
			522,618
Greece—1.4%
Hellenic Republic Government Bond, Series 10YR, 6.00%, 7/19/2019	EUR	270,000	274,109
Ireland—2.6%
Ireland Government Bond, 4.50%, 4/18/2020	EUR	410,000	514,959
Italy—4.2%
Italy Buoni Poliennali Del Tesoro, 3.00%, 3/1/2012	EUR	45,000	61,361
Italy Buoni Poliennali Del Tesoro, 4.25%, 3/1/2020	EUR	95,000	129,612
Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/2021	EUR	250,000	327,221
Italy Buoni Poliennali Del Tesoro, 5.75%, 2/1/2033	EUR	205,000	308,193
			826,387
Japan—10.7%
Japan Government Ten Year Bond, Series 305, 1.30%, 12/20/2019	JPY	90,000,000	963,645
Japan Government Thirty Year Bond, Series 25, 2.30%, 12/20/2036	JPY	21,000,000	230,485
Japan Government Twenty Year Bond, Series 90, 2.20%, 9/20/2026	JPY	34,000,000	378,749
Japan Government Twenty Year Bond, Series 114, 2.10%, 12/20/2029	JPY	50,550,000	542,705
			2,115,584
Poland—1.2%
Poland Government Bond, Series 1015, 6.25%, 10/24/2015	PLN	640,000	227,522

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30, 2010 (Unaudited)

Security Description	Currency	Principal	Value ($)
Sovereign— 33.3% (continued)
Singapore—1.5%
Singapore Government Bond, 2.50%, 6/1/2019	SGD	400,000	287,695
United Kingdom—4.2%
United Kingdom Gilt, 2.25%, 3/7/2014	GBP	300,000	459,323
United Kingdom Gilt, 4.25%, 12/7/2055	GBP	250,000	369,717
			829,040
Total Sovereign (Cost $6,823,890)			6,560,546

Short-Term Investments— 22.9%
U.S. Government Agency Securities — 8.4%
Freddie Mac Discount Note, (United States), 5/10/2010	USD	60,000	59,998
Freddie Mac Discount Note, (United States), 5/19/2010	USD	700,000	699,951
Fannie Mae Discount Note, (United States), 6/16/2010	USD	500,000	499,907
Freddie Mac Discount Note, (United States), 7/19/2010	USD	400,000	399,837
			1,659,693
		Shares
Money Market Fund — 14.5%
Dreyfus Cash Management	USD	2,858,934	2,858,934
Total Short-Term Investments (Cost $4,518,598)			4,518,627
Total Investments
(Cost $19,984,663(a))—100.6%			$19,846,989
Liabilities in excess of other assets — (0.6%)			(124,374)

NET ASSETS — 100.0%			$19,722,615

(a)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2010.

Summary of Abbreviations
EMTN	- Euro Medium-Term Note
OAT	- Obligation Assimilable du Tesor (French government long-term debt instrument)
REG S
-  In the U.S., this is an SEC rule allowing for the resale of unregistered securities outside the United States, including securities issued under Rule 144A. These securities are valued at 522,195 or 2.7% of net assets.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30, 2010 (Unaudited)

Futures Contracts — 0.2%
			Unrealized
		Notional	Appreciation/
Number of Contracts	Futures Contract	Amount	(Depreciation)

Futures Contracts Purchased

4	June 2010 10-Year U.S. Treasury Note	$471,625	$11,679
3	June 2010 Canadian 10-Year Bond	347,785	(966)
2	June 2010 Euro-BOBL	314,613	1,129
1	June 2010 Euro-Bund	166,232	(460)
4	June 2010 Euro-BUXL 30-Year Bond	554,735	23,845
8	June 2010 Euro-Schatz	1,163,048	6,664
1	June 2010 Japan 10-Year Bond	1,486,986	4,244
1	June 2010 Long Gilt	177,394	1,906
			48,041
Futures Contracts Sold

-7	June 2010 2-Year U.S. Treasury Note	1,523,047	(3,377)
-3	June 2010 30-Year U.S. Long Bond	357,187	(8,275)
-7	June 2010 5-Year U.S. Treasury Note	811,016	(3,554)
			(15,206)
			$32,835

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30, 2010 (Unaudited)

Forward Foreign Exchange Contracts — (0.2%)
	Contract To				Unrealized
					Appreciation/
Value Date	Receive		Deliver		(Depreciation)
07/08/2010	AUD	73,000	CAD	67,342	USD	$734
07/08/2010	AUD	71,000	NZD	92,186	USD	(1,516)
07/08/2010	AUD	79,953	USD	72,478	USD	1,135
07/08/2010	CAD	66,353	AUD	72,000	USD	(790)
07/08/2010	CAD	88,698	USD	87,113	USD	2,026
07/08/2010	CHF	240,003	USD	227,261	USD	(4,041)
07/08/2010	CZK	799,580	USD	42,407	USD	(901)
07/08/2010	DKK	74,463	EUR	10,000	USD	—
07/08/2010	DKK	803,831	USD	144,033	USD	(283)
07/08/2010	EUR	49,000	GBP	44,087	USD	(2,189)
07/08/2010	EUR	39,000	JPY	4,848,480	USD	543
07/08/2010	EUR	25,000	USD	33,357	USD	(8,910)
07/08/2010	GBP	43,000	CHF	70,309	USD	385
07/08/2010	GBP	42,285	EUR	48,000	USD	764
07/08/2010	GBP	325,883	USD	489,767	USD	9,863
07/08/2010	JPY	5,233,116	EUR	42,000	USD	(1,169)
07/08/2010	JPY	285,182,690	USD	3,106,565	USD	(77,928)
07/08/2010	KRW	188,038,450	USD	164,628	USD	14,203
07/08/2010	MXN	627,251	USD	49,491	USD	2,692
07/08/2010	NOK	332,000	SEK	403,279	USD	1,153
07/08/2010	NOK	250,835	USD	42,072	USD	312
07/08/2010	NZD	92,926	AUD	71,000	USD	2,714
07/08/2010	NZD	40,677	USD	28,576	USD	1,758
07/08/2010	SEK	96,700	EUR	10,000	USD	38
07/08/2010	SEK	400,525	NOK	336,000	USD	(1,462)
07/08/2010	SEK	398,305	USD	55,477	USD	(2,912)
07/08/2010	USD	64,482	AUD	70,000	USD	210
07/08/2010	USD	86,981	CAD	88,723	USD	(511)
07/08/2010	USD	46,212	CHF	48,803	USD	822
07/08/2010	USD	52,664	EUR	39,000	USD	30,460
07/08/2010	USD	40,160	GBP	27,000	USD	(1,143)
07/08/2010	USD	43,819	JPY	4,022,575	USD	8,306
07/08/2010	USD	111,000	KRW	124,236,750	USD	(885)
07/08/2010	USD	50,000	MXN	621,300	USD	(11)
07/08/2010	USD	55,350	NOK	330,000	USD	(410)
07/08/2010	USD	87,813	NZD	125,000	USD	(2,637)
07/08/2010	USD	144,120	PLN	416,987	USD	3,372
07/08/2010	USD	238,175	SGD	333,783	USD	(5,409)
07/08/2010	ZAR	476,101	USD	63,699	USD	14
						$(31,603)

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CZK	—	Czech Republic Koruna
DKK	—	Denmark Krone
EUR	—	Euro Dollar
GBP	—	United Kingdom Pound
JPY	—	Japanese Yen
KRW	—	Republic of Korea (South Korea) Won
MXN	—	Mexico Nuevo Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PLN	—	Poland Zloty
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South Africa Rand

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
International Bond Fund	April 30, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Agency/Government Guaranteed	$–	$2,015,971	$–	$2,015,971
Asset-Backed Securities	–	609,692	–	609,692
Commercial Mortgage-Backed Securities	–	1,408,169	–	1,408,169
Corporate Obligations	–	4,733,984	–	4,733,984
Short-Term Investments	2,858,934	1,659,693	–	4,518,627
Sovereign	–	6,560,546	–	6,560,546
Total Investments	$2,858,934	$16,988,055	$–	$19,846,989
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Currency Contracts	$–	$(31,603)	$–	$(31,603)
Futures	32,835	–	–	32,835
Total Other Financial Instruments	$32,835	$(31,603)	$–	$1,232
* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/(depreciation).

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2010 (Unaudited)

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 94.3%
U.S. Treasury Inflation-Indexed Bonds — 36.9%
2.38%, 1/15/2025	7,110,000	8,900,288
2.38%, 1/15/2027	5,480,000	6,407,335
3.63%, 4/15/2028	9,530,000	16,245,814
2.50%, 1/15/2029	1,220,000	1,365,155
3.88%, 4/15/2029	2,950,000	5,154,934
2.13%, 2/15/2040	2,570,000	2,736,404
		40,809,930
U.S. Treasury Inflation-Indexed Notes — 57.4%
3.50%, 1/15/2011	6,330,000	8,137,774
1.88%, 7/15/2013	18,970,000	23,855,409
2.00%, 7/15/2014	12,145,000	15,015,435
1.88%, 7/15/2015	4,550,000	5,431,654
2.63%, 7/15/2017	7,320,000	8,586,120
1.88%, 7/15/2019	2,360,000	2,535,044
		63,561,436
Total U.S. Treasury Inflation-Indexed Securities (Cost $101,771,374)		104,371,366

U.S. Treasury Obligation — 4.2%
U.S. Treasury Note — 4.2%
3.63%, 2/15/2020	4,640,000	4,626,224
Total U.S. Treasury Obligations (Cost $4,576,865)		4,626,224

Short-Term Investment — 0.2%
	Shares
Money Market Fund — 0.2%
Dreyfus Cash Management	192,702	192,702
Total Short-Term Investment (Cost $192,702)		192,702
Total Investments
(Cost $106,540,941(a))—98.7%		$109,190,292
Assets in excess of liabilities — 1.3%		1,434,596
NET ASSETS — 100.0%		$110,624,888

(a)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.
USD	- United States Dollar

Futures Contracts — (0.1%)
			Unrealized
			Appreciation/
Number of Contracts	Futures Contract	Notional Amount	(Depreciation)

Futures Contracts Purchased
120	June 2010 10-Year U.S. Treasury Note	$14,148,750	$132,735

Futures Contracts Sold
-75	June 2010 30-Year U.S. Long Bond	8,929,688	(186,229)
-48	June 2010 5-Year U.S. Treasury Note	5,561,250	(31,847)
			(218,076)
			$(85,341)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
U.S. Inflation-Indexed Fund	April 30, 2010 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

		Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Short-Term Investment	$192,702	$–	$–	$192,702
U.S. Treasury Inflation-Indexed Securities	–	104,371,366	–	104,371,366
U.S. Treasury Obligations	–	4,626,224	–	4,626,224
Total Investments	$192,702	$108,997,590	$–	$109,190,292
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures	$(85,341)	$–	$–	$(85,341)

* Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 54.8%
Consumer Discretionary — 10.0%
Apollo Group, Inc., Class A (a)	700	40,187
Best Buy Co., Inc.	1,000	45,600
Darden Restaurants, Inc.	900	40,275
Dollar Tree, Inc. (a)	700	42,504
Exide Technologies (a)	1,700	10,098
Expedia, Inc.	1,800	42,498
Ford Motor Co. (a)	3,200	41,664
GameStop Corp., Class A (a)	1,800	43,758
Gap, Inc. (The)	1,700	42,041
Garmin Ltd.	1,200	44,856
H&R Block, Inc.	2,500	45,775
Hasbro, Inc.	1,100	42,196
Interpublic Group of Cos., Inc. (a)	4,600	40,986
McGraw-Hill Cos., Inc. (The)	1,300	43,836
Newell Rubbermaid, Inc.	2,600	44,382
Omnicom Group, Inc.	1,000	42,660
Ross Stores, Inc.	800	44,800
Tiffany & Co.	900	43,632
Viacom, Inc., Class B (a)	1,200	42,396
Whirlpool Corp.	500	54,435
		838,579
Consumer Staples — 4.1%
ConAgra Foods, Inc.	1,800	44,046
Energizer Holdings, Inc. (a)	700	42,770
Hormel Foods Corp.	1,100	44,836
JM Smucker Co. (The)	700	42,749
Lorillard, Inc.	600	47,022
Molson Coors Brewing Co., Class B	1,000	44,360
SUPERVALU, Inc.	2,700	40,230
Tyson Foods, Inc., Class A	2,200	43,098
		349,111
Energy — 5.3%
Alpha Natural Resources, Inc. (a)	900	42,372
Arch Coal, Inc.	1,600	43,200
Baker Hughes, Inc.	900	44,784
Cameron International Corp. (a)	1,000	39,460
Consol Energy, Inc.	1,000	44,680
ENGlobal Corp. (a)	3,000	10,650
Helmerich & Payne, Inc.	1,100	44,682
Murphy Oil Corp.	700	42,105
Nabors Industries Ltd. (a)	2,100	45,297
National Oilwell Varco, Inc.	1,000	44,030
Peabody Energy Corp.	1,000	46,720
		447,980
Financials — 7.2%
Aflac, Inc.	800	40,768
Allstate Corp. (The)	1,300	42,471
Assurant, Inc.	1,300	47,359
CNA Financial Corp. (a)	1,600	44,992
Eaton Vance Corp.	1,300	45,812
Lazard Ltd., Class A	1,100	42,526
NASDAQ OMX Group, Inc. (The) (a)	2,000	42,000
Principal Financial Group, Inc.	1,500	43,830
Progressive Corp. (The)	2,200	44,198
Prudential Financial, Inc.	700	44,492
SEI Investments Co.	1,900	42,674
TD Ameritrade Holding Corp. (a)	2,200	44,044
Torchmark Corp.	800	42,832
Unum Group	1,700	41,599
		609,597
Health Care — 4.2%
Aetna, Inc.	1,400	41,370
Biogen Idec, Inc. (a)	800	42,600

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Health Care — 4.2%- continued
Cephalon, Inc. (a)	700	44,940
CIGNA Corp.	1,300	41,678
Coventry Health Care, Inc. (a)	1,900	45,106
Forest Laboratories, Inc. (a)	1,600	43,616
Humana, Inc. (a)	1,000	45,720
UnitedHealth Group, Inc.	1,500	45,465
		350,495
Industrials — 6.8%
Cintas Corp.	1,600	43,600
Equifax, Inc.	1,300	43,680
Flowserve Corp.	400	45,832
Fluor Corp.	800	42,272
Insteel Industries, Inc.	1,000	12,260
ITT Corp.	800	44,456
Jacobs Engineering Group, Inc. (a)	900	43,398
Joy Global, Inc.	700	39,767
KBR, Inc.	1,900	41,952
L-3 Communications Holdings, Inc.	500	46,785
McDermott International, Inc. (a)	1,600	43,856
Quanta Services, Inc. (a)	2,200	44,286
Raytheon Co.	700	40,810
RR Donnelley & Sons Co.	2,000	42,980
		575,934
Information Technology — 10.4%
Alliance Data Systems Corp. (a)	700	52,542
Altera Corp.	1,700	43,112
Amdocs Ltd. (a)	1,400	44,716
Amphenol Corp., Class A	1,000	46,210
Avnet, Inc. (a)	1,400	44,758
CA, Inc.	1,900	43,339
Computer Sciences Corp. (a)	800	41,912
Dell, Inc. (a)	2,600	42,068
eBay, Inc. (a)	1,700	40,477
Harris Corp.	900	46,332
Hewlett-Packard Co.	800	41,576
LSI Corp. (a)	6,900	41,538
Marvell Technology Group Ltd. (a)	2,000	41,300
Micron Technology, Inc. (a)	4,100	38,335
National Semiconductor Corp.	2,900	42,862
Seagate Technology (a)	2,300	42,251
Symantec Corp. (a)	2,600	43,602
Teradata Corp. (a)	1,500	43,605
Western Digital Corp. (a)	1,100	45,199
Western Union Co. (The)	2,600	47,450
		873,184
Materials — 3.6%
Ball Corp.	800	42,568
Celanese Corp., Series A	1,300	41,587
Headwaters, Inc. (a)	1,000	6,000
International Paper Co.	1,600	42,784
Lubrizol Corp.	500	45,170
MeadWestvaco Corp.	1,600	43,472
Owens-Illinois, Inc. (a)	1,200	42,528
Reliance Steel & Aluminum Co.	800	39,048
		303,157
Telecommunication Services — 1.1%
NII Holdings, Inc. (a)	1,100	46,662
Windstream Corp.	4,000	44,200
		90,862
Utilities — 2.1%
Constellation Energy Group, Inc.	1,200	42,420
Energen Corp.	900	43,983
NRG Energy, Inc. (a)	2,000	48,340
Public Service Enterprise Group, Inc.	1,400	44,982
		179,725
See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Total Common Stocks (Cost $4,684,838)		4,618,624

Investment Companies — 9.0%
Direxion Daily Large Cap Bear 3X Shares(a)	28,100	366,986
ProShares UltraShort S&P500(a)	13,300	397,005
Total Investment Companies (Cost $892,791)		763,991

Short-Term Investment — 66.2%
Money Market Fund — 66.2%
Dreyfus Government Prime Cash	5,575,568	5,575,568
Total Short-Term Investment (Cost $5,575,568)		5,575,568
Total Investments (Cost $11,153,197(b))— 130.0%		$10,958,183
Total Securities Sold Short (Proceeds $2,512,157) — (29.3%)		(2,472,684)
Liabilities in excess of other assets — (0.7%)		(57,235)
NET ASSETS — 100.0%		$8,428,264

SECURITIES SOLD SHORT:
Common Stocks — (29.3%)
Consumer Discretionary — (4.3%)
Amazon.com, Inc. (a)	(200)	(27,412)
Carnival Corp.	(600)	(25,020)
Harley-Davidson, Inc.	(700)	(23,681)
Home Depot, Inc.	(700)	(24,675)
Hyatt Hotels Corp., Class A (a)	(600)	(24,702)
Liberty Global, Inc., Class A (a)	(800)	(21,928)
Liberty Media Corp. - Interactive, Class A (a)	(1,500)	(23,055)
McDonald's Corp.	(300)	(21,177)
NIKE, Inc., Class B	(300)	(22,773)
priceline.com, Inc. (a)	(100)	(26,205)
Pulte Group, Inc. (a)	(2,000)	(26,180)
Scripps Networks Interactive, Inc., Class A	(500)	(22,670)
Time Warner Cable, Inc.	(400)	(22,500)
Walt Disney Co. (The)	(600)	(22,104)
Wynn Resorts Ltd.	(300)	(26,472)
		(360,554)
Consumer Staples — (4.1%)
Altria Group, Inc.	(1,100)	(23,309)
Archer-Daniels-Midland Co.	(800)	(22,352)
Bunge Ltd.	(400)	(21,180)
Clorox Co.	(400)	(25,880)
Coca-Cola Co. (The)	(400)	(21,380)
Costco Wholesale Corp.	(400)	(23,632)
CVS Caremark Corp.	(600)	(22,158)
Estee Lauder Cos., Inc. (The), Class A	(300)	(19,776)
Kellogg Co.	(400)	(21,976)
Kraft Foods, Inc., Class A	(800)	(23,680)
Kroger Co. (The)	(1,000)	(22,230)
Mead Johnson Nutrition Co.	(500)	(25,805)
PepsiCo, Inc.	(400)	(26,088)
Procter & Gamble Co. (The)	(400)	(24,864)
Wal-Mart Stores, Inc.	(400)	(21,460)
		(345,770)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Energy — (3.0%)
Anadarko Petroleum Corp.	(300)	(18,648)
Chesapeake Energy Corp.	(1,000)	(23,800)
Denbury Resources, Inc. (a)	(1,300)	(24,895)
Devon Energy Corp.	(300)	(20,199)
El Paso Corp.	(2,100)	(25,410)
EOG Resources, Inc.	(200)	(22,424)
EXCO Resources, Inc.	(1,200)	(22,260)
Petrohawk Energy Corp. (a)	(1,100)	(23,749)
Range Resources Corp.	(500)	(23,880)
Southwestern Energy Co. (a)	(600)	(23,808)
Ultra Petroleum Corp. (a)	(500)	(23,885)
		(252,958)
Financials — (3.1%)
AMB Property Corp. REIT	(800)	(22,288)
Bank of New York Mellon Corp. (The)	(700)	(21,791)
Charles Schwab Corp. (The)	(1,200)	(23,148)
CME Group, Inc.	(100)	(32,841)
Comerica, Inc.	(500)	(21,000)
Equity Residential REIT	(500)	(22,635)
Loews Corp.	(600)	(22,344)
Morgan Stanley	(700)	(21,154)
People's United Financial, Inc.	(1,400)	(21,742)
Simon Property Group, Inc. REIT	(300)	(26,706)
Vornado Realty Trust REIT	(300)	(25,011)
		(260,660)
Health Care — (3.7%)
Allergan, Inc.	(400)	(25,476)
Baxter International, Inc.	(400)	(18,888)
Celgene Corp. (a)	(400)	(24,780)
CR Bard, Inc.	(300)	(25,959)
Express Scripts, Inc. (a)	(200)	(20,026)
Hospira, Inc. (a)	(400)	(21,516)
Illumina, Inc. (a)	(600)	(25,122)
Intuitive Surgical, Inc. (a)	(100)	(36,056)
Life Technologies Corp. (a)	(400)	(21,884)
Medco Health Solutions, Inc. (a)	(400)	(23,568)
Medtronic, Inc.	(500)	(21,845)
Thermo Fisher Scientific, Inc. (a)	(400)	(22,112)
Vertex Pharmaceuticals, Inc. (a)	(600)	(23,262)
		(310,494)
Industrials — (3.6%)
3M Co.	(300)	(26,601)
Boeing Co. (The)	(300)	(21,729)
Caterpillar, Inc.	(300)	(20,427)
Danaher Corp.	(300)	(25,284)
Deere & Co.	(400)	(23,928)
Emerson Electric Co.	(500)	(26,115)
FedEx Corp.	(300)	(27,003)
General Electric Co.	(1,200)	(22,632)
Norfolk Southern Corp.	(400)	(23,732)
PACCAR, Inc.	(500)	(23,260)
Robert Half International, Inc.	(800)	(21,904)
Rockwell Automation, Inc.	(400)	(24,288)
United Parcel Service, Inc., Class B	(300)	(20,742)
		(307,645)
Information Technology — (4.2%)
Agilent Technologies, Inc. (a)	(600)	(21,756)
Applied Materials, Inc.	(1,600)	(22,048)
Cisco Systems, Inc. (a)	(900)	(24,228)
Citrix Systems, Inc. (a)	(500)	(23,500)
Dolby Laboratories, Inc., Class A (a)	(400)	(27,488)
Electronic Arts, Inc. (a)	(1,200)	(23,244)
Juniper Networks, Inc. (a)	(800)	(22,728)
Lam Research Corp. (a)	(600)	(24,330)
Mastercard, Inc., Class A	(100)	(24,804)

See Notes to Financial Statements

American Independence Funds	Schedule of Portfolio Investments
Fusion Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — (4.2%)- continued
MEMC Electronic Materials, Inc. (a)	(1,500)	(19,455)
Motorola, Inc. (a)	(3,200)	(22,624)
QUALCOMM, Inc.	(500)	(19,370)
Salesforce.com, Inc. (a)	(300)	(25,680)
Visa, Inc., Class A	(300)	(27,069)
VMware, Inc., Class A (a)	(400)	(24,656)
		(352,980)
Materials — (1.4%)
Allegheny Technologies, Inc.	(400)	(21,388)
Nucor Corp.	(500)	(22,660)
Praxair, Inc.	(300)	(25,131)
United States Steel Corp.	(400)	(21,864)
Weyerhaeuser Co.	(500)	(24,760)
		(115,803)
Telecommunication Services — (0.3%)
SBA Communications Corp., Class A (a)	(700)	(24,759)
Utilities — (1.6%)
Consolidated Edison, Inc.	(500)	(22,600)
Dominion Resources, Inc.	(600)	(25,080)
Duke Energy Corp.	(1,400)	(23,492)
EQT Corp.	(500)	(21,745)
Progress Energy, Inc.	(600)	(23,952)
Southern Co.	(700)	(24,192)
		(141,061)
Total Common Stocks (Proceeds $2,512,157)		(2,472,684)
Total Securities Sold Short (Proceeds $2,512,157) — (29.3%)		$(2,472,684)

(a)	Non-income producing security.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
REIT	- Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$2,145,940	$–	$–	$2,145,940
Investment Companies	763,991	–	–	763,991
Short-Term Investment	5,575,568	–	–	5,575,568
Total Investments	$8,485,499	$–	$–	$8,485,499

See Notes to Financial Statements

American Independence Funds

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

		Inter-national	Short-Term	Inter- mediate	Kansas Tax-	Inter national	U.S. Inflation
	Stock	Equity	Bond	Bond	Exempt Bond	Bond	Indexed	Fusion
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund*
Assets
Investments, at cost	$74,867,060	$89,835,482	$123,642,166	$34,319,269	$250,415,665	$19,984,663	$106,540,941	$11,153,197

Investments, at value	$98,706,236	$89,866,380	$117,247,113	$35,283,841	$256,652,375	$19,846,989	$109,190,292	$10,958,183
Cash	-	1,595,593	36	1,995	-	-	-	-
Foreign currency, at value (costs at$0; $210,112; $0; $0; $2,014,659; $0 and $0)	-	209,940	-	-	-	1,992,860	-	-
Collateral held at broker	-	-	100,000	71,115	-	250,000	240,000	-
Interest and dividends receivable	24,532	149,545	614,827	316,527	2,872,214	257,170	564,402	1,754
Receivable for capital shares issued	287,493	97,833	277,008	217,918	203,445	25,319	1,448,322	1,427
Receivable for investments sold	9,179,626	1,720,585	-	3,130,330	-	213,139	-	-
Unrealized appreciation of forward foreign exchange contracts (See Note 10)	-	-	-	-	-	87,799	-	-
Reclaims receivable	-	179,620	-	1,184	-	4,249	-	-
Receivable from Investment Adviser	-	-	-	-	-	-	7,514	-
Variation margin (See Note 8)	-	-	17,625	35,822	-	1,911	65,965	-
Prepaid expenses	-	-	-	-	-	1,318	-	-
Total assets	$108,197,887	$93,819,496	$118,256,609	$39,058,732	$259,728,034	$22,680,754	$111,516,495	$10,961,364

Liabilities
Distributions payable	$-	$-	$179,495	$103,763	$715,591	$26,044	$452,796	$-
Payable for investments purchased	616,300	2,343,310	-	3,332,909	4,566,057	728,265	128,796	-
Payable for capital shares redeemed	267,377	13,508	439	219	5,000	374	4,620	4,632
Unrealized depreciation of forward foreign exchange contracts (See Note 10)	-	-	-	-	-	119,402	-	-
Payable to broker	-	-	-	17,188	-	1,908,280	83,759	-
Securities sold short at value (proceeds of $2,512,157)	-	-	-	-	-	-	-	2,472,684
Accrued expenses and other payables:
Investment advisory	60,013	57,942	36,524	11,877	28,861	3,325	-	5,938
Administration	28,103	25,629	28,996	9,000	58,477	1,220	20,502	1,588
Distribution and Service	15,100	288	52	-	6,091	-	4,474	-
Trustees	12,907	11,281	15,812	3,847	27,336	4,639	12,845	541
Other	229,052	203,325	142,985	102,814	241,786	166,590	183,815	47,717
Total liabilities	1,228,852	2,655,283	404,303	3,581,617	5,649,199	2,958,139	891,607	2,533,100

Net Assets	$106,969,035	$91,164,213	$117,852,306	$35,477,115	$254,078,835	$19,722,615	$110,624,888	$8,428,264

Composition of Net Assets
Capital	$80,391,154	$95,903,867	$130,408,073	$33,906,217	$249,960,411	$20,959,196	$106,480,125	$8,548,315
Accumulated net investment income (loss)	(23,789)	(43,313)	267,012	56,376	83,649	(1,503,753)	(11)	(42,140)
Accumulated net realized gains
(losses) from investments, futures contractsand options transactions	2,762,494	(4,744,510)	(6,477,555)	453,507	(2,201,935)	435,952	1,580,764	77,630
Net unrealized appreciation (depreciation)	23,839,176	48,169	(6,345,224)	1,061,015	6,236,710	(168,780)	2,564,010	(155,541)
Net Assets	$106,969,035	$91,164,213	$117,852,306	$35,477,115	$254,078,835	$19,722,615	$110,624,888	$8,428,264
	0	0	0	0	0		0	0
Net Assets By Share Class:
Institutional Class	$98,591,049	$91,030,377	$117,812,356	$35,464,207	$249,856,781	$19,722,615	$106,254,194	$8,428,264
Class A Shares	7,604,424	133,836	24,348	12,908	3,263,729	-	4,370,694	-
Class C Shares	773,562	-	15,602	-	958,325	-	-	-
Net Assets	$106,969,035	$91,164,213	$117,852,306	$35,477,115	$254,078,835	$19,722,615	$110,624,888	$8,428,264

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value):
Institutional Class Shares	7,211,709	8,581,299	11,751,907	3,249,641	23,162,710	2,899,402	9,643,075	398,934
Class A Shares	559,508	12,658	2,430	1,175	302,607	-	394,506	-
Class C Shares	55,359	-	1,556	-	88,841	-	-	-

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$13.67	$10.61	$10.02	$10.91	$10.79	$6.80	$11.02	$21.13
Class A Shares	$13.59	$10.57	$10.02	$10.99	$10.79	NA	$11.08	NA
Class C Shares	$13.97	$ NA	$10.03	$ NA	$10.79	NA	$ NA	NA

Maximum Sales Charge:
Class A Shares	5.75%	5.75%	2.25%	4.25%	4.25%	4.25%	4.25%	2.25%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$14.42	$11.21	$10.25	$11.48	$11.27	NA	$11.57	NA

*	For the period from December 22, 2009, commencement of operations, through April 30, 2010.

See Notes to Financial Statements

American Independence Funds

Statements of Operations
For the Six Months Ended April 30, 2010 (Unaudited)

			International	Short-Term	Intermediate
		Stock	Equity	Bond	Bond
		Fund	Fund	Fund	Fund

Investment Income:
Dividend		$857,205	$1,177,764	$408	$126
Interest		-	2,914	1,479,164	665,941
Foreign tax withholding		-	(130,473)	-	-
Total Investment Income		857,205	1,050,205	1,479,572	666,067

Expenses:
Investment advisory		552,892	380,215	249,024	66,890
Administration		69,113	58,677	77,820	20,904
Distribution - Class A Shares		4,778	126	28	33
Distribution - Class C Shares		939	8	56	-
Service - Class A Shares		8,015	126	28	33
Service - Class C Shares		313	3	19	-
Accounting		23,255	22,017	31,984	23,181
Audit Fees		13,836	16,636	15,089	13,619
Compliance services		6,989	6,447	7,490	3,967
Custodian		11,007	39,722	8,291	3,201
Legal expenses		8,260	7,192	9,266	2,423
Shareholder Reporting		4,630	2,642	2,625	1,743
State registration expenses		10,969	10,044	10,969	7,280
Transfer Agent		56,106	14,395	6,386	4,131
Trustees/Directors		8,234	7,164	9,234	2,416
Other		7,857	7,399	7,079	2,341
Total expenses before fee reductions		787,193	572,813	435,388	152,162
Expenses reduced by:	Adviser	(212,672)	(51,464)	(154,636)	(48,597)
	Distributor	-	-	(22)	(27)
Net Expenses		574,521	521,349	280,730	103,538

Net Investment Income		282,684	528,856	1,198,842	562,529

Realized and unrealized gains (losses) from investments, futures, options, and foreign currency transactions:
Net realized gain (loss) from investment transactions		6,505,865	7,532,159	(827,983)	400,499
Net realized gain from futures contracts		-	-	155,707	52,880
Net realized gain from options transactions		46,497	-	-	-
Net realized loss from foreign currency transactions		-	(925,361)	-	-
Net change in unrealized appreciation/depreciation from investments		9,054,302	(7,849,616)	2,651,254	(228,207)
Net change in unrealized appreciation/depreciation from futures contracts		-	-	(34,292)	101,941
Net change in unrealized appreciation/depreciation from options contracts		(138,000)	-	-	2,231
Net change in unrealized appreciation/depreciation from foreign currency translation		-	(9,486)	-	-
Net realized and unrealized gains (losses)		15,468,664	(1,252,304)	1,944,686	329,344

Net Increase (Decrease) in Net Assets Resulting from Operations		$15,751,348	$(723,448)	$3,143,528	$891,873

See Notes to Financial Statements

American Independence Funds

Statements of Operations - (continued)
For the Six Months Ended April 30, 2010 (Unaudited)

		Kansas Tax-	International		U.S. Inflation-
		Exempt Bond	Bond Fund		Indexed	Fusion
		Fund	2010	2009*	Fund	Fund**

Investment Income:
Dividend		$16,869	$-	$-	$233	$17,615
Interest		4,736,740	469,490	1,095,437	978,274	-
Total Investment Income		4,753,609	469,490	1,095,437	978,507	17,615

Expenses:
Investment advisory		359,110	68,536	143,555	215,434	42,913
Administration		149,631	17,279	44,861	67,323	3,832
Distribution - Class A Shares		3,003	-	-	6,197	-
Distribution - Class C Shares		924	-	-	-	-
Service - Class A Shares		3,003	-	-	-	-
Service - Class C Shares		308	-	-	-	-
Accounting		40,741	20,117	29,703	23,370	14,782
Audit fees		14,700	15,444	10,822	14,015	8,938
Compliance services		11,587	3,995	7,684	6,827	2,396
Custodian		22,655	13,436	19,241	6,578	5,408
Legal expenses		17,186	2,548	5,163	7,951	527
Shareholder reporting		4,318	7,807	13,455	4,522	1,289
State registration expenses		13,872	9,541	12,502	10,395	7,555
Transfer Agent		12,757	15,116	19,326	33,388	4,702
Trustees/Directors		17,129	2,510	4,428	7,925	541
Other		12,762	2,870	7,451	6,256	2,119
Dividend expense on securities sold short		-	-	-	-	1,417
Total expenses before fee reductions		683,686	179,199	318,191	410,181	96,419
Expenses reduced by:	Adviser	(196,597)	(27,103)	-	(230,597)	(36,664)
	Distributor	(1,202)	-	-	-	-
Net Expenses		485,887	152,096	318,191	179,584	59,755

Net Investment Income (Loss)		4,267,722	317,394	777,246	798,923	(42,140)

Realized and unrealized gains (losses) from investments, futures, options, and foreign currency transactions:
Net realized gain (loss) from investment transactions		(231,969)	2,401,668	(953,827)	1,527,060	77,630
Net realized gain (loss) from futures contracts		-	64,934	(122,441)	84,630	-
Net realized gain (loss) from foreign currency transactions		-	(10,790)	1,571,042	-	-
Net change in unrealized appreciation/depreciation from investments		1,593,879	(4,216,755)	2,470,498	1,177,448	(155,541)
Net change in unrealized appreciation/depreciation from futures contracts		-	32,059	(93,353)	(116,267)	-
Net change in unrealized appreciation/depreciation from foreign currency translation/ on translation of other assets and liabilities denominated in foreign currency		-	(57,132)	(396,930)	-	-
Net realized and unrealized gains (losses)		1,361,910	(1,786,016)	2,474,989	2,672,871	(77,911)

Net Increase (Decrease) in Net Assets Resulting from Operations		$5,629,632	$(1,468,622)	$3,252,235	$3,471,794	$(120,051)

*	For the period from January 1, 2009 through October 31, 2009. Prior to January 1, 2009, the fiscal year-end was December 31.
**	For the period from December 22, 2009, commencement of operations, through April 30, 2009.

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets

	Stock Fund		International Equity Fund		Short-Term Bond Fund
	For the Six		For the Six		For the Six
	Months Ended	For the	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2010	October 31,	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)	2009
Investment Operations:
Net investment income	$282,684	$978,393	$528,856	$1,764,726	$1,198,842	$3,506,455
Net realized gains (losses)	6,552,362	(1,134,304)	6,606,798	(9,476,695)	(672,276)	(445,716)
Net change in unrealized appreciation/depreciation	8,916,302	11,914,595	(7,859,102)	26,968,465	2,616,962	102,033
Net increase (decrease) in net assets resulting from operations	15,751,348	11,758,684	(723,448)	19,256,496	3,143,528	3,162,772

Distributions:
From net investment income:
Institutional Class Shares	(891,928)	(1,978,623)	(1,039,178)	(1,977,092)	(1,191,422)	(3,469,393)
Class A Shares	(30,910)	(8,388)	(359)	(1,095)	(183)	(408)
Class C Shares	(144)	(405)	-	(66)	(69)	(215)
From net realized gains:
Institutional Class Shares	-	-	-	-	-	(216,319)
Class A Shares	-	-	-	-	-	(25)
Class C Shares	-	-	-	-	-	(20)
Decrease in net assets from distributions	(922,982)	(1,987,416)	(1,039,537)	(1,978,253)	(1,191,674)	(3,686,380)

Net increase (decrease) in net assets from capital transactions	(13,262,405)	15,113,163	(3,820,678)	5,643,543	(9,123,192)	(43,739,509)
Total increase (decrease) in net assets	1,565,961	24,884,431	(5,583,663)	22,921,786	(7,171,338)	(44,263,117)

Net Assets:
Beginning of period	105,403,074	80,518,643	96,747,876	73,826,090	125,023,644	169,286,761
End of period	$106,969,035	$105,403,074	$91,164,213	$96,747,876	$117,852,306	$125,023,644
Undistributed net investment income (loss)	$(23,789)	$616,509	$(43,313)	$467,368	$267,012	$259,844

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$9,468,802	$30,621,888	$10,183,625	$22,050,598	$8,003,394	$14,982,296
Dividends reinvested	514,089	1,113,396	561,789	1,062,522	594,877	1,720,986
Cost of shares redeemed	(26,417,127)	(19,871,969)	(14,646,235)	(17,456,545)	(17,727,497)	(60,445,236)
Capital transactions in Institutional Class Shares	(16,434,236)	11,863,315	(3,900,821)	5,656,575	(9,129,226)	(43,741,954)
Class AShares
Proceeds from shares issued	4,477,843	3,836,223	126,899	4,661	12,891	810
Dividends reinvested	26,393	8,388	359	1,095	184	433
Cost of shares redeemed	(2,015,511)	(622,990)	(39,736)	(18,854)	(7,591)	(8)
Capital transactions in Class A Shares	2,488,725	3,221,621	87,522	(13,098)	5,484	1,235
Class C Shares
Proceeds from shares issued	689,501	27,822	-	-	467	975
Dividends reinvested	144	405	-	66	83	235
Cost of shares redeemed	(6,539)	-	(7,379)	-	-	-
Capital transactions in Class C Shares	683,106	28,227	(7,379)	66	550	1,210

Net increase (decrease) in net assets from capital transactions	$(13,262,405)	$15,113,163	$(3,820,678)	$5,643,543	$(9,123,192)	$(43,739,509)

Share Transactions:
Institutional Class Shares
Issued	727,917	3,009,002	948,667	2,499,492	802,949	1,538,124
Reinvested	39,790	116,100	52,018	125,891	59,858	176,391
Redeemed	(2,027,792)	(1,928,685)	(1,360,861)	(1,948,846)	(1,776,180)	(6,203,608)
Change in Institutional Class Shares	(1,260,085)	1,196,417	(360,176)	676,537	(913,373)	(4,489,093)
Class A Shares
Issued	345,648	380,894	11,611	554	1,298	83
Reinvested	2,052	876	33	130	18	44
Redeemed	(150,641)	(54,514)	(3,598)	(2,446)	(764)	-
Change in Class A Shares	197,059	327,256	8,046	(1,762)	552	127
Class C Shares
Issued	50,678	2,327	-	-	48	100
Reinvested	11	41	-	8	8	24
Redeemed	(491)	-	(685)	-	-	-
Change in Class C Shares	50,198	2,368	(685)	8	56	124

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets - (continued)

	Intermediate Bond Fund		Kansas Tax-Exempt Bond Fund		International Bond Fund
	For the Six		For the Six
	Months Ended	For the Year	Months Ended		For the Period Ended	For the Period Ended	For the Year
	April 30,	Ended	April 30,		April 30,	October 31,	Ended
	2010	October 31,	2010	October 31,	2010	2009 (a)	December 31,
	(Unaudited)	2009	(Unaudited)	2009	(Unaudited)		2008
Investment Operations:
Net investment income	$562,529	$1,136,165	$4,267,722	$8,010,213	$317,394	$777,246	$1,465,545
Net realized gains (losses)	453,379	1,051,110	(231,969)	(158,171)	2,455,812	494,774	3,185,169
Net change in unrealized appreciation/depreciation	(124,035)	2,105,583	1,593,879	10,301,445	(4,241,828)	2,377,145	(3,038,969)
Net increase (decrease) in net assets resulting from operations	891,873	4,292,858	5,629,632	18,153,487	(1,468,622)	3,649,165	1,611,745

Distributions:
From net investment income:
Institutional Class Shares (b)	(597,458)	(1,144,097)	(4,226,572)	(7,974,324)	(6,061,160)	(885,116)	(2,238,839)
Class A Shares	(419)	(1,125)	(37,986)	(35,406)	-	-	-
Class C Shares	-	-	(3,166)	(483)	-	-	-
From net realized gains:
Institutional Class Shares	(734,668)	-	-	-	(1,213,900)	-	-
Class A Shares	(712)	-	-	-	-	-	-
Class C Shares	-	-	-	-	-	-	-
Decrease in net assets from distributions	(1,333,257)	(1,145,222)	(4,267,724)	(8,010,213)	(7,275,060)	(885,116)	(2,238,839)

Net increase (decrease) in net assets from capital transactions	3,494,086	(710,285)	23,202,949	14,098,747	(17,722,062)	(2,916,948)	(21,218,526)
Total increase (decrease) in net assets	3,052,702	2,437,351	24,564,857	24,242,021	(26,465,744)	(152,899)	(21,845,620)

Net Assets:
Beginning of period	32,424,413	29,987,062	229,513,978	205,271,957	46,188,359	46,738,188	68,583,808
End of period	$35,477,115	$32,424,413	$254,078,835	$229,513,978	$19,722,615	$46,585,289	$46,738,188
Undistributed net investment income (loss)	$56,376	$91,724	$83,649	$83,651	$(1,503,753)	$4,240,013	$2,691,650

Capital Transactions:
Institutional Class Shares (b)
Proceeds from shares issued	$5,833,807	$9,128,281	$36,082,390	$47,988,739	$1,566,692	$3,029,320	$15,277,495
Dividends reinvested	653,018	504,548	590,998	1,231,775	7,228,233	872,419	2,211,602
Cost of shares redeemed	(2,957,235)	(10,371,901)	(16,299,907)	(35,419,896)	(26,516,987)	(6,818,687)	(38,707,623)
Capital transactions in Institutional Class Shares	3,529,590	(739,072)	20,373,481	13,800,618	(17,722,062)	(2,916,948)	(21,218,526)
Class AShares
Proceeds from shares issued	126	27,927	2,071,621	426,403	-	-	-
Dividends reinvested	575	877	26,408	31,242	-	-	-
Cost of shares redeemed	(36,205)	(17)	(155,647)	(196,451)	-	-	-
Capital transactions in Class A Shares	(35,504)	28,787	1,942,382	261,194	-	-	-
Class C Shares
Proceeds from shares issued	-	-	885,189	70,000	-	-	-
Dividends reinvested	-	-	1,897	465	-	-	-
Cost of shares redeemed	-	-	-	(33,530)	-	-	-
Capital transactions in Class C Shares	-	-	887,086	36,935	-	-	-

Net increase (decrease) in net assets from capital transactions	$3,494,086	$(710,285)	$23,202,949	$14,098,747	$(17,722,062)	$(2,916,948)	$(21,218,526)

Share Transactions:
Institutional Class Shares (b)
Issued	$580,782	$847,759	3,347,280	4,492,368	194,553	375,981	1,803,237
Reinvested	13,589	47,197	54,880	115,842	1,023,017	112,861	279,551
Redeemed	(270,284)	(979,542)	(1,510,278)	(3,342,582)	(3,789,254)	(897,906)	(4,601,777)
Change in Institutional Class Shares	324,087	(84,586)	1,891,882	1,265,628	(2,571,684)	(409,064)	(2,518,989)
Class A Shares
Issued	55	2,626	192,262	39,459	-	-	-
Reinvested	9	82	2,453	2,940	-	-	-
Redeemed	(3,275)	(2)	(14,430)	(18,338)	-	-	-
Change in Class A Shares	(3,211)	2,706	180,285	24,061	-	-	-
Class C Shares
Issued	-	-	82,083	6,554	-	-	-
Reinvested	-	-	176	44	-	-	-
Redeemed	-	-	-	(3,193)	-	-	-
Change in Class C Shares	-	-	82,259	3,405	-	-	-

(a)	For the period from January 1, 2009 through October 31, 2009. Prior to January 1, 2009, the fiscal year-end was December 31.
(b)
The activity, prior to November 21, 2008, for the International Bond Fund’s Institutional Class Shares includes that of the predecessor class, which was the FFTW International Portfolio’s Advisor Class (see Note 1).

See Notes to Financial Statements

American Independence Funds

Statements of Changes in Net Assets - (continued)

	U.S. Inflation-Indexed Fund		Fusion Fund
			For the period
	For the Period	For the	December 22, 2009 (a)
	Ended April 30,	Year Ended	Thru April 30,
	2010	October 31,	2010
	(Unaudited)	2009	(Unaudited)
Investment Operations:
Net investment income (loss)	$798,923	$(1,646,974)	$(42,140)
Net realized gains	1,611,690	9,848,439	77,630
Net change in unrealized appreciation/depreciation	1,061,181	7,810,644	(155,541)
Net increase (decrease) in net assets resulting from operations	3,471,794	16,012,109	(120,051)

Distributions:
From net investment income:
Institutional Class Shares	(767,744)	(116,262)	-
Class A Shares	(31,190)	(808)	-
From net realized gains:
Institutional Class Shares	(4,728,962)	-	-
Class A Shares	(240,474)	-	-
Class C Shares	-	-	-
Decrease in net assets from distributions	(5,768,370)	(117,070)	-

Net increase in net assets from capital transactions	6,167,698	4,798,151	8,548,315
Total increase in net assets	3,871,122	20,693,190	8,428,264

Net Assets:
Beginning of period	106,753,766	86,060,576	-
End of period	$110,624,888	$106,753,766	$8,428,264
Undistributed net investment loss	$(11)	$-	$(42,140)

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$4,935,701	$4,020,125	$9,165,978
Dividends reinvested	4,984,697	116,261	-
Cost of shares redeemed	(3,289,124)	(3,173,524)	(617,663)
Capital transactions in Institutional Class Shares	6,631,274	962,862	8,548,315
Class A Shares
Proceeds from shares issued	1,053,633	4,002,896	-
Dividends reinvested	252,534	784	-
Cost of shares redeemed	(1,769,743)	(168,391)	-
Capital transactions in Class A Shares	(463,576)	3,835,289	-
Net increase in net assets from capital transactions	$6,167,698	$4,798,151	$8,548,315

Share Transactions:
Institutional Class Shares
Issued	445,986	379,314	427,886
Reinvested	462,041	12,111	-
Redeemed	(303,312)	(319,820)	(28,952)
Change in Institutional Class Shares	604,715	71,605	398,934
Class A Shares
Issued	94,054	382,388	-
Reinvested	23,280	83	-
Redeemed	(161,198)	(15,955)	-
Change in Class A Shares	(43,864)	366,516	-

(a)	Date of commencement of operations.

See Notes to Financial Statements

American Independence Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data									Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

Stock Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	$11.93	$0.03	***	$1.82	$1.85	$(0.11)	$-	$(0.11)	$13.67	15.52%	$98,591	1.01%	0.54%	1.40%	83.32%
For the year ended
10/31/2009	$11.01	$0.11		$1.07	$1.18	$(0.26)	$-	$(0.26)	$11.93	11.32%	$101,045	0.96%	1.14%	1.40%	241.77%
10/31/2008	$17.29	$0.30		$(3.47)	$(3.17)	$(0.32)	$(2.79)	$(3.11)	$11.01	(22.26%)	$80,102	0.89%	2.13%	1.37%	283.50%
10/31/2007	$16.07	$0.31		$2.31	$2.62	$(0.28)	$(1.12)	$(1.40)	$17.29	17.31%	$112,735	0.89%	1.75%	1.41%	219.31%
10/31/2006	$14.39	$0.27		$1.63	$1.90	$(0.22)	$-	$(0.22)	$16.07	13.34%	$107,299	1.02%	1.79%	1.52%	49.31%
10/31/2005	$12.77	$0.21		$1.58	$1.79	$(0.17)	$-	$(0.17)	$14.39	14.06%	$93,294	1.29%	1.42%	1.88%	28.27%

Class A Shares
For the six months ended
4/30/2010 (Unaudited)	$11.85	$0.01	***	$1.80	$1.81	$(0.07)	$-	$(0.07)	$13.59	15.33%	$7,604	1.42%	0.10%	1.80%	83.32%
For the year ended
10/31/2009	$10.93	$0.14		$0.99	$1.13	$(0.21)	$-	$(0.21)	$11.85	10.80%	$4,295	1.47%	0.13%	1.88%	241.77%
10/31/2008	$17.17	$0.28		$(3.50)	$(3.22)	$(0.23)	$(2.79)	$(3.02)	$10.93	(22.65%)	$385	1.39%	1.70%	1.88%	283.50%
10/31/2007	$16.03	$0.22		$2.29	$2.51	$(0.25)	$(1.12)	$(1.37)	$17.17	16.59%	$328	1.39%	1.24%	1.91%	219.31%
For the period from 3/20/2006 (c)
Thru 10/31/2006	$15.09	$0.05		$0.89	$0.94	$-	$-	$-	$16.03	6.23%	$271	1.73%	1.20%	2.30%	49.31%

Class C Shares
For the six months ended
4/30/2010 (Unaudited)	$12.18	$(0.06	) ***	$1.88	$1.82	$(0.03)	$-	$(0.03)	$13.97	15.01%	$774	2.05%	(0.90%)	2.40%	83.32%
For the year ended
10/31/2009	$11.22	$0.06		$1.04	$1.10	$(0.14)	$-	$(0.14)	$12.18	10.14%	$63	1.96%	0.02%	2.39%	241.77%
10/31/2008	$17.16	$0.24		$(3.18)	$(2.94)	$(0.21)	$(2.79)	$(3.00)	$11.22	(20.65%)	$31	1.89%	1.19%	2.38%	283.50%
For the period from 9/24/2007 (c)
Thru 10/31/2007	$16.63	$(0.01)		$0.54	$0.53	$-	$-	$-	$17.16	3.19%	$15	1.89%	(0.35%)	2.36%	219.31%

International Equity Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	$10.81	$0.06	***	$(0.14)	$(0.08)	$(0.12)	$-	$(0.12)	$10.61	(0.79%)	$91,030	1.11%	1.13%	1.22%	256.42%
For the year ended
10/31/2009	$8.92	$0.19		$1.93	$2.12	$(0.23)	$-	$(0.23)	$10.81	24.48%	$96,691	1.06%	2.19%	1.33%	186.18%
10/31/2008	$16.80	$0.24		$(6.94)	$(6.70)	$(0.24)	$(0.94)	$(1.18)	$8.92	(42.55%)	$73,764	0.99%	1.82%	1.12%	46.76%
10/31/2007	$16.51	$0.29		$3.55	$3.84	$(0.17)	$(3.38)	$(3.55)	$16.80	27.34%	$138,238	0.99%	1.75%	1.24%	35.24%
10/31/2006	$14.29	$0.26		$3.15	$3.41	$(0.27)	$(0.92)	$(1.19)	$16.51	25.21%	$115,048	1.07%	1.72%	1.34%	110.04%
10/31/2005	$12.72	$0.22		$1.60	$1.82	$(0.25)	$-	$(0.25)	$14.29	14.41%	$95,519	1.26%	1.61%	1.62%	37.00%

Class A Shares
For the six months ended
4/30/2010 (Unaudited)	$10.77	$0.04	***	$(0.17)	$(0.13)	$(0.07)	$-	$(0.07)	$10.57	(1.20%)	$134	1.62%	0.83%	1.72%	256.42%
For the year ended
10/31/2009	$8.87	$0.14		$1.93	$2.07	$(0.17)	$-	$(0.17)	$10.77	23.85%	$50	1.55%	1.60%	1.83%	186.18%
10/31/2008	$16.69	$0.15		$(6.88)	$(6.73)	$(0.15)	$(0.94)	$(1.09)	$8.87	(42.81%)	$57	1.49%	1.11%	1.61%	46.76%
10/31/2007	$16.45	$0.26		$3.49	$3.75	$(0.13)	$(3.38)	$(3.51)	$16.69	26.79%	$95	1.49%	1.39%	1.74%	35.24%
For the period from 3/20/2006 (c)
Thru 10/31/2006	$15.42	$0.07		$0.96	$1.03	$-	$-	$-	$16.45	6.68%	$69	1.49%	1.20%	1.73%	110.04%

(a)	During the period certain fees were reduced.If such fee reductions had occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Calculation based on average shares outstanding.

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share Data									Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

Short-Term Bond Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	$9.87	$0.10	***	$0.15	$0.25	$(0.10)	$-	$(0.10)	$10.02	2.50%	$117,812	0.45%	1.93%	0.70%	15.14%
For the year ended
10/31/2009	$9.87	$0.25		$0.01	$0.26	$(0.25)	$(0.01)	$(0.26)	$9.87	2.71%	$124,990	0.45%	2.62%	0.64%	60.97%
10/31/2008	$10.07	$0.38		$(0.21)	$0.17	$(0.37)	$-	$(0.37)	$9.87	1.66%	$169,256	0.45%	3.53%	0.73%	44.92%
10/31/2007	$9.97	$0.43		$0.10	$0.53	$(0.43)	$-	$(0.43)	$10.07	5.48%	$62,514	0.45%	4.32%	0.94%	66.52%
10/31/2006	$9.97	$0.39		$0.01	$0.40	$(0.40)	$0.00 ^	$(0.40)	$9.97	4.13%	$56,247	0.52%	3.94%	1.00%	32.38%
10/31/2005	$10.09	$0.26		$(0.08)	$0.18	$(0.29)	$(0.01)	$(0.30)	$9.97	1.76%	$56,862	0.65%	2.70%	1.34%	63.43%

Class A Shares
For the six months ended
4/30/2010 (Unaudited)	$9.86	$0.08	***	$0.17	$0.25	$(0.09)	$-	$(0.09)	$10.02	2.50%	$24	0.70%	1.68%	1.20%	15.14%
For the year ended
10/31/2009	$9.86	$0.22		$0.01	$0.23	$(0.22)	$(0.01)	$(0.23)	$9.86	2.45%	$19	0.70%	2.31%	1.14%	60.97%
10/31/2008	$10.07	$0.36		$(0.20)	$0.16	$(0.37)	$-	$(0.37)	$9.86	1.50%	$17	0.73%	3.47%	1.35%	44.92%
10/31/2007	$9.96	$0.40		$0.11	$0.51	$(0.40)	$-	$(0.40)	$10.07	5.20%	$15	0.75%	4.03%	1.44%	66.52%
For the period from 5/3/2006 (c)
Thru 10/31/2006	$9.94	$0.20		$0.02	$0.22	$(0.20)	$-	$(0.20)	$9.96	2.21%	$12	0.75%	4.01%	1.34%	32.38%

Class C Shares
For the six months ended
4/30/2010 (Unaudited)	$9.87	$0.05	***	$0.16	$0.21	$(0.05)	$-	$(0.05)	$10.03	2.16%	$16	1.45%	0.93%	1.68%	15.14%
For the year ended
10/31/2009	$9.87	$0.15		$0.01	$0.16	$(0.15)	$(0.01)	$(0.16)	$9.87	1.69%	$15	1.45%	1.56%	1.64%	60.97%
For the period from 4/08/2008 (c)
Thru 10/31/2008	$10.24	$0.32		$(0.37)	$(0.05)	$(0.32)	$-	$(0.32)	$9.87	(0.49%)	$14	1.45%	4.20%	2.18%	44.92%

Intermediate Bond Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	$11.07	$0.18		$0.10	$0.28	$(0.20)	$(0.24)	$(0.44)	$10.91	2.59%	$35,464	0.62%	3.36%	0.91%	206.54%
For the year ended
10/31/2009	$9.96	$0.42		$1.11	$1.53	$(0.42)	$-	$(0.42)	$11.07	15.62%	$32,375	0.60%	3.93%	0.83%	425.78%
10/31/2008	$10.22	$0.43		$(0.24)	$0.19	$(0.45)	$-	$(0.45)	$9.96	1.81%	$29,970	0.56%	4.18%	1.02%	288.64%
10/31/2007	$10.13	$0.44		$0.09	$0.53	$(0.44)	$-	$(0.44)	$10.22	5.38%	$35,285	0.56%	4.29%	1.07%	17.76%
10/31/2006	$10.17	$0.43		$(0.04)	$0.39	$(0.43)	$0.00 ^	$(0.43)	$10.13	3.99%	$48,211	0.63%	4.28%	0.99%	20.93%
10/31/2005	$10.59	$0.39		$(0.35)	$0.04	$(0.41)	$(0.05)	$(0.46)	$10.17	0.36%	$50,009	0.76%	3.81%	1.35%	61.83%

Class A Shares
For the six months ended
4/30/2010 (Unaudited)	$11.13	$0.16		$0.12	$0.28	$(0.18)	$(0.24)	$(0.42)	10.99	2.51%	$13	0.92%	3.01%	1.41%	206.54%
For the year ended
10/31/2009	$9.95	$0.40		$1.18	$1.58	$(0.40)	$-	$(0.40)	$11.13	16.09%	$49	0.88%	3.50%	1.29%	425.78%
10/31/2008	$10.22	$0.41		$(0.26)	$0.15	$(0.42)	$-	$(0.42)	$9.95	1.44%	$17	0.86%	3.90%	1.53%	288.64%
10/31/2007	$10.13	$0.40		$0.09	$0.49	$(0.40)	$-	$(0.40)	$10.22	5.08%	$13	0.86%	4.01%	1.56%	17.76%
For the period from 5/3/2006 (c)
Thru 10/31/2006	$10.00	$0.22		$0.13	$0.35	$(0.22)	$-	$(0.22)	$10.13	3.45%	$11	0.86%	4.00%	1.29%	20.93%

(a)	During the period certain fees were reduced. If such fee reductions had occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Calculation based on average shares outstanding.
^	Less than $0.005 per share.

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share Data										Ratios/Supplemental Data
		Investment Operations				Distributions From
	Net Asset Value Beginning of Period	Net investment income		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

Kansas Tax-Exempt Bond Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	$10.73	$0.19		$0.06	$0.25	$(0.19)	$-	$-	$(0.19)	$10.79	2.37%	$249,857	0.40%	3.57%	0.56%	5.50%
For the year ended
10/31/2009	$10.21	$0.40		$0.52	$0.92	$(0.40)	$-	$-	$(0.40)	$10.73	9.16%	$228,132	0.40%	3.81%	0.57%	13.54%
10/31/2008	$10.58	$0.41		$(0.37)	$0.04	$(0.41)	$-	$-	$(0.41)	$10.21	0.38%	$204,236	0.40%	3.94%	0.62%	6.72%
10/31/2007	$10.70	$0.44		$(0.12)	$0.32	$(0.44)	$-	$-	$(0.44)	$10.58	3.07%	$179,703	0.40%	4.14%	0.69%	8.90%
10/31/2006	$10.67	$0.44		$0.03	$0.47	$(0.44)	$-	$-	$(0.44)	$10.70	4.47%	$158,225	0.47%	4.10%	0.75%	37.10%
10/31/2005	$10.93	$0.41		$(0.26)	$0.15	$(0.41)	$-	$-	$(0.41)	$10.67	1.26%	$150,963	0.60%	3.83%	0.96%	22.23%

Class A Shares
For the six months ended
4/30/2010 (Unaudited)	$10.72	$0.17		$0.08	$0.25	$(0.18)	$-	$-	$(0.18)	$10.79	2.31%	$3,264	0.80%	3.16%	1.06%	5.50%
For the year ended
10/31/2009	$10.21	$0.36		$0.51	$0.87	$(0.36)	$-	$-	$(0.36)	$10.72	8.61%	$1,312	0.80%	3.42%	1.07%	13.54%
10/31/2008	$10.58	$0.38		$(0.37)	$0.01	$(0.38)	$-	$-	$(0.38)	$10.21	0.03%	$1,003	0.80%	3.54%	1.13%	6.72%
10/31/2007	$10.70	$0.40		$(0.13)	$0.27	$(0.39)	$-	$-	$(0.39)	$10.58	2.62%	$845	0.80%	3.74%	1.19%	8.90%
10/31/2006	$10.66	$0.41		$0.03	$0.44	$(0.40)	$-	$-	$(0.40)	$10.70	4.17%	$762	0.85%	3.71%	1.28%	37.10%
10/31/2005	$10.92	$0.37		$(0.26)	$0.11	$(0.37)	$-	$-	$(0.37)	$10.66	0.90%	$920	0.95%	3.47%	1.71%	22.23%

Class C Shares
For the six months ended
4/30/2010 (Unaudited)	$10.73	$0.15		$0.06	$0.21	$(0.15)	$-	$-	$(0.15)	$10.79	1.98%	$958	1.40%	2.53%	1.55%	5.50%
For the year ended
10/31/2009	$10.21	$0.31		$0.52	$0.83	$(0.31)	$-	$-	$(0.31)	$10.73	8.23%	$70	1.38%	2.89%	1.56%	13.54%
10/31/2008	$10.58	$0.29		$(0.37)	$(0.08)	$(0.29)	$-	$-	$(0.29)	$10.21	(0.84%)	$32	1.40%	2.94%	1.63%	6.72%
For the period from 5/22/2007 (c)
Thru 10/31/2007	$10.60	$0.15		$(0.02)	$0.13	$(0.15)	$-	$-	$(0.15)	$10.58	1.40%	$33	1.40%	3.15%	1.68%	8.90%

International Bond Fund

Institutional Class
For the six months ended
4/30/2010 (Unaudited)	$8.44	$0.08	***	$(0.42)	$(0.34)	$(1.08)	$(0.22)	$-	$(1.30)	$6.80	(4.13%)	$19,723	0.89%	1.86%	1.05%	51.00%
For the period from 1/1/2009
Thru 10/31/2009 (d)	$7.95	$0.17		$0.48	$0.65	$(0.16)	$-	$-	$(0.16)	$8.44	8.36%	$46,188	0.89%	2.17%	0.89%	73.00%
For the year ended
12/31/2008	$8.17	$0.22		$(0.10)	$0.12	$(0.34)	$-	$-	$(0.34)	$7.95	1.55%	$46,738	1.01%	2.51%	1.01%	154.00%
12/31/2007 †	$7.61	$0.23		$0.53	$0.76	$(0.20)	$-	$-	$(0.20)	$8.17	10.04%	$68,584	0.92%	3.30%	0.92%	145.00%
12/31/2006 †	$7.30	$0.22	***	$0.27	$0.49	$(0.01)	$-	$(0.17)	$(0.18)	$7.61	6.93%	$87,899	0.81%	2.93%	0.81%	61.00%
12/31/2005 †	$9.09	$0.22	***	$(1.08)	$(0.86)	$(0.62)	$(0.10)	$(0.21)	$(0.93)	$7.30	(9.77%)	$74,589	0.75%	2.68%	0.75%	79.00%
12/31/2004 †	$8.81	$0.21	***	$0.77	$0.98	$(0.62)	$(0.08)	$-	$(0.70)	$9.09	12.17%	$82,880	0.76%	2.44%	0.76%	221.00%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations
(d)	For the period January 1, 2009 through October 31, 2009. Prior to January 1, 2009, the fiscal year end was December 31.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Calculation based on average shares outstanding.
†	Information provided is that of the Advisor Class of the Predecessor Fund, FFTW International Portfolio. (See Note 1)

See Notes to Financial Statements

American Independence Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Distributions From
	Net Asset Value Beginning of Period	Net investment income (loss)	Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Capital	Total Distributions	Net Asset Value, End of Period	Total Return (excludes sales charge)*	Net Assets at end of period (000's)	Ratio of expenses to average net assets**	Ratio of net investment income (loss) to average net assets**	Ratio of expenses to average net assets(a)**	Portfolio turnover rate(b)*

U.S. Inflation-Indexed Fund

Institutional Class
For the six months ended
4/30/2010 (Unaudited)	$11.26	$0.08	$0.28	$0.36	$(0.08)	$(0.52)	$-	$(0.60)	$11.02	3.31%	$106,254	0.32%	1.50%	0.75%	119.92%
For the year ended
10/31/2009	$9.52	$(0.55)	$2.30	$1.75	$(0.01)	$-	$-	$(0.01)	$11.26	18.44%	$101,789	0.32%	(5.38%)	0.73%	189.08%
For the period from 1/1/2008
Thru 10/31/2008 (c)	$10.57	$0.30	$(1.03)	$(0.73)	$(0.32)	$-	$-	$(0.32)	$9.52	(7.24%)	$85,371	0.33%	3.37%	0.61%	203.93%

For the year ended
12/31/2007 †	$10.03	$0.56	$0.53	$1.09	$(0.55)	$-	$-	$(0.55)	$10.57	11.25%	$95,029	0.35%	5.38%	0.73%	316.00%
12/31/2006 †	$10.34	$0.34	$(0.25)	$0.09	$(0.34)	0.00 ^	$(0.06)	$(0.40)	$10.03	1.00%	$107,830	0.35%	3.33%	0.62%	522.00%
12/31/2005 †	$10.67	$0.53	$(0.17)	$0.36	$(0.53)	$(0.16)	$-	$(0.69)	$10.34	3.44%	$108,422	0.35%	5.08%	0.60%	637.00%
12/31/2004 †	$10.71	$0.42	$0.59	$1.01	$(0.42)	$(0.63)	$-	$(1.05)	$10.67	9.71%	$99,981	0.35%	4.06%	0.64%	774.00%

Class A
For the six months ended
4/30/2010 (Unaudited)	$11.33	$0.07	$0.27	$0.34	$(0.07)	$(0.52)	$-	$(0.59)	$11.08	3.12%	$4,371	0.57%	1.23%	1.00%	119.92%
For the year ended
10/31/2009	$9.60	$0.54	$1.20	$1.74	$(0.01)	$-	$-	$(0.01)	$11.33	18.16%	$4,965	0.57%	(5.56%)	0.97%	189.08%
For the period from 5/16/2008
Thru 10/31/2008 (d)	$10.81	$0.06	$(1.22)	$(1.16)	$(0.05)	$-	$-	$(0.05)	$9.60	(7.12%)	$690	0.57%	7.72%	3.03%	203.93%

Fusion Fund

Institutional Class
For period from 12/22/09 (d)
Thru 4/30/2010 (Unaudited)	$21.42	$(0.11)	$(0.18)	$(0.29)	$-	$-	$-	$-	$21.13	(1.40%)	$8,428	1.95%	(1.38%)	3.15%	271.34%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	For the period January 1, 2008 through October 31, 2008. Prior to January 1, 2008, the fiscal year end was December 31.
(d)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
†	Information provided is that of the Advisor Class shares of the predecessor fund, the FFTW U.S. Inflation-Indexed Portfolio. (See Note 1)
^	Rounds to less than $0.01.
Ratio of Operating Expenses (excluding dividend expense on securities sold short) to Average Net Assets for the Fusion Fund would have been 1.90%

See Notes to Financial Statements

American Independence Funds

Notes to Financial Statements
April 30, 2010
(Unaudited)

1.	Organization

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2010, the Trust offered twelve (12) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other four funds can be found in a separate report.

Stock Fund
International Equity Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund
International Bond Fund
U.S. Inflation-Indexed Fund Fusion Fund* *Inception date December 22, 2009

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. All the Funds offer three classes of shares: Class A, Class C and Institutional Class, except for the Intermediate Bond and International Bond Funds and the International Equity Fund, which no longer offer Class C shares effective August 25, 2009 and December 23, 2009, respectively. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Prior to the March 2, 2006 reorganization of the Trust described above, the predecessor funds offered Premium and Service Class shares (except for the predecessor Kansas Tax-Exempt Bond Fund, which offered Institutional Class and Class A shares, and the U.S. Inflation-Indexed Fund and International Bond Fund, which were part of a different reorganization as described below and offered Advisor Class and Investor Class shares). The Service Class shares of each of the predecessor funds reorganized into the Institutional Class of the Trust’s Funds. The Institutional Class and Class A shares of the predecessor Kansas Tax-Exempt Bond Fund reorganized into the Institutional Class and Class A shares of the Kansas Tax-Exempt Bond Fund. The Investor Class and Advisor Class shares of the predecessor fund (FFTW U.S. Inflation-Indexed Portfolio) reorganized into the Institutional Class shares of the U.S. Inflation-Indexed Fund.

Prior to the November 21, 2008 reorganization of the International Bond Fund, the predecessor fund offered Advisor Class and Investor Class shares.  The Investor Class shares of the predecessor fund (FFTW International Portfolio) reorganized into the Institutional Class shares of the International Bond Fund.  The Investor Class of the predecessor fund had not commenced operations at the time of the reorganization.  As of April 30, 2010, the Class A and Class C shares of the Fund had not commenced operations.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such

American Independence Funds

2.	Significant Accounting Policies (Continued):

investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

The Funds have adopted FASB ASC 820, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk,  etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2010, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's schedule of portfolio investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers, which AIFS deems creditworthy. Under a repurchase agreement a fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized, and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income, a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

American Independence Funds

2.	Significant Accounting Policies (Continued):

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Short-Term Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund, International Bond Fund, and the U.S. Inflation-Indexed Fund are declared and paid monthly. Distributions from net investment income, if any, for the Stock Fund, International Equity Fund, and the Fusion Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The guidance also clarifies existing fair value disclosures about the Level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

3.	Related Party Transactions

AIFS serves as an investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

Fees
Stock Fund	1.00%
International Equity Fund	0.81%
Short-Term Bond Fund	0.40%
Intermediate Bond Fund	0.40%
Kansas Tax-Exempt Bond Fund	0.30%
International Bond Fund	0.40%
U.S. Inflation-Indexed Fund	0.40%
Fusion Fund	1.40%

The Trust has engaged American Independence Capital Management, LLC (“AICM”) as the sub-adviser for the Stock Fund; and American Independence Financial Counselors, LLC (“AIFC”) and Fischer Francis Trees & Watts, Inc., and its affiliates, as sub-advisers for the Short-Term Bond Fund and Intermediate Bond Fund.  Fischer Francis Trees & Watts, Inc., and its affiliates, also serve as sub-advisor to the International Bond Fund and the U.S. Inflation-Indexed Fund.

AICM is a jointly-owned, affiliated, and registered investment advisor of the Adviser and Miller & Jacobs Capital, LLC, and AIFC is a wholly owned subsidiary of the Adviser. The Board of Trustees has approved each of these agreements on behalf of the Trust.  Please see the section in this report entitled Additional Fund Information for details regarding the deliberations of the Board with respect to these agreements.

Fischer Francis Trees & Watts, Inc. is a New York corporation and its three affiliates, Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom, Fisher Francis Trees & Watts, PTD Ltd, a Singapore corporation, and Fischer Francis Trees & Watts, Ltd Kabushiki Kasha, a Japanese corporation, are collectively referred to as “FFTW’.  The agreements between FFTW and AIFS on behalf of the Trust were approved by shareholders at meetings held during the year for each applicable Fund.

American Independence Funds

3.	Related Party Transactions (Continued):

AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets:

Fund	Institutional Class	Class A	Class C
Stock Fund	1.06%(1)	1.31%(1)	2.06%(1)
International Equity Fund	1.15%(1)	1.65%(1)	N/A
Short-Term Bond Fund	0.45%(1)	0.70%(1)	1.45%(1)
Intermediate Bond Fund	0.65%(1)	0.95%(1)	N/A
Kansas Tax-Exempt Bond Fund	0.40%(1)	0.80%(1)	1.40%(1)
International Bond Fund	0.89%(2)	1.39%(1)	N/A
U.S. Inflation Index Fund	0.32% (2)	0.57%(1)	1.32% (1)
Fusion Fund	1.90%(1)	2.40%(1)	N/A

(1)             Effective thru March 1, 2011
(2)             Effective thru March 31, 2013

AIFS also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at annual rate of 0.125%.

AIFS has entered into an agreement with JP Morgan Worldwide Securities Services (“JP Morgan”) whereby JP Morgan provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board.  For the services it provides, JP Morgan earns a fee based on the aggregate net assets of all Funds in the Trust.  AIFS pays JP Morgan and not the Funds.

Other principal service providers of the Funds include the following:

JP Morgan Worldwide Securities Services (“JP Morgan”) serves as the Trust’s fund accounting agent.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act.  Alaric has designated Edward Cook as the Trust’s Chief Compliance Officer.  For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses.  The fees are allocated amongst the funds by first allocating half the fees evenly across the funds and then the other half on a pro rata basis based on average net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4.	Shares of Beneficial Interest

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, and U.S. Government securities) were as follow:

	Purchases	Sales
Stock Fund*	$87,122,116	$ 104,604,268
International Equity Fund*	237,028,081	242,881,860
Short-Term Bond Fund*	13,576,087	11,178,470
Intermediate Bond Fund*	8,967,642	5,483,922
Kansas Tax-Exempt Bond Fund *	42,505,068	12,587,619
International Bond Fund*	12,802,962	22,806,258
Fusion Fund**	11,093,317	8,105,164
* Information is for the six months ended April 30, 2010. ** Information from Inception date December 22, 2009 through April 30, 2010.

American Independence Funds

5.	Securities Transactions (Continued):

The cost of purchases and the proceeds from sales of U.S. Government securities were as follows:

	Purchases	Sales
Short-Term Bond Fund	$ 1,000,003	$ 17,577,036.17
Intermediate Bond Fund	68,450,709	69,428,685
International Bond Fund	5,241,626	17,194,390
U.S. Inflation-Indexed Fund	121,440,121	107,546,835

6.	Concentration of Credit Risk

Credit Risk:  The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.	Federal Income Tax Information

At April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Stock Fund	$77,085,721	$ 23,438,492	$(1,817,977)	$21,620,515
International Equity Fund	90,169,592	2,587,802	(2,891,014)	(303,212)
Short-Term Bond Fund	123,642,166	1,858,293	(8,253,346)	(6,395,053)
Intermediate Bond Fund	34,319,269	1,037,803	(73,231)	964,572
Kansas Tax-Exempt Bond Fund	250,415,665	7,362,012	(1,125,302)	6,236,710
International Bond Fund	19,984,663	442,515	(580,189)	(137,674)
U.S. Inflation-Indexed Fund	106,540,941	2,651,646	(2,295)	2,649,351
Fusion Fund	11,153,197	47,691	(242,705)	(195,014)

        The aggregate cost above includes prior fiscal year end tax adjustments.

The tax character of dividends paid to shareholders during the fiscal periods ended October 31, 2009 was as follows:

	Dividends paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Tax Exempt Dividends	Total Distributions Paid
Stock Fund	$1,987,416	$-	$1,987,416	$-	$1,987,416
International Equity Fund	1,978,253	-	1,978,253	-	1,978,253
Short-Term Bond Fund	3,470,063	216,317	3,686,380	-	3,686,380
Intermediate Bond Fund	1,145,222	-	1,145,222	-	1,145,222
Kansas Tax-Exempt Bond Fund	-	-	-	8,010,213	8,010,213
International Bond Fund*	885,116	-	885,116	-	885,116
U.S. Inflation-Indexed Fund	117,070	-	117,070	-	117,070

         *Information is for the period from January 1, 2009 through October 31, 2009.

American Independence Funds

7.	Federal Income Tax Information (Continued):

As of October 31, 2009 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Other Timing Differences	Undistributed Long Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Deficit)
Stock Fund	$616,511	$-	$(3)	-	$(1,426,273)	$12,559,280	$11,749,515
International Equity Fund	1,039,535	-	2	-	(11,017,198)	7,000,992	(2,976,669)
Short-Term Bond Fund	373,646	-	(113,802)	-	(5,721,158)	(9,046,307)	(14,507,621)
Intermediate Bond Fund	768,362	-	(49,395)	108,136	-	1,185,179	2,012,282
Kansas Tax-Exempt Bond Fund	-	682,785	(593,155)	-	(1,975,945)	4,642,831	2,756,516
International Bond Fund	5,745,027	-	1,212,731	-	(3,489,724)	4,039,067	7,507,101
U.S. Inflation-Indexed Fund	3,443,597	-	-	1,525,839	-	1,471,903	6,441,339

         At October 31, 2009, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires

Stock Fund	$1,426,273	2016

International Equity Fund	3,147,691	2016
	7,869,507	2017

Short-Term Bond Fund†	1,402,721	2012
	1,356,853	2013
	2,548,173	2015
	413,411	2017

Kansas Tax-Exempt Bond Fund	1,379,613	2010
	2,495	2011
	122,004	2012
	88,129	2013
	225,533	2015
	158,171	2017

International Bond Fund	1,978,307	2017

†
Capital loss carry-forwards are related to the acquisition of FFTW Funds, Inc. - Limited Duration Portfolio.  This amount is subject to an annual limitation of $5,477,200 under tax rules that was further limited to $300,468 in the year of acquisition.

During the fiscal year ended October 31, 2009, capital losses were utilized by the following funds: The Stock Fund utilized $477,573 of capital losses in the current fiscal year.  The Intermediate Bond Fund utilized $400,725 of capital losses in the current fiscal year.  The U.S. Inflation Indexed Fund utilized $3,134,402 of capital losses in the current fiscal year.  The Kansas Tax-Exempt Bond Fund had $562,887 of capital losses expire unutilized.

For the fiscal year ended October 31, 2009, dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxes at a maximum rate of 15%. Completed information will be reported in conjunction with the 2008 Form 1099-DIV.

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

American Independence Funds

7.	Federal Income Tax Information (Continued):

The following reclassifications have been made to the components of net assets. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the components of net assets on a tax basis.

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains/Losses
International Equity Fund	$-	$(1,297,345)	$1,297,345
Short-Term Bond Fund	(168,715)	220,492	(51,777)
Intermediate Bond Fund	(913)	45,149	(44,236)
Kansas Tax-Exempt Bond Fund	(562,887)	-	562,887
International Bond Fund	(243,812)	1,656,233	(1,412,421)
U.S. Inflation-Indexed Fund	-	1,764,152	(1,764,152)

8.	Financial Futures Contracts

Some of the Funds may enter into financial futures contracts to hedge its interest rate and foreign currency risk.  Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Funds to "mark to market" open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day's trading.  Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses.  When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities.  The details of each Fund’s open futures contracts at April 30, 2010 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

9.	Options Transactions

For hedging purposes, certain Funds (Stock Fund, Short-Term Bond Fund, Intermediate Bond Fund and U.S. Inflation-Indexed Fund) may purchase put and call options and write covered put and call options on securities in which each Fund may invest directly and that are traded on registered domestic securities exchanges or that result from separate, privately negotiated transactions (i.e., over-the-counter (OTC) options). The writer of a call option, who receives a premium, has the obligation, upon exercise, to deliver the underlying security against payment of the exercise price during the option period. The writer of a put, who receives a premium, has the obligation to buy the underlying security, upon exercise, at the exercise price during the option period.

The Funds may write put and call options on securities only if they are covered, and such options must remain covered as long as the Fund is obligated as a writer. A call option is covered if a Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration if the underlying security is held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A put option is covered if a Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian.

The risk associated with purchasing an option is limited to the premium paid, whether or not the option is exercised. In addition, each Fund bears the risk of a change in the market value of the underlying securities should the counterparty to the option contract fail to perform.

Purchased put and call options are accounted for in the same manner as portfolio securities. Investments in option contracts require the Fund to “mark to market” option contracts on a daily basis, in order to reflect the change in the market value of the contracts at the close of each day's trading. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of purchased put options are decreased by the premiums paid.

When a Fund writes an option, the premium received by such Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund’s selling or buying a security or currency at a price different from the current market value. The details of each Fund’s open options contracts at April 30, 2010 (where applicable) are contained at the end of that Fund’s Schedule of Portfolio Investments.

American Independence Funds

10.	Forward Foreign Exchange Contracts

The International Bond Fund may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings with counterparties which the Fund's Adviser has deemed creditworthy.  A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.  These contracts are valued daily, and the Portfolio's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rate at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities and in the Statement of Operations as unrealized gains and losses.  Realized gain or loss arising from the difference between the value of the contract at the time it was opened and the time it was closed is included in the net realized gains or losses on foreign currency-related transactions in the Statement of Operations.  The Fund's custodian will place and maintain cash not available for investment, U.S. government securities, or other appropriate liquid, unencumbered securities in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under certain open forward foreign exchange contracts (See Note 11).  Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

The Fund may enter into foreign currency transactions on the spot markets (foreign currency transactions that settle in two days) in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts.

The details of the Fund's outstanding forward foreign exchange contracts at April 30, 2010 are contained at the end of the Schedule of Portfolio Investments.

11.	Investments in Derivatives

The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

The following table sets forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of April 30, 2010. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
Stock Fund	Equity	Unrealized gain on options	$ -	Unrealized loss on options	$(138,000)
Short -Term Bond	Interest rate	Unrealized gain on futures(a)	49,829	Unrealized loss on futures(a)	-
Intermediate Bond	Interest rate	Unrealized gain on futures(a)	103,224	Unrealized loss on options /futures(a)	(18,600)
International Bond	Interest rate/ Foreign currency	Unrealized loss on foreign currency/ futures(a)	135,840	Unrealized loss on foreign currency/ futures(a)	(134,608)
U.S. Inflation- Indexed	Interest rate	Unrealized gain on futures(a)	132,735	Unrealized loss on futures(a)	(218,076)

(a)
Includes cumulative appreciation (depreciation) of futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

American Independence Funds

11.	Investments in Derivatives (Continued):

The following table sets forth by certain risk types the Funds’ gains (losses) related to derivative activities and their indicative volumes for the six months ended April 30, 2010. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Average Number of Contracts(a)
Stock Fund	Equity	Net realized gain (loss) from option transactions/Net change in unrealized gain(loss) on options	$46,497	$(138,000)	2,250
Short -Term Bond	Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	155,707	(34,292)	69
Intermediate Bond	Interest rate	Net realized gain (loss) from options/futures transactions/Net change in unrealized gain (loss) on options/futures	52,880	104,172	67
International Bond	Interest rate/ Foreign currency	Net realized gain (loss) from foreign currency /futures transactions/Net change in unrealized gain (loss) on foreign currency /futures	54,144	(25,073)	141
U.S. Inflation Indexed	Interest rate	Net realized gain (loss) from futures transactions/Net change in unrealized gain (loss) on futures	84,630	(116,267)	93

       (a) Average number of contracts is based on the average of quarter end balances for the six months ended April 30, 2010.

12. Segregation of Assets

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940.  Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts.  Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis.  The Fund will not enter into transactions deemed to create leverage in excess of the Fund's ability to segregate up to 100% of its settled liquid assets.

13. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.

14. Results of Special Meeting of Shareholders

A special meeting of the shareholders of the International Equity Fund (the “Meeting”) was held on November 13, 2009 for the purpose of approving a new investment sub-advisory agreement between American Independence Financial Services, LLC and Security Global Investors, LLC on behalf of the Fund. Information regarding the details of the results of the shareholder votes is set forth below. The requisite number of shares was represented and proposal approved.

For	Against	Abstain	Broker Non-Votes

8,753,405.648	None	None	None

American Independence Funds

Additional Information (Unaudited)
Portfolio Summaries. The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2010:

Stock Fund
% of Net
Portfolio Diversification	Assets
Consumer Discretionary	16.1%
Health Care	15.4
Consumer Staples	13.8
Industrials	12.6
Information Technology	11.7
Financials	9.6
Energy	6.1
Materials	2.0
Money Market	2.0
Utilities	1.9
Telecommunication Services	0.8
Options Purchased	0.3
Total Investments	92.3%
Assets in Excess of Other Liabilities	7.7
Net Assets	100.0%

Short-Term Bond Fund
% of Net
Portfolio Diversification	Assets
U.S. Government and Agency Securities	62.1%
Corporate Bonds	14.1
Collateralized Mortgage Obligations	12.6
Asset Backed Securities	8.1
Taxable Municipal Bonds	1.5
Money Market	1.1
Financial Futures Contracts	0.0 †
Total Investments	99.5%
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

International Equity Fund
% of Net
Portfolio Diversification	Assets
Financials	20.5%
Consumer, Non-cyclical	17.3
Consumer, Cyclical	16.7
Industrials	10.0
Information Technology	9.4
Materials	7.1
Energy	5.8
Utilities	3.8
Technology	3.6
Telecommunication Services	2.8
Health Care	0.9
Money Markets	0.7
Total Investments	98.6%
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

Intermediate Bond Fund
% of Net
Portfolio Diversification	Assets
U.S. Government and Agency Securities	42.8%
Corporate Bonds	35.9
Commercial Mortgage-Backed Securities	8.0
Collateralized Mortgage Obligations	7.6
Asset Backed Securities	1.8
Sovereign Bonds	1.2
Money Market	0.8
Medium-Term/Senior Note	0.7
Mortgage Derivatives - IO STRIPS	0.6
Financial Futures Contracts	0.3
Purchased Options	0.1
Written Options	(0.1)
Total Investments	99.7%
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

†	Amount rounds to less than 0.05%.

American Independence Funds

Additional Information (Unaudited) (Continued)
Portfolio Summaries (continued)

Kansas Tax-Exempt Bond Fund
% of Net
Portfolio Diversification	Assets
Miscellaneous	32.9%
General Obligation	25.4
Refunded Bonds	13.8
Utilities	9.8
Hospitals	9.6
Transportation	4.2
Money Market	2.3
Housing	1.4
Industrial Development Revenue	0.8
Pollution Control	0.8
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

U.S. Inflation-Indexed Fund
% of Net
Portfolio Diversification	Assets
U.S. Treasury Inflation-Indexed Securities	94.3%
U.S. Treasury Obligation	4.2
Money Market	0.2
Financial Futures Contracts	(0.1)
Total Investments	98.6%
Assets in Excess of Other Liabilities	1.4
Net Assets	100.0%

International Bond Fund
% of Net
Portfolio Diversification	Assets
Sovereign	33.3%
Corporate Obligations	24.0
Money Market	14.5
Agency/Government Guaranteed	10.2
U.S. Government and Agency Securities	8.4
Commercial Mortgage-Backed Securities	7.1
Asset Backed Securities	3.1
Financial Futures Contracts	0.2
Forward Foreign Exchange Contracts	(0.2)
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Fusion Fund
% of Net
Portfolio Diversification	Assets
Money Markets	66.2%
Information Technology	10.4
Consumer Discretionary	10.0
Mutual Fund	9.0
Financials	7.2
Industrials	6.8
Energy	5.3
Health Care	4.2
Consumer Staples	4.1
Materials	3.6
Utilities	2.1
Telecommunication Services	1.1
130.0%
Securities Sold Short:
Consumer Discretionary	(4.3)%
Information Technology	(4.2)
Consumer Staples	(4.1)
Health Care	(3.7)
Industrials	(3.6)
Financials	(3.1)
Energy	(3.0)
Utilities	(1.6)
Materials	(1.4)
Telecommunication Services	(0.3)
(29.3)%
Total Investments	100.7%
Liabilities in Excess of Other Assets	(0.7)
Net Assets	100.0%

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on November 1, 2009 at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Based on Actual Return (for the six months ended April 30, 2010)

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid		Expense Ratio
		Account Value	Account Value	During Period*		During Period**+
		11/01/09	04/30/10	11/01/09-4/30/10		11/01/09-4/30/10
Stock Fund	Institutional Class Shares	$1,000.00	$1,155.20	$5.42		1.01%
	Class A Shares	$1,000.00	$1,153.30	$7.58		1.42%
	Class C Shares	$1,000.00	$1,150.10	$10.94		2.05%
International Equity Fund	Institutional Class Shares	$1,000.00	$992.10	$5.49		1.11%
	Class A Shares	$1,000.00	$988.00	$7.96		1.62%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$1,025.00	$2.27		0.45%
	Class A Shares	$1,000.00	$1,025.00	$3.52		0.70%
	Class C Shares	$1,000.00	$1,021.60	$7.28		1.45%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$1,025.90	$3.11		0.62%
	Class A Shares	$1,000.00	$1,025.10	$4.61		0.92%
Kansas Tax-Exempt Bond Fund	Institutional Class Shares	$1,000.00	$1,023.70	$2.01		0.40%
	Class A Shares	$1,000.00	$1,023.10	$4.02		0.80%
	Class C Shares	$1,000.00	$1,019.80	$7.03		1.40%
International Bond Fund	Institutional Class Shares	$1,000.00	$958.70	$4.32		0.89%
U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,033.10	$1.63		0.32%
	Class A Shares	$1,000.00	$1,031.20	$2.88		0.57%
Fusion Fund	Institutional Class Shares	$1,000.00	$986.00	$6.68	(1)	1.90%

*   Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

+ Does not include expenses of the investment companies in which the Fund invests.

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 129, the number of days in the period from December 22, 2009 (commencement of operations) through April 30, 2010, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

American Independence Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid		Expense Ratio
		Account Value	Account Value	During Period*		During Period**+
		11/01/09	04/30/10	11/01/09-4/30/10		11/01/09-4/30/10
Stock Fund	Institutional Class Shares	$1,000.00	$1,019.76	$5.08		1.01%
	Class A Shares	$1,000.00	$1,017.75	$7.10		1.42%
	Class C Shares	$1,000.00	$1,014.61	$10.25		2.05%
International Equity Fund	Institutional Class Shares	$1,000.00	$1,019.28	$5.56		1.11%
	Class A Shares	$1,000.00	$1,016.78	$8.08		1.62%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$1,022.55	$2.27		0.45%
	Class A Shares	$1,000.00	$1,021.31	$3.52		0.70%
	Class C Shares	$1,000.00	$1,017.59	$7.26		1.45%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$1,021.72	$3.10		0.62%
	Class A Shares	$1,000.00	$1,020.24	$4.60		0.92%
Kansas Tax-Exempt Bond Fund	Institutional Class Shares	$1,000.00	$1,022.80	$2.01		0.40%
	Class A Shares	$1,000.00	$1,020.82	$4.01		0.80%
	Class C Shares	$1,000.00	$1,017.83	$7.02		1.40%
International Bond Fund	Institutional Class Shares	$1,000.00	$1,020.38	$4.46		0.89%
U.S. Inflation-Indexed Fund	Institutional Class Shares	$1,000.00	$1,023.19	$1.62		0.32%
	Class A Shares	$1,000.00	$1,021.95	$2.87		0.57%
Fusion Fund	Institutional Class Shares	$1,000.00	$1,010.94	$6.77	(1)	1.90%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized

+ Does not include expenses of the investment companies in which the Fund invests.

(1) Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 129, the number of days in the period from December 22, 2009 (commencement of operations) through April 30, 2010, divided by 365, to reflect the period. Had the class been available for the full period, the expenses paid during the period would have been higher.

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American Independence Funds

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodians:
INTRUST Bank NA
105 North Main Street
Wichita, KS 67202

BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied by a current prospectus.

AIF SAR 043010

April 30, 2010
(Unaudited)

2010 2020 2030 2040	NestEgg Funds	Semi-Annual Report

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus. American Independence
Funds Trust is distributed by Foreside Distribution Services, L.P.

Table of Contents
 Contents
NestEgg Funds
Semi-Annual Report (Unaudited) ─ April 30, 2010

NestEgg 2010 Fund
Condensed Schedule of Portfolio Investments	1
NestEgg 2020 Fund
Condensed Schedule of Portfolio Investments	4
NestEgg 2030 Fund
Condensed Schedule of Portfolio Investments	7
NestEgg 2040 Fund.
Condensed Schedule of Portfolio Investments	10

Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	19

Additional Information
Portfolio Summaries	27
Table of Shareholder Expenses	28

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

The complete Schedules of Portfolio Investments are available (i) without charge, upon request, by calling toll-free 1-866-410-2006; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

[This page intentionally left blank.]

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks — 21.6%
Consumer Discretionary — 1.7%
Ford Motor Co. (a)	1,600	20,832
Nissan Motor Co. Ltd. (a)	2,600	22,779
Sony Corp.	700	24,368
Other Consumer Discretionary**	10,834	251,221
		319,200
Consumer Staples — 2.1%
Coca-Cola Co. (The)	500	26,725
PepsiCo, Inc.	400	26,088
Procter & Gamble Co. (The)	700	43,512
SABMiller PLC	836	26,286
Unilever PLC	738	22,290
Wal-Mart Stores, Inc.	500	26,825
Other Consumer Staples**	8,663	203,570
		375,296
Energy — 3.2%
BP PLC	5,554	48,905
Chevron Corp.	500	40,720
ENI SpA	1,036	23,256
Exxon Mobil Corp.	1,100	74,635
Petroleo Brasileiro SA- ADR	1,400	55,810
Royal Dutch Shell PLC, Class B	1,211	36,595
Statoil ASA	900	21,833
Other Energy**	7,829	278,806
		580,560
Financials — 3.5%
Allianz SE (a)	223	25,689
Banco Bilbao Vizcaya Argentaria SA	1,830	24,227
Bank of America Corp.	2,300	41,009
DBS Group Holdings Ltd.	2,000	22,331
JPMorgan Chase & Co.	900	38,322
United Overseas Bank Ltd.	2,000	29,658
Wells Fargo & Co.	1,200	39,732
Other Financials**	18,964	426,171
		647,139
Health Care — 2.3%
AstraZeneca PLC	601	26,566
GlaxoSmithKline PLC	1,810	33,537
Johnson & Johnson	600	38,580
Merck & Co., Inc.	700	24,528
Novartis AG	853	43,635
Pfizer, Inc.	1,900	31,768
Sanofi-Aventis SA (a)	411	28,270
Teva Pharmaceutical Industries Ltd.- ADR	462	27,133
Other Health Care**	4,286	157,891
		411,908
Industrials — 1.8%
General Electric Co.	2,500	47,150
Koninklijke Philips Electronics NV	843	28,543
Schneider Electric SA	204	23,340
Other Industrials**	18,199	229,025
		328,058
Information Technology — 3.6%
Apple, Inc. (a)	200	52,224
Cisco Systems, Inc. (a)	1,300	34,996
Google, Inc., Class A (a)	100	52,544
Hewlett-Packard Co.	700	36,379
Intel Corp.	1,300	29,679
International Business Machines Corp.	400	51,600
Microsoft Corp.	2,100	64,134
Murata Manufacturing Co., Ltd.	400	23,846

See Notes to Financial Statments

1

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Oracle Corp.	900	23,256
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	2,317	24,537
Other Information Technology**	12,869	265,788
		658,983
Materials — 1.6%
BASF SE	459	26,878
POSCO- ADR	200	22,432
Teck Resources Ltd., Class B (a)	531	20,868
Vale SA- ADR	700	21,441
Other Materials**	5,745	207,727
		299,346
Telecommunication Services — 1.2%
AT&T, Inc.	1,400	36,484
Other Telecommunication Services**	15,063	184,316
		220,800
Utilities — 0.6%
Other Utilities**	9,421	117,976
		117,976

Total Common Stocks (Cost $3,407,480)		3,959,266

Investment Companies — 3.2%
iShares Russell 2000 Index Fund	3,500	250,530
iShares S&P MidCap 400 Index Fund	2,800	230,020
iShares S&P SmallCap 600 Index Fund	1,700	106,947

Total Investment Companies (Cost $406,665)		587,497

Preferred Stocks — 0.4%
Consumer Staples — 0.1%
Other Consumer Staples**	100	9,780

Financials — 0.1%
Itau Unibanco Holding SA- ADR	1,072	23,241

Materials — 0.2%
Vale SA- ADR	1,100	29,601
Other Materials**	400	6,560
		36,161
Telecommunication Services — 0.0%(b)
Other Telecommunication Services**	100	1,486

Utilities — 0.0%(b)
Other Utilities**	165	2,665

Total Preferred Stocks (Cost $33,338)		73,333

U.S. Treasury Obligations — 56.0%
U.S. Treasury Bond — 5.0%
8.00%, 11/15/21	407,000	562,678
6.50%, 11/15/26	281,000	356,343
		919,021
U.S. Treasury Note — 51.0%
4.88%, 04/30/11	1,673,000	1,745,933
1.38%, 02/15/12	1,546,000	1,560,072
4.38%, 08/15/12	772,000	830,020
4.25%, 08/15/13	1,596,000	1,731,535
4.75%, 05/15/14	1,197,000	1,327,174
4.63%, 11/15/16	1,147,000	1,262,776

See Notes to Financial Statments

2

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

4.75%, 08/15/17	824,000	911,035
		9,368,545

Total U.S. Treasury Obligations (Cost $10,344,126)		10,287,566

Money Markets — 18.6%
Dreyfus Cash Management	36,655	36,655
Dreyfus Cash Management Plus	36,655	36,655
Federated Government Obligations Fund, Class I	3,347,398	3,347,397

Total Money Markets (Cost $3,420,707)		3,420,707

Total Investments
(Cost $17,612,316)(c) — 99.8%		$18,328,369

Other assets in excess of liabilities — 0.2%		31,233

NET ASSETS — 100.0%		$18,359,602

(a)	Non-income producing security.
**	Represents the aggreggate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(b)	Amount rounds to less than 0.05%
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$3,959,266	$–	$–	$3,959,266
Investment Companies	587,497	–	–	587,497
Preferred Stocks	73,333	–	–	73,333
Short-Term Investments	3,420,707	–	–	3,420,707
U.S. Treasury Obligations	–	10,287,566	–	10,287,566
Total Investments	$8,040,803	$10,287,566	$–	$18,328,369

See Notes to Financial Statments

3

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks — 34.5%
Consumer Discretionary — 3.1%
Ford Motor Co. (a)	5,000	65,100
Sony Corp.	1,700	59,179
Other Consumer Discretionary**	51,607	1,009,581
		1,133,860
Consumer Staples — 3.2%
Coca-Cola Co. (The)	1,700	90,865
PepsiCo, Inc.	1,200	78,264
Philip Morris International, Inc.	1,400	68,712
Procter & Gamble Co. (The)	2,200	136,752
SABMiller PLC	1,971	61,973
Walgreen Co.	1,600	56,240
Wal-Mart Stores, Inc.	1,600	85,840
Other Consumer Staples**	23,401	574,530
		1,153,176
Energy — 4.6%
BP PLC	13,087	115,237
Chevron Corp.	1,500	122,160
ENI SpA	2,675	60,049
Exxon Mobil Corp.	3,500	237,475
Nabors Industries Ltd. (a)	3,100	66,867
Petroleo Brasileiro SA- ADR	4,100	163,187
Royal Dutch Shell PLC, Class B	2,855	86,274
Other Energy**	21,586	807,691
		1,658,940
Financials — 6.0%
Allianz SE (a)	527	60,709
Bank of America Corp.	7,400	131,942
JPMorgan Chase & Co.	2,900	123,482
United Overseas Bank Ltd.	4,000	59,315
Wells Fargo & Co.	3,800	125,818
Other Financials**	94,030	1,681,778
		2,183,044
Health Care — 3.3%
Abbott Laboratories	1,100	56,276
AstraZeneca PLC	1,421	62,812
GlaxoSmithKline PLC	4,265	79,026
Johnson & Johnson	2,000	128,600
Merck & Co., Inc.	2,300	80,592
Novartis AG	2,015	103,076
Pfizer, Inc.	6,000	100,320
Sanofi-Aventis SA (a)	971	66,788
Teva Pharmaceutical Industries Ltd.- ADR	1,416	83,162
Other Health Care**	13,151	446,171
		1,206,823
Industrials — 3.1%
General Electric Co.	7,900	148,994
Honeywell International, Inc.	1,300	61,711
Koninklijke Philips Electronics NV	1,985	67,210
Other Industrials**	60,502	840,993
		1,118,908
Information Technology — 5.9%
Apple, Inc. (a)	700	182,784
Cisco Systems, Inc. (a)	4,300	115,756
Google, Inc., Class A (a)	200	105,088
Hewlett-Packard Co.	2,400	124,728
Intel Corp.	4,100	93,603
International Business Machines Corp.	1,200	154,800
Microsoft Corp.	6,800	207,672
Oracle Corp.	2,900	74,936
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	7,041	74,564
Texas Instruments, Inc.	2,200	57,222

See Notes to Financial Statments

4

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Other Information Technology**	50,252	933,178
		2,124,331
Materials — 2.4%
BASF SE	1,129	66,111
Vale SA- ADR	2,100	64,323
Other Materials**	24,924	744,938
		875,372
Telecommunication Services — 1.9%
America Movil SAB de CV, Series L- ADR	1,300	66,924
AT&T, Inc.	4,400	114,664
China Mobile Ltd.- ADR	1,300	63,570
Verizon Communications, Inc.	2,100	60,669
Other Telecommunication Services**	36,830	374,979
		680,806
Utilities — 1.0%
Other Utilities**	31,077	351,777

Total Common Stocks (Cost $11,023,728)		12,487,037

Investment Companies — 5.7%
iShares Russell 2000 Index Fund	12,200	873,276
iShares S&P MidCap 400 Index Fund	10,000	821,500
iShares S&P SmallCap 600 Index Fund	5,900	371,169

Total Investment Companies (Cost $1,364,757)		2,065,945

Preferred Stocks — 0.6%
Consumer Staples — 0.1%
Other Consumer Staples**	200	19,560

Financials — 0.2%
Itau Unibanco Holding SA- ADR	3,115	67,533

Materials — 0.3%
Vale SA- ADR	3,200	86,112
Other Materials**	1,100	18,040
		104,152
Telecommunication Services — 0.0%(b)
Other Telecommunication Services**	300	4,458

Utilities — 0.0%(b)
Other Utilities**	578	9,327

Total Preferred Stocks (Cost $98,663)		205,030

U.S. Treasury Obligations — 45.2%
U.S. Treasury Bond — 4.0%
8.00%, 11/15/21	647,000	894,477
6.50%, 11/15/26	446,000	565,584
		1,460,061
U.S. Treasury Note — 41.2%
4.88%, 04/30/11	2,661,000	2,777,004
1.38%, 02/15/12	2,458,000	2,480,373
4.38%, 08/15/12	1,228,000	1,320,291
4.25%, 08/15/13	2,538,000	2,753,532
4.75%, 05/15/14	1,904,000	2,111,060
4.63%, 11/15/16	1,825,000	2,009,212
4.75%, 08/15/17	1,311,000	1,449,474
		14,900,946

Total U.S. Treasury Obligations (Cost $16,276,804)		16,361,007

See Notes to Financial Statments

5

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Money Markets — 13.7%
Dreyfus Cash Management	116,869	116,869
Dreyfus Cash Management Plus	116,869	116,869
Federated Government Obligations Fund, Class I	4,729,443	4,729,443

Total Money Markets (Cost $4,963,181)		4,963,181

Total Investments
(Cost $33,727,133)(c) — 99.7%		$36,082,200

Other assets in excess of liabilities — 0.3%		91,330

NET ASSETS — 100.0%		$36,173,530

(a)	Non-income producing security.
**	Represents the aggreggate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(b)	Amount rounds to less than 0.05%
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$12,487,037	$–	$–	$12,487,037
Investment Companies	2,065,945	–	–	2,065,945
Preferred Stocks	205,030	–	–	205,030
Short-Term Investments	4,963,181	–	–	4,963,181
U.S. Treasury Obligations	–	16,361,007	–	16,361,007
Total Investments	$19,721,193	$16,361,007	$–	$36,082,200

See Notes to Financial Statments

6

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks — 51.4%
Consumer Discretionary — 5.0%
Ford Motor Co. (a)	5,600	72,912
Toyota Motor Corp.	1,900	74,131
Other Consumer Discretionary**	81,761	1,315,788
		1,462,831
Consumer Staples — 4.7%
Coca-Cola Co. (The)	1,900	101,555
PepsiCo, Inc.	1,300	84,786
Philip Morris International, Inc.	1,600	78,528
Procter & Gamble Co. (The)	2,400	149,184
SABMiller PLC	2,083	65,495
Walgreen Co.	1,800	63,270
Wal-Mart Stores, Inc.	1,800	96,570
Other Consumer Staples**	28,074	732,658
		1,372,046
Energy — 6.4%
BP PLC	13,837	121,841
Chevron Corp.	1,700	138,448
ENI SpA	2,828	63,484
Exxon Mobil Corp.	3,900	264,615
Nabors Industries Ltd. (a)	3,400	73,338
Petroleo Brasileiro SA- ADR	4,700	187,298
Royal Dutch Shell PLC, Class B	3,018	91,199
Smith International, Inc.	1,300	62,088
Other Energy**	23,106	862,360
		1,864,671
Financials — 9.5%
Allianz SE (a)	555	63,934
Bank of America Corp.	8,300	147,989
JPMorgan Chase & Co.	3,300	140,514
MS&AD Insurance Group Holdings, Inc.	2,830	81,615
Wells Fargo & Co.	4,300	142,373
Other Financials**	143,703	2,171,133
		2,747,558
Health Care — 4.6%
Abbott Laboratories	1,300	66,508
AstraZeneca PLC	1,497	66,172
GlaxoSmithKline PLC	4,509	83,547
Johnson & Johnson	2,300	147,890
Merck & Co., Inc.	2,500	87,600
Novartis AG	2,123	108,601
Pfizer, Inc.	6,700	112,024
Sanofi-Aventis SA (a)	1,023	70,365
Teva Pharmaceutical Industries Ltd.- ADR	1,515	88,976
Other Health Care**	14,415	502,925
		1,334,608
Industrials — 4.7%
General Electric Co.	8,900	167,854
Honeywell International, Inc.	1,500	71,205
Koninklijke Philips Electronics NV	2,099	71,070
Other Industrials**	71,896	1,057,040
		1,367,169
Information Technology — 8.6%
Apple, Inc. (a)	700	182,784
Cisco Systems, Inc. (a)	4,800	129,216
Google, Inc., Class A (a)	200	105,088
Hewlett-Packard Co.	2,600	135,122
Intel Corp.	4,600	105,018
International Business Machines Corp.	1,400	180,600
Microsoft Corp.	7,600	232,104
Oracle Corp.	3,300	85,272
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	7,838	83,004

See Notes to Financial Statments

7

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Texas Instruments, Inc.	2,400	62,424
Other Information Technology**	69,957	1,191,695
		2,492,327
Materials — 3.7%
BASF SE	1,227	71,850
Vale SA- ADR	2,300	70,449
Other Materials**	65,121	919,456
		1,061,755
Telecommunication Services — 2.8%
America Movil SAB de CV, Series L- ADR	1,400	72,072
AT&T, Inc.	4,900	127,694
China Mobile Ltd.- ADR	1,400	68,460
Verizon Communications, Inc.	2,400	69,336
Other Telecommunication Services**	44,499	467,160
		804,722
Utilities — 1.4%
Other Utilities**	40,409	414,473
		414,473

Total Common Stocks (Cost $13,299,183)		14,922,160

Investment Companies — 7.9%
iShares Russell 2000 Index Fund	13,500	966,330
iShares S&P MidCap 400 Index Fund	11,300	928,295
iShares S&P SmallCap 600 Index Fund	6,600	415,206

Total Investment Companies (Cost $1,596,098)		2,309,831

Preferred Stocks — 0.8%
Consumer Staples — 0.1%
Other Consumer Staples**	200	19,560

Financials — 0.3%
Itau Unibanco Holding SA- ADR	3,525	76,422

Materials — 0.4%
Vale SA- ADR	3,600	96,876
Other Materials**	1,200	19,680
		116,556
Telecommunication Services — 0.0%(b)
Other Telecommunication Services**	500	7,430

Utilities — 0.0%(b)
Other Utilities**	688	11,103

Total Preferred Stocks (Cost $119,450)		231,071

U.S. Treasury Obligations — 30.0%
U.S. Treasury Bond — 2.7%
8.00%, 11/15/21	345,000	476,962
6.50%, 11/15/26	238,000	301,814
		778,776
U.S. Treasury Note — 27.3%
4.88%, 04/30/11	1,418,000	1,479,816
1.38%, 02/15/12	1,310,000	1,321,924
4.38%, 08/15/12	654,000	703,152
4.25%, 08/15/13	1,352,000	1,466,815
4.75%, 05/15/14	1,015,000	1,125,381
4.63%, 11/15/16	972,000	1,070,112

See Notes to Financial Statments

8

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

4.75%, 08/15/17	699,000	772,832
		7,940,032

Total U.S. Treasury Obligations (Cost $8,682,483)		8,718,808

Money Markets — 9.7%
Dreyfus Cash Management	214,496	214,496
Dreyfus Cash Management Plus	215,759	215,759
Federated Government Obligations Fund, Class I	2,385,666	2,385,666

Total Money Markets (Cost $2,815,921)		2,815,921

Total Investments
(Cost $26,513,135)(c) — 99.8%		$28,997,791

Other assets in excess of liabilities — 0.2%		52,397

NET ASSETS — 100.0%		$29,050,188
(a)	Non-income producing security.
**	Represents the aggreggate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(b)	Amount rounds to less than 0.05%
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$14,922,160	$–	$–	$14,922,160
Investment Companies	2,309,831	–	–	2,309,831
Preferred Stocks	231,071	–	–	231,071
Short-Term Investments	2,815,921	–	–	2,815,921
U.S. Treasury Obligations	–	8,718,808	–	8,718,808
Total Investments	$20,278,983	$8,718,808	$–	$28,997,791

See Notes to Financial Statments

9

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Common Stocks — 61.4%
Consumer Discretionary — 6.1%
Ford Motor Co. (a)	8,600	111,972
Toyota Motor Corp.	2,900	113,147
Other Consumer Discretionary**	124,822	1,981,178
		2,206,297
Consumer Staples — 5.6%
Coca-Cola Co. (The)	2,900	155,005
PepsiCo, Inc.	2,000	130,440
Philip Morris International, Inc.	2,400	117,792
Procter & Gamble Co. (The)	3,700	229,992
Walgreen Co.	2,700	94,905
Wal-Mart Stores, Inc.	2,700	144,855
Other Consumer Staples**	41,969	1,130,466
		2,003,455
Energy — 7.7%
BP PLC	18,506	162,953
Chevron Corp.	2,500	203,600
Exxon Mobil Corp.	6,000	407,100
Nabors Industries Ltd. (a)	5,300	114,321
Petroleo Brasileiro SA- ADR	7,000	278,601
Royal Dutch Shell PLC, Class B	4,037	121,992
Smith International, Inc.	1,900	90,744
Other Energy**	37,228	1,379,204
		2,758,515
Financials — 11.3%
Bank of America Corp.	12,500	222,875
JPMorgan Chase & Co.	5,000	212,900
MS&AD Insurance Group Holdings, Inc.	4,200	121,124
National Australia Bank Ltd.	3,489	90,394
Wells Fargo & Co.	6,400	211,904
Other Financials**	207,021	3,215,994
		4,075,191
Health Care — 5.5%
Abbott Laboratories	2,000	102,320
GlaxoSmithKline PLC	6,031	111,748
Johnson & Johnson	3,500	225,050
Merck & Co., Inc.	3,900	136,656
Novartis AG	2,873	146,967
Pfizer, Inc.	10,200	170,544
Sanofi-Aventis SA (a)	1,385	95,264
Teva Pharmaceutical Industries Ltd.- ADR	2,336	137,193
Other Health Care**	23,113	839,819
		1,965,561
Industrials — 5.6%
General Dynamics Corp.	1,200	91,632
General Electric Co.	13,400	252,724
Honeywell International, Inc.	2,300	109,181
Koninklijke Philips Electronics NV	2,808	95,075
Lockheed Martin Corp.	1,100	93,379
Other Industrials**	98,128	1,380,544
		2,022,535
Information Technology — 10.4%
Apple, Inc. (a)	1,100	287,232
Cisco Systems, Inc. (a)	7,300	196,516
Dell, Inc. (a)	5,800	93,844
Google, Inc., Class A (a)	300	157,632
Hewlett-Packard Co.	4,000	207,880
Intel Corp.	7,000	159,810
International Business Machines Corp.	2,100	270,900
Microsoft Corp.	11,500	351,210
Oracle Corp.	4,900	126,616
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	11,745	124,379

See Notes to Financial Statments

10

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

Texas Instruments, Inc.	3,700	96,237
Other Information Technology**	98,303	1,675,105
		3,747,361
Materials — 4.2%
BASF SE	1,660	97,205
Freeport-McMoRan Copper & Gold, Inc.	1,200	90,636
Vale SA- ADR	3,500	107,205
Other Materials**	90,275	1,235,360
		1,530,406
Telecommunication Services — 3.3%
America Movil SAB de CV, Series L- ADR	2,100	108,108
AT&T, Inc.	7,400	192,844
China Mobile Ltd.- ADR	2,100	102,690
Verizon Communications, Inc.	3,600	104,004
Other Telecommunication Services**	63,452	693,127
		1,200,773
Utilities — 1.7%
Other Utilities**	57,951	610,490
		610,490

Total Common Stocks (Cost $19,765,219)		22,120,584

Investment Companies — 10.1%
iShares Russell 2000 Index Fund	21,300	1,524,654
iShares S&P MidCap 400 Index Fund	17,800	1,462,270
iShares S&P SmallCap 600 Index Fund	10,400	654,264

Total Investment Companies (Cost $2,762,411)		3,641,188

Preferred Stocks — 1.0%
Consumer Staples — 0.1%
Other Consumer Staples**	400	39,120

Financials — 0.3%
Itau Unibanco Holding SA- ADR	5,475	118,698

Materials — 0.5%
Vale SA- ADR	5,500	148,005
Other Materials**	1,700	27,880
		175,885
Telecommunication Services — 0.0%(b)
Other Telecommunication Services**	600	8,916

Utilities — 0.1%
Other Utilities**	1,045	16,877

Total Preferred Stocks (Cost $202,515)		359,496

U.S. Treasury Obligations — 15.9%
U.S. Treasury Bond — 1.4%
8.00%, 11/15/21	226,000	312,445
6.50%, 11/15/26	156,000	197,827
		510,272
U.S. Treasury Note — 14.5%
4.88%, 04/30/11	928,000	968,455
1.38%, 02/15/12	857,000	864,800
4.38%, 08/15/12	428,000	460,167
4.25%, 08/15/13	885,000	960,156
4.75%, 05/15/14	664,000	736,210
4.63%, 11/15/16	636,000	700,197

See Notes to Financial Statments

11

NestEgg Funds	Condensed Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

	Shares or
Security Description	Principal ($)	Value ($)

4.75%, 08/15/17	457,000	505,271
		5,195,256

Total U.S. Treasury Obligations (Cost $5,687,730)		5,705,528

Money Markets — 11.6%
Dreyfus Cash Management	74,794	74,795
Dreyfus Cash Management Plus	74,794	74,794
Federated Government Obligations Fund, Class I	4,045,014	4,045,014

Total Money Markets (Cost $4,194,603)		4,194,603

Total Investments
(Cost $32,612,478)(c) — 100.0%		$36,021,399

Other assets in excess of liabilities — 0.0%(b)		8,403

NET ASSETS — 100.0%		$36,029,802

(a)	Non-income producing security.
**	Represents the aggreggate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(b)	Amount rounds to less than 0.05%
(c)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR	- American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$22,120,584	$–	$–	$22,120,584
Investment Companies	3,641,188	–	–	3,641,188
Preferred Stocks	359,496	–	–	359,496
Short-Term Investments	4,194,603	–	–	4,194,603
U.S. Treasury Obligations	–	5,705,528	–	5,705,528
Total Investments	$30,315,871	$5,705,528	$–	$36,021,399

See Notes to Financial Statments

12

NestEgg Funds

Statements of Assets and Liabilities
April 30, 2010 (Unaudited)

	NestEgg	NestEgg	NestEgg	NestEgg
	2010 Fund	2020 Fund	2030 Fund	2040 Fund
Assets
Investments, at cost	$17,612,316	$33,727,133	$26,513,135	$32,612,478

Investments, at value	$18,328,369	$36,082,200	$28,997,791	$36,021,399
Foreign currency, at value (cost at $8,945; $25,825; $9,758; and $15,631)	8,820	24,831	9,776	15,179
Interest and dividends receivable	116,216	194,286	122,005	104,587
Receivable for capital shares issued	59,867	61,193	68,082	56,302
Reclaims receivable	676	7,222	6,502	8,399
Receivable from Investment Adviser	13,763	14,726	13,633	12,863
Total assets	18,527,711	36,384,458	29,217,789	36,218,729

Liabilities
Payable for capital shares redeemed	29,343	54,177	14,677	29,894
Accrued expenses and other payables:
Administration	3,919	8,950	6,782	8,052
Distribution and Service	198	384	688	494
Trustee	7,955	3,950	2,947	3,630
Other	126,694	143,467	142,507	146,857
Total liabilities	168,109	210,928	167,601	188,927

Net Assets	$18,359,602	$36,173,530	$29,050,188	$36,029,802

Composition of Net Assets
Capital	$17,860,887	$39,470,729	$31,323,059	$37,380,245
Accumulated net investment income (loss)	(12,628)	139,295	113,405	137,573
Accumulated net realized loss from investment transactions	(204,502)	(5,790,118)	(4,870,674)	(4,896,155)
Net unrealized appreciation	715,845	2,353,624	2,484,398	3,408,139
Net Assets	$18,359,602	$36,173,530	$29,050,188	$36,029,802

Net Assets By Share Class:
Institutional Class Shares	$18,066,012	$35,925,324	$28,237,550	$35,421,858
Class A Shares	281,249	211,873	528,427	578,825
Class C Shares	12,341	36,333	284,211	29,119
Net Assets	$18,359,602	$36,173,530	$29,050,188	$36,029,802

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	1,900,030	3,892,488	3,313,348	4,094,035
Class A Shares	29,706	23,026	62,566	67,797
Class C Shares	1,317	3,978	33,975	3,447
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$9.51	$9.23	$8.52	$8.65
Class A Shares	$9.47	$9.20	$8.45	$8.54
Class C Shares	$9.37	$9.13	$8.37	$8.45
Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%	4.75%
Maximum Offering Price (Net Asset Value/100% minus maximum sale charge of net asset value, adjusted to the nearest cent):
Class A Shares	$9.94	$9.66	$8.87	$8.97

See Notes to Financial Statments

13

NestEgg Funds

Statements of Operations
April 30, 2010 (Unaudited)

	NestEgg	NestEgg	NestEgg	NestEgg
	2010 Fund	2020 Fund	2030 Fund	2040 Fund

Investment Income:
Dividend	$51,096	$158,356	$181,862	$266,893
Interest	119,424	206,624	108,640	76,615
Foreign tax withholding	(2,636)	(7,190)	(9,035)	(12,542)
Total Investment Income	167,884	357,790	281,467	330,966

Expenses:
Investment advisory	52,317	103,462	80,629	97,353
Administration	10,900	21,555	16,798	20,282
Distribution - Class A Shares	344	246	619	717
Distribution - Class C Shares	45	132	1,003	104
Service - Class A Shares	344	246	619	717
Service - Class C Shares	14	44	334	34
Accounting	24,984	24,984	24,984	24,984
Audit expenses	11,514	11,589	11,553	11,575
Custodian	8,714	10,651	9,811	10,453
State registration expenses	5,776	6,965	6,811	7,248
Transfer Agent	4,890	5,217	7,639	7,221
Compliance services	3,386	4,011	3,707	3,896
Legal expenses	1,283	2,483	1,887	2,255
Trustee	1,278	2,474	1,882	2,248
Shareholder Report Printing	1,114	1,242	1,257	1,295
Other	5,584	6,399	6,016	6,281
Total expenses before fee reductions	132,487	201,700	175,549	196,663
Expenses reduced by: Adviser	(74,808)	(85,284)	(83,036)	(74,778)
Net Expenses	57,679	116,416	92,513	121,885

Net Investment Income	110,205	241,374	188,954	209,081

Realized and unrealized gains (losses) from investments
and foreign currency transactions:
Net realized gain from investment transactions	222,146	513,592	518,609	1,012,740
Net realized loss from foreign currency transactions	(4,021)	(10,169)	(14,594)	(20,036)
Net change in unrealized appreciation from investments	292,885	1,153,951	1,276,336	1,685,992
Net change in unrealized depreciation from foreign currency translation	(391)	(1,797)	(410)	(1,130)
Net realized and unrealized gains	510,619	1,655,577	1,779,941	2,677,566

Net Increase in Net Assets Resulting from Operations	$620,824	$1,896,951	$1,968,895	$2,886,647

See Notes to Financial Statments

14

NestEgg Funds

Statements of Changes in Net Assets

	NestEgg 2010 Fund		NestEgg 2020 Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
Investment Operations:
Net investment income	$110,205	$220,233	$241,374	$479,923
Net realized gain (loss)	218,125	(264,800)	503,423	(5,811,373)
Net change in unrealized appreciation	292,494	1,429,596	1,152,154	8,468,444
Net increase in net assets resulting from operations	620,824	1,385,029	1,896,951	3,136,994

Distributions:
From net investment income:
Institutional Class Shares	(120,944)	(272,761)	(475,729)	(985,081)
Class A Shares	(1,319)	(4,232)	(1,923)	(4,396)
Class C Shares	(33)	(246)	(146)	(929)
From net realized gains:
Institutional Class Shares	-	-	-	-
Class A Shares	-	-	-	-
Class C Shares	-	-	-	-
Decrease in net assets from distributions	(122,296)	(277,239)	(477,798)	(990,406)
Net increase in net assets from capital
transactions	664,094	8,930,427	2,027,130	2,946,475
Total increase in net assets	1,162,622	10,038,217	3,446,283	5,093,063

Net Assets:
Beginning of period	17,196,980	7,158,763	32,727,247	27,634,184
End of period	$18,359,602	$17,196,980	$36,173,530	$32,727,247
Accumulated net investment income (loss)	$(12,628)	$(537)	$139,295	$375,719

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$2,607,684	$13,990,749	$3,909,954	$6,215,592
Dividends reinvested	116,019	272,739	475,730	985,082
Cost of shares redeemed	(2,051,048)	(5,249,603)	(2,380,601)	(4,267,342)
Institutional Class Shares capital transactions	672,655	9,013,885	2,005,083	2,933,332
Class A Shares
Proceeds from shares issued	11,721	24,176	44,052	32,066
Dividends reinvested	1,248	4,231	1,923	4,395
Cost of shares redeemed	(21,553)	(112,095)	(22,769)	(22,928)
Class A Shares capital transactions	(8,584)	(83,688)	23,206	13,533
Class C Shares
Proceeds from shares issued	-	1,342	1,771	4,304
Dividends reinvested	23	247	145	929
Cost of shares redeemed	0	(1,359)	(3,075)	(5,623)
Class C Shares capital transactions	23	230	(1,159)	(390)
Net increase in net assets from capital
transactions	$664,094	$8,930,427	$2,027,130	$2,946,475

Share Transactions:
Institutional Class Shares
Issued	276,356	1,605,119	430,842	758,955
Reinvested	12,349	31,455	53,048	124,536
Redeemed	(217,819)	(602,729)	(261,437)	(525,565)
Change in Institutional Class Shares	70,886	1,033,845	222,453	357,926
Class A Shares
Issued	1,251	2,922	4,873	3,936
Reinvested	133	493	215	556
Redeemed	(2,285)	(13,221)	(2,511)	(2,876)
Change in Class A Shares	(901)	(9,806)	2,577	1,616
Class C Shares
Issued	-	153	198	535
Reinvested	3	29	16	118
Redeemed	-	(153)	(344)	(701)
Change in Class C Shares	3	29	(130)	(48)
See Notes to Financial Statments

15

NestEgg Funds

Statements of Changes in Net Assets, continued

	NestEgg 2030 Fund		NestEgg 2040 Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2010	October 31,	2010	October 31,
	(Unaudited)	2009	(Unaudited)	2009
Investment Operations:
Net investment income	$188,954	$347,907	$209,081	$380,204
Net realized gain (loss)	504,015	(5,265,658)	992,704	(5,825,073)
Net change in unrealized appreciation	1,275,926	7,681,177	1,684,862	9,403,071
Net increase in net assets resulting from operations	1,968,895	2,763,426	2,886,647	3,958,202

Distributions:
From net investment income:
Institutional Class Shares	(322,585)	(453,680)	(346,084)	(387,466)
Class A Shares	(4,467)	(8,134)	(3,990)	(6,395)
Class C Shares	(1,248)	(3,361)	(140)	(254)
From net realized gains:
Institutional Class Shares	-	-	-	(163,184)
Class A Shares	-	-	-	(4,129)
Class C Shares	-	-	-	(180)
Decrease in net assets from distributions	(328,300)	(465,175)	(350,214)	(561,608)
Net increase in net assets from capital
transactions	3,179,281	3,390,626	4,678,747	6,008,202
Total increase in net assets	4,819,876	5,688,877	7,215,180	9,404,796

Net Assets:
Beginning of period	24,230,312	18,541,435	28,814,622	19,409,826
End of period	$29,050,188	$24,230,312	$36,029,802	$28,814,622
Accumulated net investment income	$113,405	$252,751	$137,573	$278,706

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$5,373,132	$6,225,939	$7,571,759	$10,426,562
Dividends reinvested	322,489	453,680	345,918	550,455
Cost of shares redeemed	(2,561,328)	(3,405,955)	(3,145,919)	(5,040,714)
Institutional Class Shares capital transactions	3,134,293	3,273,664	4,771,758	5,936,303
Class A Shares
Proceeds from shares issued	91,745	159,055	104,301	92,995
Dividends reinvested	4,467	8,134	3,988	10,524
Cost of shares redeemed	(65,719)	(73,322)	(202,141)	(33,760)
Class A Shares capital transactions	30,493	93,867	(93,852)	69,759
Class C Shares
Proceeds from shares issued	13,247	28,503	746	1,710
Dividends reinvested	1,248	3,361	140	435
Cost of shares redeemed	-	(8,769)	(45)	(5)
Class C Shares capital transactions	14,495	23,095	841	2,140
Net increase in net assets from capital
transactions	$3,179,281	$3,390,626	$4,678,747	$6,008,202

Share Transactions:
Institutional Class Shares
Issued	645,886	882,206	902,133	1,521,529
Reinvested	39,232	66,620	41,677	84,039
Redeemed	(308,016)	(486,639)	(374,498)	(720,108)
Change in Institutional Class Shares	377,102	462,187	569,312	885,460
Class A Shares
Issued	11,167	22,759	12,688	14,353
Reinvested	547	1,203	486	1,624
Redeemed	(8,039)	(10,965)	(24,434)	(5,378)
Change in Class A Shares	3,675	12,997	(11,260)	10,599
Class C Shares
Issued	1,630	4,086	92	254
Reinvested	154	500	17	67
Redeemed	-	(1,378)	(6)	(1)
Change in Class C Shares	1,784	3,208	103	320

See Notes to Financial Statments

16

NestEgg Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data								Ratios/Supplemental Data
		Investment Operations			Distributions From

			Net	Increase					Total			Ratio of net
	Net Asset		realized and	(Decrease)					Return	Net Assets	Ratio of	investment	Ratio of
	Value	Net	unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to	income to	expenses to	Portfolio
	Beginning	investment	gains	investment	investment	realized	Total	Value, End	sales	period	average net	average net	average net	turnover
	of Period	income	(losses)	operations	income	gains	Distributions	of Period	charge)*	(000's)	assets(d)**	assets**	assets(a)(d)**	rate(b)*

NestEgg 2010 Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	9.24	0.06	0.28	0.34	(0.07)	-	(0.07)	9.51	3.64%	18,066	0.65%	1.27%	1.51%	61%
For the year ended
10/31/2009	8.56	0.13	0.75	0.88	(0.20)	-	(0.20)	9.24	10.43%	16,903	0.58%	1.43%	2.37%	210%
10/31/2008	10.44	0.38	(1.71)	(1.33)	(0.32)	(0.23)	(0.55)	8.56	(13.33%)	6,804	0.45%	3.90%	2.66%	88%
10/31/2007	10.39	0.34	0.39	0.73	(0.33)	(0.35)	(0.68)	10.44	7.34%	6,270	0.83%	3.34%	2.73%	66%
10/31/2006 (c)	10.33	0.34	0.50	0.84	(0.36)	(0.42)	(0.78)	10.39	8.55%	5,910	0.97%	3.33%	2.32%	191%
10/31/2005	10.51	0.27	0.08	0.35	(0.27)	(0.26)	(0.53)	10.33	3.37%	5,779	1.00%	2.57%	2.47%	33%
Class A Shares
For the six months ended
4/30/2010 (Unaudited)	9.20	0.04	0.27	0.31	(0.04)	-	(0.04)	9.47	3.31%	281	1.15%	0.78%	2.01%	61%
For the year ended
10/31/2009	8.50	0.09	0.73	0.82	(0.12)	-	(0.12)	9.20	10.02%	282	1.10%	0.96%	2.91%	210%
10/31/2008	10.38	0.33	(1.71)	(1.38)	(0.27)	(0.23)	(0.50)	8.50	(13.84%)	344	0.95%	3.44%	3.10%	88%
10/31/2007	10.34	0.29	0.38	0.67	(0.28)	(0.35)	(0.63)	10.38	6.75%	359	1.32%	2.84%	3.24%	66%
10/31/2006 (e)	10.28	0.28	0.50	0.78	(0.30)	(0.42)	(0.72)	10.34	8.00%	314	1.48%	2.82%	2.81%	191%
10/31/2005	10.46	0.21	0.08	0.29	(0.21)	(0.26)	(0.47)	10.28	2.80%	261	1.55%	2.01%	2.97%	33%
Class C Shares
For the six months ended
4/30/2010 (Unaudited)	9.12	0.01	0.26	0.27	(0.02)	-	(0.02)	9.37	3.02%	13	1.65%	0.28%	2.49%	61%
For the year ended
10/31/2009	8.52	0.04	0.75	0.79	(0.19)	-	(0.19)	9.12	9.46%	12	1.61%	0.44%	3.41%	210%
10/31/2008	10.38	0.28	(1.72)	(1.44)	(0.19)	(0.23)	(0.42)	8.52	(14.31%)	11	1.45%	2.94%	3.63%	88%
10/31/2007	10.32	0.24	0.38	0.62	(0.21)	(0.35)	(0.56)	10.38	6.24%	20	1.82%	2.35%	3.78%	66%
10/31/2006 (f)	10.18	0.18	0.18	0.36	(0.22)	-	(0.22)	10.32	3.62%	19	1.95%	2.52%	3.34%	191%

NestEgg 2020 Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	8.86	0.06	0.44	0.50	(0.13)	-	(0.13)	9.23	5.67%	35,925	0.67%	1.40%	1.17%	66%
For the year ended
10/31/2009	8.29	0.13	0.74	0.87	(0.30)	-	(0.30)	8.86	10.91%	32,511	0.63%	1.67%	1.68%	190%
10/31/2008	11.75	0.32	(3.05)	(2.73)	(0.26)	(0.47)	(0.73)	8.29	(24.63%)	27,445	0.55%	3.11%	1.23%	52%
10/31/2007	11.25	0.25	0.91	1.16	(0.25)	(0.41)	(0.66)	11.75	10.77%	34,942	0.85%	2.19%	1.24%	66%
10/31/2006 (c)	10.27	0.26	0.79	1.05	(0.07)	-	(0.07)	11.25	10.28%	31,147	0.97%	2.44%	1.40%	161%
10/31/2005	9.88	0.20	0.38	0.58	(0.19)	-	(0.19)	10.27	5.91%	30,078	0.97%	1.93%	1.75%	35%
Class A Shares
For the six months ended
4/30/2010 (Unaudited)	8.82	0.03	0.44	0.47	(0.09)	-	(0.09)	9.20	5.35%	212	1.17%	0.91%	1.67%	66%
For the year ended
10/31/2009	8.22	0.08	0.75	0.83	(0.23)	-	(0.23)	8.82	10.40%	180	1.14%	1.16%	2.16%	190%
10/31/2008	11.65	0.33	(3.09)	(2.76)	(0.20)	(0.47)	(0.67)	8.22	(24.98%)	155	1.05%	2.52%	1.71%	52%
10/31/2007	11.16	0.18	0.91	1.09	(0.19)	(0.41)	(0.60)	11.65	10.19%	351	1.35%	1.67%	1.74%	66%
10/31/2006 (e)	10.23	0.22	0.77	0.99	(0.06)	-	(0.06)	11.16	9.68%	269	1.48%	1.93%	1.89%	161%
10/31/2005	9.85	0.14	0.39	0.53	(0.15)	-	(0.15)	10.23	5.35%	259	1.53%	1.36%	2.26%	35%
Class C Shares
For the six months ended
4/30/2010 (Unaudited)	8.72	0.02	0.43	0.45	(0.04)	-	(0.04)	9.13	5.15%	37	1.67%	0.41%	2.16%	66%
For the year ended
10/31/2009	8.16	0.05	0.73	0.78	(0.22)	-	(0.22)	8.72	9.86%	36	1.64%	0.68%	2.65%	190%
10/31/2008	11.59	0.23	(3.04)	(2.81)	(0.15)	(0.47)	(0.62)	8.16	(25.47%)	34	1.55%	2.28%	2.22%	52%
10/31/2007	11.13	0.13	0.91	1.04	(0.17)	(0.41)	(0.58)	11.59	9.68%	8	1.85%	1.18%	2.25%	66%
10/31/2006 (f)	10.78	0.10	0.25	0.35	-	-	-	11.13	3.25%	7	1.95%	1.43%	2.22%	161%

See Notes to Financial Statments

17

NestEgg Funds
Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share Data								Ratios/Supplemental Data
		Investment Operations			Distributions From

			Net	Increase					Total			Ratio of net
	Net Asset		realized and	(Decrease)					Return	Net Assets	Ratio of	investment	Ratio of
	Value	Net	unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to	income to	expenses to	Portfolio
	Beginning	investment	gains	investment	investment	realized	Total	Value, End	sales	period	average net	average net	average net	turnover
	of Period	income	(losses)	operations	income	gains	Distributions	of Period	charge)*	(000's)	assets(d)**	assets**	assets(a)(d)**	rate(b)*

NestEgg 2030 Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	8.01	0.06	0.56	0.62	(0.11)	-	(0.11)	8.52	7.76%	28,238	0.67%	1.42%	1.29%	67%
For the year ended
10/31/2009	7.28	0.12	0.79	0.91	(0.18)	-	(0.18)	8.01	12.94%	23,512	0.66%	1.74%	2.15%	187%
10/31/2008	11.42	0.19	(3.54)	(3.35)	(0.16)	(0.63)	(0.79)	7.28	(31.33%)	18,005	0.70%	2.14%	1.44%	29%
10/31/2007	11.46	0.16	1.23	1 .39	(0.15)	(1.28)	(1.43)	11.42	13.33%	22,684	0.90%	1.39%	1.44%	72%
10/31/2006 (c)	10.42	0.18	1.01	1 .19	(0.07)	(0.08)	(0.15)	11.46	11.51%	19,940	0.97%	1.64%	1.57%	165%
10/31/2005	9.82	0.14	0.60	0 .74	(0.14)	-	(0.14)	10.42	7.59%	17,778	1.00%	1.45%	1.90%	43%
Class A Shares
For the six months ended
4/30/2010 (Unaudited)	7.92	0.04	0.56	0.60	(0.07)	-	(0.07)	8.45	7.64%	528	1.17%	0.93%	1.79%	67%
For the year ended
10/31/2009	7.19	0.06	0.81	0.87	(0.14)	-	(0.14)	7.92	12.41%	467	1.15%	1.26%	2.64%	187%
10/31/2008	11.30	0.16	(3.54)	(3.38)	(0.10)	(0.63)	(0.73)	7.19	(31.76%)	330	1.20%	1.64%	1.91%	29%
10/31/2007	11.35	0.09	1.24	1 .33	(0.10)	(1.28)	(1.38)	11.30	12.83%	524	1.38%	0.88%	1.95%	72%
10/31/2006 (e)	10.36	0.12	1.00	1 .12	(0.05)	(0.08)	(0.13)	11.35	10.95%	386	1.48%	1.10%	2.05%	165%
10/31/2005	9.78	0.09	0.59	0 .68	(0.10)	-	(0.10)	10.36	6.96%	252	1.55%	0.86%	2.42%	43%
Class C Shares
For the six months ended
4/30/2010 (Unaudited)	7.83	0.02	0.56	0.58	(0.04)	-	(0.04)	8.37	7.40%	284	1.67%	0.43%	2.29%	67%
For the year ended
10/31/2009	7.12	0.05	0.77	0.82	(0.11)	-	(0.11)	7.83	11.83%	252	1.66%	0.75%	3.15%	187%
10/31/2008	11.23	0.13	(3.54)	(3.41)	(0.07)	(0.63)	(0.70)	7.12	(32.16%)	206	1.70%	1.23%	2.41%	29%
10/31/2007	11.31	0.04	1.22	1.26	(0.06)	(1.28)	(1.34)	11.23	12.14%	10	1.87%	0.37%	2.45%	72%
10/31/2006 (f)	11.00	0.03	0.28	0.31	-	-	-	11.31	2.82%	7	1.95%	0.42%	2.40%	165%

NestEgg 2040 Fund

Institutional Class Shares
For the six months ended
4/30/2010 (Unaudited)	7.99	0.05	0.71	0.76	(0.10)	-	(0.10)	8.65	9.51%	35,422	0.74%	1.30%	1.20%	69%
For the year ended
10/31/2009	7.16	0.11	0.92	1.03	(0.14)	(0.06)	(0.20)	7.99	14.99%	28,166	0.74%	1.67%	1.99%	190%
10/31/2008	11.83	0.16	(3.98)	(3.82)	(0.12)	(0.73)	(0.85)	7.16	(34.50%)	18,907	0.75%	1.70%	1.41%	21%
10/31/2007	11.74	0.12	1.44	1.56	(0.10)	(1.37)	(1.47)	11.83	14.69%	23,388	0.90%	1.01%	1.40%	70%
10/31/2006 (c)	10.45	0.13	1.22	1.35	(0.06)	-	(0.06)	11.74	12.97%	21,426	0.97%	1.23%	1.54%	164%
10/31/2005	9.67	0.10	0.80	0.90	(0.12)	-	(0.12)	10.45	9.29%	18,156	1.00%	0.98%	1.90%	48%
Class A Shares
For the six months ended
4/30/2010 (Unaudited)	7.87	0.04	0.69	0.73	(0.06)	-	(0.06)	8.54	9.27%	579	1.24%	0.81%	1.70%	69%
For the year ended
10/31/2009	7.04	0.08	0.90	0.98	(0.09)	(0.06)	(0.15)	7.87	14.39%	622	1.24%	1.20%	2.49%	190%
10/31/2008	11.63	0.12	(3.91)	(3.79)	(0.07)	(0.73)	(0.80)	7.04	(34.76%)	482	1.25%	1.21%	1.88%	21%
10/31/2007	11.57	0.06	1.42	1.48	(0.05)	(1.37)	(1.42)	11.63	14.11%	783	1.40%	0.49%	1.91%	70%
10/31/2006 (e)	10.34	0.08	1.20	1.28	(0.05)	-	(0.05)	11.57	12.38%	637	1.48%	0.65%	2.02%	164%
10/31/2005	9.60	0.05	0.78	0.83	(0.09)	-	(0.09)	10.34	8.63%	395	1.55%	0.40%	2.41%	48%
Class C Shares
For the six months ended
4/30/2010 (Unaudited)	7.79	0.01	0.69	0.70	(0.04)	-	(0.04)	8.45	9.03%	29	1.74%	0.30%	2.21%	69%
For the year ended
10/31/2009	7.01	0.05	0.87	0.92	(0.08)	(0.06)	(0.14)	7.79	13.58%	26	1.74%	0.70%	2.99%	190%
10/31/2008	11.57	0.06	(3.89)	(3.83)	-	(0.73)	(0.73)	7.01	(35.11%)	21	1.75%	0.71%	2.11%	21%
10/31/2007	11.54	- ^	1.42	1.42	(0.02)	(1.37)	(1.39)	11.57	13.49%	18	1.89%	(0.09%)	2.42%	70%
10/31/2006 (f)	11.23	- ^	0.31	0.31	-	-	-	11.54	2.76%	7	1.95%	(0.01%)	2.35%	164%

(a) During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c) Prior to March 2, 2006, Institutional Class Shares were named Service Shares.
(d) Does not include expenses of the investment companies in which the Funds invested.
(e) Prior to March 2, 2006, Class A Shares were named Premium Shares.
(f) Class C Shares commenced operations on March 15, 2006.
* Not annualized for periods less than one year.
** Annualized for periods less than one year.
^ Less than $0.005 per share.

See Notes to Financial Statments

18

NestEgg Funds

Notes to Financial Statements
April 30, 2010 (Unaudited)

1. Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust.

The Trust currently offers twelve (12) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other funds can be found in a separate report.

NestEgg 2010 Fund
NestEgg 2020 Fund
NestEgg 2030 Fund
NestEgg 2040 Fund

The Trust offers three classes of shares: Institutional Class, Class A and Class C. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

Prior to the March 2, 2006 reorganization, each Fund had been established as a “fund of funds”, which means that each Fund invested in other mutual funds, primarily passively-managed index funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

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NestEgg Funds

2. Significant Accounting Policies (Continued):

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollars, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

20

NestEgg Funds

2. Significant Accounting Policies (Continued):

The Funds have adopted FASB ASC 820, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards.  The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of April 30, 2010, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's schedule of portfolio investments, which also includes a breakdown of the Fund's investments by industry concentration.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day after following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

21

NestEgg Funds

2. Significant Accounting Policies (Continued):

Distributions to Shareholders

The NestEgg 2010 Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued new guidance as an amendment to fair value measurements and disclosures. The new guidance adds new requirements for disclosure about transfers into and out of Level 1 and Level 2 fair value measurements and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurements. The guidance also clarifies existing fair value disclosures about the Level of disaggregation and about inputs and valuation techniques in Level 2 and Level 3 fair value measurements. The amendment is effective for interim and annual reporting periods beginning after December 15, 2009, except for Level 3 reconciliation disclosures which are effective for interim and annual periods beginning after December 15, 2010. The Funds do not expect the implications of this guidance to have a material impact on its financial statements.

22

NestEgg Funds

3. Related Party Transactions:

AIFS serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of each Fund’s average daily net assets. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets through March 1, 2011:

	Institutional Class	Class A	Class C
NestEgg 2010 Fund	0.65%	1.15%	1.65%
NestEgg 2020 Fund	0.67%	1.17%	1.67%
NestEgg 2030 Fund	0.70%	1.20%	1.70%
NestEgg 2040 Fund	0.74%	1.24%	1.74%

Prior to March 1, 2010, the total operating expenses of the Fund noted below were maintained at the following levels (all other Funds were maintained at the same level as in the table above):

	Institutional Class	Class A	Class C
NestEgg 2030 Fund	0.65%	1.15%	1.65%

AIFS also provides certain administrative services necessary for the Funds’ operations. The fees for the services provided under such agreement are calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

AIFS has entered into an agreement with JPMorgan Worldwide Securities Services (“JPMorgan”) whereby JPMorgan provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, JPMorgan earns a fee based on the aggregate net assets of all Funds in the Trust.  AIFS pays JPMorgan and not the Funds.

Other principal service providers of the Funds include the following:

Under the terms of the Accounting Services Agreement with the Trust, JPMorgan calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, JPMorgan receives a monthly fee. In addition, JPMorgan is reimbursed by the Funds for certain out-of-pocket expenses incurred by JPMorgan in obtaining valuations of the Funds’ portfolio securities.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the

23

NestEgg Funds

3. Related Party Transactions (Continued):

1940 Act. Alaric has designated Edward Cook as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on a combination of its share of the fund’s average monthly net assets and evenly based on the number of funds in the complex.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4. Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5. Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, and U.S. Government securities) during the six months ended April 30, 2010 were as follows:

	Purchases	Sales
NestEgg 2010 Fund	$2,531,524	$3,480,255
NestEgg 2020 Fund	9,182,440	10,618,886
NestEgg 2030 Fund	11,812,968	11,148,769
NestEgg 2040 Fund	18,790,165	17,182,703

The cost of purchases and the proceeds from sales of U.S. Government securities for the six months ended April 30, 2010 were as follows:

	Purchases	Sales
NestEgg 2010 Fund	$7,109,205	$6,643,189
NestEgg 2020 Fund	12,813,211	10,100,082
NestEgg 2030 Fund	7,483,049	5,671,196
NestEgg 2040 Fund	4,424,503	3,671,918

24

NestEgg Funds

6. Federal Income Taxes Information:

At April 30, 2010, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
NestEgg 2010 Fund	$17,637,040	$847,034	$(155,705)	$691,329
NestEgg 2020 Fund	33,632,774	2,690,216	(240,790)	2,449,426
NestEgg 2030 Fund	26,427,492	2,832,794	(262,495)	2,570,299
NestEgg 2040 Fund	32,478,990	3,902,595	(360,186)	3,542,409

The aggregate cost above includes prior fiscal year end tax adjustments.

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2009 was as follows:

	Ordinary Income	Net Long- Term Gains	Total Taxable Distributions	Total Distributions Paid
NestEgg 2010 Fund	$277,239	$-	$227,239	$277,239
NestEgg 2020 Fund	990,406	-	990,406	990,406
NestEgg 2030 Fund	465,175	-	465,175	465,175
NestEgg 2040 Fund	427,911	133,697	561,608	561,608

As of October 31, 2009 the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital gains	Accumulated Capital and Other Losses	Unrealized Appreciation	Total Accumulated Earnings (Deficit)
NestEgg 2010 Fund	$121,257	$-	$(397,901)	$385,931	$187
NestEgg 2020 Fund	399,575	-	(3,198,739)	1,082,812	(4,716,352)
NestEgg 2030 Fund	278,118	-	(5,289,047)	1,097,461	(3,913,466)
NestEgg 2040 Fund	325,400	-	(5,755,369)	1,543,094	(3,886,876)

25

NestEgg Funds

6. Federal Income Taxes Information (continued):

At October 31, 2009, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires
NestEgg 2010 Fund	$151,694	2016
	246,207	2017
NestEgg 2020 Fund	409,996	2016
	5,788,743	2017
NestEgg 2030 Fund	104,653	2016
	5,184,394	2017
NestEgg 2040 Fund	5,755,369	2017

The following reclassifications have been made to the components of net assets as of October 31, 2009.  These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the components of net assets on a tax basis.

		Undistributed	Accumulated
	Paid-in	Net Investment	Net Realized
	Capital	Income	Gains/Losses
NestEgg 2010 Fund	$(347)	$825	$(478)
NestEgg 2020 Fund	-	4,521	(4,521)
NestEgg 2030 Fund	-	(24,625)	24,625
NestEgg 2040 Fund	-	(25,536)	25,536

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended October 31, 2006 through 2009) and have concluded that no provision for income tax is required in their financial statements.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the Schedules of Portfolio Investments and Notes to Schedules of Portfolio Investments were issued. There were no subsequent events to report that would have a material impact on the Funds’ Schedules of Portfolio Investments and Notes to Schedule of Portfolio Investments.  On May 7, 2010, AIFS launched the NestEgg 2050 Fund.

26

NestEgg Funds

Additional Information (Unaudited)
Portfolio Summaries. The NestEgg Funds invested, as a percentage of net assets, in the following as of April 30, 2010:

AIF NestEgg 2010 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	21.6%
U.S. Treasury Obligations	56.0
Money Markets	18.6
Investment Companies	3.2
Preferred Stocks	0.4
Total Investments	99.8%
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

AIF NestEgg 2020 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	34.5%
U.S. Treasury Obligations	45.2
Money Markets	13.7
Investment Companies	5.7
Preferred Stocks	0.6
Total Investments	99.7%
Assets in Excess of Other Liabilities	0.3
Net Assets	100.0%

AIF NestEgg 2030 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	51.4%
U.S. Treasury Obligations	30.0
Money Markets	9.7
Investment Companies	7.9
Preferred Stocks	0.8
Total Investments	99.8%
Assets in Excess of Other Liabilities	0.2
Net Assets	100.0%

AIF NestEgg 2040 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	61.4%
U.S. Treasury Obligations	15.9
Money Markets	11.6
Investment Companies	10.1
Preferred Stocks	1.0
Total Investments	100.0%
Assets in Excess of Other Liabilities	0.0 (a)
Net Assets	100.0%

(a) Rounds to less than 0.05%.

27

NestEgg Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested on November 1, 2009 at the beginning of the period and held for the entire period from November 1, 2009 through April 30, 2010.

Based on Actual Return (for the six months ended April 30, 2010)
The table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**+
		11/01/09	04/30/10	11/01/09-4/30/10	11/01/09-4/30/10

NestEgg 2010	Institutional Class Shares	$1,000.00	$1,036.40	$3.30	0.65%
	Class A Shares	$1,000.00	$1,033.10	$5.82	1.15%
	Class C Shares	$1,000.00	$1,030.20	$8.31	1.65%
NestEgg 2020	Institutional Class Shares	$1,000.00	$1,056.70	$3.42	0.67%
	Class A Shares	$1,000.00	$1,053.50	$5.95	1.17%
	Class C Shares	$1,000.00	$1,051.50	$8.48	1.67%
NestEgg 2030	Institutional Class Shares	$1,000.00	$1,077.60	$3.45	0.67%
	Class A Shares	$1,000.00	$1,076.40	$6.01	1.17%
	Class C Shares	$1,000.00	$1,074.00	$8.59	1.67%
NestEgg 2040	Institutional Class Shares	$1,000.00	$1,095.10	$3.86	0.74%
	Class A Shares	$1,000.00	$1,092.70	$6.44	1.24%
	Class C Shares	$1,000.00	$1,090.30	$9.02	1.74%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized
+ Does not include expenses of the investment companies in which the Funds invest.

28

NestEgg Funds

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5%  per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**+
		11/01/09	04/30/10	11/01/09-4/30/10	11/01/10-4/30/10

NestEgg 2010	Institutional Class Shares	$1,000.00	$1,021.55	$3.28	0.65%
	Class A Shares	$1,000.00	$1,019.07	$5.78	1.15%
	Class C Shares	$1,000.00	$1,016.60	$8.26	1.65%
NestEgg 2020	Institutional Class Shares	$1,000.00	$1,021.46	$3.37	0.67%
	Class A Shares	$1,000.00	$1,019.00	$5.85	1.17%
	Class C Shares	$1,000.00	$1,016.52	$8.34	1.67%
NestEgg 2030	Institutional Class Shares	$1,000.00	$1,021.47	$3.36	0.67%
	Class A Shares	$1,000.00	$1,019.00	$5.85	1.17%
	Class C Shares	$1,000.00	$1,016.51	$8.35	1.67%
NestEgg 2040	Institutional Class Shares	$1,000.00	$1,021.11	$3.72	0.74%
	Class A Shares	$1,000.00	$1,018.64	$6.21	1.24%
	Class C Shares	$1,000.00	$1,016.16	$8.70	1.74%

*Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized
+ Does not include expenses of the investment companies in which the Funds invest.

29

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NestEgg Funds

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodians:
INTRUST Bank NA
105 North Main Street
Wichita, Kansas 67202

BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied
by a current prospectus.

NE SAR 043010

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

The Schedules of Investments have been provided under Item 1 of this Form N-CSR for the following American Independence Funds: Stock Fund, International Equity Fund, Short-Term Bond Fund, Intermediate Bond Fund, Kansas Tax-Exempt Bond Fund, International Bond Fund,  U.S. Inflation-Indexed Fund and Fusion Fund.  The full Schedules of Investments for the American Independence Funds NestEgg Funds are provided below.

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 21.6%
Consumer Discretionary — 1.7%
Best Buy Co., Inc.	300	13,680
Christian Dior SA	164	17,519
Dollar Tree, Inc. (a)	200	12,144
Family Dollar Stores, Inc.	300	11,868
Ford Motor Co. (a)	1,600	20,832
GameStop Corp., Class A (a)	500	12,155
Gap, Inc. (The)	600	14,838
Garmin Ltd.	300	11,214
Grupo Televisa SA- ADR	300	6,234
H&R Block, Inc.	500	9,155
International Game Technology	600	12,648
Interpublic Group of Cos., Inc. (a)	1,500	13,365
JC Penney Co., Inc.	400	11,668
Marks & Spencer Group PLC	2,557	14,339
Mattel, Inc.	500	11,525
Newell Rubbermaid, Inc.	700	11,949
Nissan Motor Co. Ltd. (a)	2,600	22,779
Omnicom Group, Inc.	300	12,798
Ross Stores, Inc.	200	11,200
Sony Corp.	700	24,368
Thomson Reuters Corp.	13	468
TJX Companies, Inc. (The)	300	13,902
Viacom, Inc., Class B (a)	500	17,665
Whirlpool Corp.	100	10,887
		319,200
Consumer Staples — 2.1%
Asahi Breweries, Ltd.	900	16,221
Associated British Foods PLC	1,232	18,963
Casino, Guichard-Perrachon	210	18,649
Coca-Cola Co. (The)	500	26,725
ConAgra Foods, Inc.	500	12,235
Delhaize Group SA	209	17,334
Dr Pepper Snapple Group, Inc.	16	524
Energizer Holdings, Inc. (a)	200	12,220
Fomento Economico Mexicano SAB de CV- ADR	100	4,733
Hormel Foods Corp.	200	8,152
J. Sainsbury PLC	3,300	17,081
Kimberly-Clark Corp.	200	12,252
Lawson, Inc.	314	13,906
McCormick & Company, Inc.	300	11,871
PepsiCo, Inc.	400	26,088
Philip Morris International, Inc.	400	19,632
Procter & Gamble Co. (The)	700	43,512
SABMiller PLC	836	26,286
Unilever PLC	738	22,290
Walgreen Co.	500	17,575
Wal-Mart Stores, Inc.	500	26,825
Wesfarmers Ltd.	82	2,222
		375,296
Energy — 3.2%
Alpha Natural Resources, Inc. (a)	200	9,416
Baker Hughes, Inc.	300	14,928
BP PLC	5,554	48,905
Cameco Corp.	123	3,032
Cameron International Corp. (a)	300	11,838
Canadian Natural Resources Ltd.	138	10,628
Cenovus Energy, Inc.	154	4,528
Chevron Corp.	500	40,720
China Petroleum & Chemical Corp.- ADR	100	8,026
CNOOC Ltd.- ADR	100	17,592
Consol Energy, Inc.	200	8,936
EnCana Corp.	154	5,094
ENI SpA	1,036	23,256
Ensco International plc- ADR	200	9,436

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Energy — 3.2%- continued
Exxon Mobil Corp.	1,100	74,635
FMC Technologies, Inc. (a)	200	13,538
Helmerich & Payne, Inc.	300	12,186
Nabors Industries Ltd. (a)	900	19,413
National Oilwell Varco, Inc.	300	13,209
Peabody Energy Corp.	300	14,016
PetroChina Co. Ltd.- ADR	100	11,513
Petroleo Brasileiro SA- ADR	600	25,458
Petroleo Brasileiro SA, Class A- ADR	800	30,352
Pride International, Inc. (a)	400	12,132
Repsol YPF SA	761	17,960
Royal Dutch Shell PLC, Class B	1,211	36,595
Santos Ltd.	1,299	16,635
Sasol Ltd.- ADR	300	12,195
Smith International, Inc.	300	14,328
Statoil ASA	900	21,833
Tenaris SA- ADR	100	4,061
Williams Cos., Inc. (The)	600	14,166
		580,560
Financials — 3.5%
Aflac, Inc.	300	15,288
Allianz SE (a)	223	25,689
Ameriprise Financial, Inc.	300	13,908
Assurant, Inc.	300	10,929
Banco Bilbao Vizcaya Argentaria SA	1,830	24,227
Banco Bradesco SA- ADR	880	16,385
Banco Popular Espanol SA	1,729	12,316
Banco Santander SA- ADR	115	1,419
Bank of America Corp.	2,300	41,009
Bank of Nova Scotia	169	8,615
Barclays PLC	1,315	6,806
BlackRock, Inc.	100	18,400
China Life Insurance Co. Ltd.- ADR	300	20,277
Citigroup, Inc. (a)	33	144
DBS Group Holdings Ltd.	2,000	22,331
Discover Financial Services	800	12,368
Eaton Vance Corp.	300	10,572
Erste Group Bank AG	78	3,510
Genworth Financial, Inc., Class A (a)	800	13,216
HDFC Bank Ltd.- ADR	100	14,912
Host Hotels & Resorts, Inc. REIT	1,021	16,601
ICICI Bank Ltd.- ADR	200	8,504
Invesco Ltd.	29	667
JPMorgan Chase & Co.	900	38,322
KB Financial Group, Inc.- ADR	200	9,760
Manulife Financial Corp.	209	3,769
Mapfre SA	3,647	11,989
Moody's Corp.	400	9,888
NASDAQ OMX Group, Inc. (The) (a)	500	10,500
National Bank of Greece SA (a)	492	8,090
Plum Creek Timber Co., Inc. REIT	300	11,940
Principal Financial Group, Inc.	500	14,610
Progressive Corp. (The)	700	14,063
Royal Bank of Canada	190	11,520
SEI Investments Co.	600	13,476
Shinhan Financial Group Co. Ltd.- ADR	100	8,514
SL Green Realty Corp. REIT	200	12,434
T Rowe Price Group, Inc.	200	11,502
TD Ameritrade Holding Corp. (a)	600	12,012
Torchmark Corp.	200	10,708
Toronto-Dominion Bank (The)	257	19,102
Travelers Cos., Inc. (The)	300	15,222
United Overseas Bank Ltd.	2,000	29,658
Unum Group	500	12,235
Wells Fargo & Co.	1,200	39,732
		647,139

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Health Care — 2.3%
Abbott Laboratories	400	20,464
Aetna, Inc.	400	11,820
AstraZeneca PLC	601	26,566
CIGNA Corp.	300	9,618
Coventry Health Care, Inc. (a)	400	9,496
CSL Ltd.	677	20,290
Forest Laboratories, Inc. (a)	400	10,904
Fresenius Medical Care AG & Co. KGaA	346	18,759
GlaxoSmithKline PLC	1,810	33,537
H. Lundbeck A/S	563	9,276
Humana, Inc. (a)	200	9,144
Johnson & Johnson	600	38,580
McKesson Corp.	200	12,962
Merck & Co., Inc.	700	24,528
Novartis AG	853	43,635
Pfizer, Inc.	1,900	31,768
Sanofi-Aventis SA (a)	411	28,270
Teva Pharmaceutical Industries Ltd.- ADR	462	27,133
Waters Corp. (a)	200	14,398
WellPoint, Inc. (a)	200	10,760
		411,908
Industrials — 1.8%
A.P. Moller - Maersk A/S, Class B	1	8,471
Brambles Ltd.	2,518	16,915
Cintas Corp.	400	10,900
Dai Nippon Printing Co. Ltd.	1,105	15,351
Flowserve Corp.	100	11,458
Fluor Corp.	200	10,568
General Dynamics Corp.	200	15,272
General Electric Co.	2,500	47,150
Honeywell International, Inc.	400	18,988
Jacobs Engineering Group, Inc. (a)	300	14,466
Joy Global, Inc.	200	11,362
KBR, Inc.	500	11,040
Koninklijke Philips Electronics NV	843	28,543
Lockheed Martin Corp.	200	16,978
Marubeni Corp.	2,000	11,923
Raytheon Co.	200	11,660
Rolls-Royce Group PLC, Class C (a)	7,263	—	(b)
RR Donnelley & Sons Co.	500	10,745
Schneider Electric SA	204	23,340
Skanska AB, Class B	1,112	18,546
Yamato Holdings Co., Ltd.	1,000	14,382
		328,058
Information Technology — 3.6%
Altera Corp.	500	12,680
Amdocs Ltd. (a)	400	12,776
Apple, Inc. (a)	200	52,224
AU Optronics Corp.- ADR	418	4,845
Avnet, Inc. (a)	400	12,788
CA, Inc.	500	11,405
Cisco Systems, Inc. (a)	1,300	34,996
Computer Sciences Corp. (a)	200	10,478
Computershare Ltd.	731	8,009
Dell, Inc. (a)	1,100	17,798
eBay, Inc. (a)	600	14,286
Fujitsu Ltd.	1,000	7,079
Google, Inc., Class A (a)	100	52,544
Harris Corp.	200	10,296
Hewlett-Packard Co.	700	36,379
Infosys Technologies Ltd.- ADR	300	17,964
Intel Corp.	1,300	29,679
International Business Machines Corp.	400	51,600
Kyocera Corp.	200	20,206
LG Display Co. Ltd.- ADR	200	4,220
LSI Corp. (a)	1,900	11,438

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 3.6%- continued
Microsoft Corp.	2,100	64,134
Murata Manufacturing Co., Ltd.	400	23,846
Oracle Corp.	900	23,256
Research In Motion Ltd. (a)	133	9,479
Seagate Technology (a)	600	11,022
Symantec Corp. (a)	700	11,739
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	2,317	24,537
Teradata Corp. (a)	400	11,628
Texas Instruments, Inc.	700	18,207
Western Digital Corp. (a)	300	12,327
Xerox Corp.	1,387	15,118
		658,983
Materials — 1.6%
Agrium, Inc.	112	6,992
Airgas, Inc.	200	12,690
AngloGold Ashanti Ltd.- ADR	200	8,372
Barrick Gold Corp.	160	6,978
BASF SE	459	26,878
Celanese Corp., Series A	300	9,597
Cemex SAB de CV- ADR (a)	424	5,037
Cia Siderurgica Nacional SA- ADR	400	7,460
Eastman Chemical Co.	200	13,384
FMC Corp.	200	12,728
Freeport-McMoRan Copper & Gold, Inc.	200	15,106
Gold Fields Ltd.- ADR	400	5,376
Goldcorp, Inc.	150	6,484
Koninklijke DSM NV	393	17,613
Lubrizol Corp.	100	9,034
MeadWestvaco Corp.	400	10,868
Mechel- ADR	100	2,570
POSCO- ADR	200	22,432
Potash Corp of Saskatchewan, Inc.	121	13,368
Reliance Steel & Aluminum Co.	200	9,762
Sherritt International Corp.	1,032	8,026
Solvay SA	164	15,722
Svenska Cellulosa AB, Class B	189	2,479
Teck Resources Ltd., Class B (a)	531	20,868
Vale SA- ADR	700	21,441
Walter Energy, Inc.	100	8,081
		299,346
Telecommunication Services — 1.2%
America Movil SAB de CV, Series L- ADR	400	20,592
AT&T, Inc.	1,400	36,484
China Mobile Ltd.- ADR	400	19,560
China Telecom Corp. Ltd.- ADR	100	4,590
China Unicom Hong Kong Ltd.- ADR	200	2,486
Chunghwa Telecom Co. Ltd.- ADR	234	4,568
KDDI Corp.	3	14,547
Mobile Telesystems OJSC- ADR	100	5,525
NII Holdings, Inc. (a)	300	12,726
Nippon Telegraph & Telephone Corp.	400	16,288
NTT DoCoMo, Inc.	12	18,702
Philippine Long Distance Telephone Co.- ADR	100	5,624
SK Telecom Co. Ltd.- ADR	200	3,702
Telecom Italia SpA (a)	10,414	14,601
Telefonos de Mexico SAB de CV- ADR	200	3,070
Telekomunikasi Indonesia Tbk PT- ADR	100	3,472
Verizon Communications, Inc.	700	20,223
Vimpel-Communications- ADR	200	2,990
Windstream Corp.	1,000	11,050
		220,800
Utilities — 0.6%
Allegheny Energy, Inc.	500	10,890
Brookfield Infrastructure Partners LP	1	18
CenterPoint Energy, Inc.	700	10,052
EDP - Energias de Portugal SA	1,989	7,121

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Utilities — 0.6%- continued
Empresa Nacional de Electricidad SA/Chile- ADR	100	4,645
Enel SpA	3,189	16,782
Energen Corp.	200	9,774
Enersis SA- ADR	100	1,989
Hongkong Electric Holdings Ltd.	1,197	7,077
Korea Electric Power Corp.- ADR (a)	300	4,512
NRG Energy, Inc. (a)	500	12,085
Public Service Enterprise Group, Inc.	400	12,852
RWE AG	245	20,179
		117,976

Total Common Stocks (Cost $3,407,480)		3,959,266

Preferred Stocks — 0.4%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	100	9,780

Financials — 0.1%
Itau Unibanco Holding SA- ADR	1,072	23,241

Materials — 0.2%
Gerdau SA- ADR	400	6,560
Vale SA- ADR	1,100	29,601
		36,161
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA- ADR	100	1,486

Utilities — 0.0%(c)
Cia Energetica de Minas Gerais- ADR	165	2,665
Total Preferred Stocks (Cost $33,338)		73,333

Investment Companies — 3.2%

iShares Russell 2000 Index Fund	3,500	250,530
iShares S&P MidCap 400 Index Fund	2,800	230,020
iShares S&P SmallCap 600 Index Fund	1,700	106,947

Total Investment Companies (Cost $406,665)		587,497
	Principal ($)
U.S. Treasury Obligations — 56.0%
U.S. Treasury Bond — 5.0%
8.00%, 11/15/21	407,000	562,678
6.50%, 11/15/26	281,000	356,343
		919,021
U.S. Treasury Note — 51.0%
4.88%, 4/30/11	1,673,000	1,745,933
1.38%, 2/15/12	1,546,000	1,560,072
4.38%, 8/15/12	772,000	830,020
4.25%, 8/15/13	1,596,000	1,731,535
4.75%, 5/15/14	1,197,000	1,327,174
4.63%, 11/15/16	1,147,000	1,262,776
4.75%, 8/15/17	824,000	911,035
		9,368,545
Total U.S. Treasury Obligations (Cost $10,344,126)		10,287,566
	Shares
Short-Term Investments — 18.6%

Money Market Funds — 18.6%
Dreyfus Cash Management	36,655	36,655
Dreyfus Cash Management Plus	36,655	36,655
Federated Government Obligations Fund	3,347,397	3,347,397

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2010 Fund	April 30, 2010 (Unaudited)

Value ($)
Total Short-Term Investments (Cost $3,420,707)	3,420,707

Total Investments
(Cost $17,612,316(d)) — 99.8%	$18,328,369

Assets in excess of liabilities — 0.2%	31,233

NET ASSETS — 100.0%	$18,359,602

(a) Non-income producing security.
(b) Amount rounds to less than $1.00
(c) Amount rounds to less than 0.05%
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$3,959,266	$–	$–	$3,959,266
Investment Companies	587,497	–	–	587,497
Preferred Stocks	73,333	–	–	73,333
Short-Term Investments	3,420,707	–	–	3,420,707
U.S. Treasury Obligations	–	10,287,566	–	10,287,566
Total Investments	$8,040,803	$10,287,566	$–	$18,328,369

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 34.5%

Consumer Discretionary — 3.1%
Best Buy Co., Inc.	1,100	50,160
Christian Dior SA	387	41,340
Dentsu, Inc.	700	19,301
Dollar Tree, Inc. (a)	700	42,504
Electrolux AB	611	15,817
Family Dollar Stores, Inc.	1,000	39,560
Ford Motor Co. (a)	5,000	65,100
GameStop Corp., Class A (a)	1,600	38,896
Gap, Inc. (The)	1,800	44,514
Garmin Ltd.	1,100	41,118
Grupo Televisa SA- ADR	800	16,624
H&R Block, Inc.	1,600	29,296
International Game Technology	1,800	37,944
Interpublic Group of Cos., Inc. (a)	4,800	42,768
JC Penney Co., Inc.	1,300	37,921
Kingfisher PLC	4,156	15,897
Li & Fung Ltd.	4,000	19,603
Marks & Spencer Group PLC	7,150	40,095
Mattel, Inc.	1,700	39,185
Newell Rubbermaid, Inc.	2,300	39,261
NGK Spark Plug Co. Ltd.	1,000	13,616
Nippon Television Network Corp.	70	10,492
Nissan Motor Co. Ltd. (a)	6,100	53,444
Omnicom Group, Inc.	1,100	46,926
Oriental Land Co. Ltd.	200	14,180
Ross Stores, Inc.	700	39,200
Sony Corp.	1,700	59,179
Thomson Reuters Corp.	33	1,189
TJX Companies, Inc. (The)	1,100	50,974
Toyota Motor Corp.	800	31,213
Viacom, Inc., Class B (a)	1,500	52,995
Whirlpool Corp.	400	43,548
		1,133,860
Consumer Staples — 3.2%
Asahi Breweries, Ltd.	2,200	39,651
Associated British Foods PLC	2,903	44,684
Casino, Guichard-Perrachon	495	43,960
Coca-Cola Co. (The)	1,700	90,865
ConAgra Foods, Inc.	1,600	39,152
Danisco A/S	170	12,371
Delhaize Group SA	455	37,736
Dr Pepper Snapple Group, Inc.	44	1,440
Energizer Holdings, Inc. (a)	600	36,660
Fomento Economico Mexicano SAB de CV- ADR	300	14,199
Henkel AG & Co. KGaA	350	15,823
Hormel Foods Corp.	800	32,608
J. Sainsbury PLC	7,777	40,255
Kimberly-Clark Corp.	800	49,008
Lawson, Inc.	836	37,023
McCormick & Company, Inc.	900	35,613
Metro AG	251	15,091
PepsiCo, Inc.	1,200	78,264
Philip Morris International, Inc.	1,400	68,712
Procter & Gamble Co. (The)	2,200	136,752
SABMiller PLC	1,971	61,973
Shiseido Co. Ltd.	900	18,884
Unilever PLC	1,814	54,789
Walgreen Co.	1,600	56,240
Wal-Mart Stores, Inc.	1,600	85,840
Wesfarmers Ltd.	206	5,583
		1,153,176
Energy — 4.6%
Alpha Natural Resources, Inc. (a)	700	32,956
Baker Hughes, Inc.	900	44,784

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Energy — 4.6%- continued
BP PLC	13,087	115,237
Cameco Corp.	359	8,850
Cameron International Corp. (a)	900	35,514
Canadian Natural Resources Ltd.	195	15,018
Cenovus Energy, Inc.	235	6,910
Chevron Corp.	1,500	122,160
China Petroleum & Chemical Corp.- ADR	300	24,078
CNOOC Ltd.- ADR	200	35,184
Consol Energy, Inc.	800	35,744
EnCana Corp.	235	7,773
ENI SpA	2,675	60,049
Ensco International plc- ADR	800	37,744
Exxon Mobil Corp.	3,500	237,475
FMC Technologies, Inc. (a)	600	40,614
Helmerich & Payne, Inc.	900	36,558
Inpex Corp.	2	14,201
Nabors Industries Ltd. (a)	3,100	66,867
National Oilwell Varco, Inc.	1,000	44,030
Peabody Energy Corp.	900	42,048
PetroChina Co. Ltd.- ADR	300	34,539
Petroleo Brasileiro SA- ADR	1,700	72,131
Petroleo Brasileiro SA, Class A- ADR	2,400	91,056
Pride International, Inc. (a)	1,200	36,396
Repsol YPF SA	1,798	42,433
Royal Dutch Shell PLC, Class B	2,855	86,274
Santos Ltd.	3,062	39,212
Sasol Ltd.- ADR	800	32,520
Smith International, Inc.	1,100	52,536
Statoil ASA	2,200	53,368
Tenaris SA- ADR	300	12,183
Williams Cos., Inc. (The)	1,800	42,498
		1,658,940
Financials — 6.0%
Aegon NV (a)	2,552	18,094
Aflac, Inc.	1,000	50,960
Allianz SE (a)	527	60,709
Ameriprise Financial, Inc.	1,000	46,360
Assurant, Inc.	1,000	36,430
Banco Bilbao Vizcaya Argentaria SA	4,038	53,458
Banco Bradesco SA- ADR	2,620	48,784
Banco Popular Espanol SA	4,089	29,127
Banco Santander SA- ADR	241	2,974
Bank of America Corp.	7,400	131,942
Bank of Nova Scotia	375	19,115
Barclays PLC	3,108	16,085
BlackRock, Inc.	200	36,800
BNP Paribas	164	11,383
China Life Insurance Co. Ltd.- ADR	800	54,072
Citigroup, Inc. (a)	85	371
CNP Assurances (a)	159	13,401
Credit Agricole SA	1,025	14,766
Criteria Caixacorp SA	3,248	16,221
Daito Trust Construction Co. Ltd.	300	16,096
DBS Group Holdings Ltd.	5,000	55,827
Discover Financial Services	2,600	40,196
Eaton Vance Corp.	1,200	42,288
Erste Group Bank AG	682	30,692
GAM Holding Ltd. (a)	871	10,902
Genworth Financial, Inc., Class A (a)	2,500	41,300
HDFC Bank Ltd.- ADR	100	14,912
Host Hotels & Resorts, Inc. REIT	3,178	51,674
ICICI Bank Ltd.- ADR	600	25,512
Intesa Sanpaolo SpA	4,557	12,196
Invesco Ltd.	74	1,701
JPMorgan Chase & Co.	2,900	123,482
KB Financial Group, Inc.- ADR	500	24,400
See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 6.0%- continued
Kerry Properties Ltd.	3,000	14,065
Manulife Financial Corp.	574	10,352
Mapfre SA	8,594	28,252
Moody's Corp.	1,200	29,664
MS&AD Insurance Group Holdings, Inc.	1,270	36,626
NASDAQ OMX Group, Inc. (The) (a)	1,700	35,700
National Australia Bank Ltd.	984	25,494
National Bank of Greece SA (a)	1,159	19,058
Plum Creek Timber Co., Inc. REIT	900	35,820
Principal Financial Group, Inc.	1,500	43,830
Progressive Corp. (The)	2,200	44,198
Royal Bank of Canada	427	25,890
Sampo Oyj, Class A	889	21,957
SEI Investments Co.	1,900	42,674
Shinhan Financial Group Co. Ltd.- ADR	300	25,542
Shizuoka Bank Ltd. (The)	2,000	16,799
Sino Land Co. Ltd.	6,000	10,974
SL Green Realty Corp. REIT	600	37,302
SNS REAAL NV (a)	2,153	12,688
Standard Chartered PLC	881	23,684
T Rowe Price Group, Inc.	800	46,008
TD Ameritrade Holding Corp. (a)	2,000	40,040
Torchmark Corp.	700	37,478
Toronto-Dominion Bank (The)	551	40,953
Travelers Cos., Inc. (The)	1,000	50,740
United Overseas Bank Ltd.	4,000	59,315
Unum Group	1,800	44,046
Wells Fargo & Co.	3,800	125,818
Westpac Banking Corp.	988	24,866
Zurich Financial Services AG	94	20,981
		2,183,044
Health Care — 3.3%
Abbott Laboratories	1,100	56,276
Aetna, Inc.	1,300	38,415
AstraZeneca PLC	1,421	62,812
CIGNA Corp.	1,100	35,266
Cochlear Ltd.	248	17,004
Coventry Health Care, Inc. (a)	1,400	33,236
CSL Ltd.	1,601	47,983
Dainippon Sumitomo Pharma Co. Ltd.	1,300	10,836
Forest Laboratories, Inc. (a)	1,200	32,712
Fresenius Medical Care AG & Co. KGaA	817	44,295
GlaxoSmithKline PLC	4,265	79,026
H. Lundbeck A/S	1,385	22,819
Humana, Inc. (a)	700	32,004
Johnson & Johnson	2,000	128,600
McKesson Corp.	700	45,367
Merck & Co., Inc.	2,300	80,592
Novartis AG	2,015	103,076
Pfizer, Inc.	6,000	100,320
Sanofi-Aventis SA (a)	971	66,788
Teva Pharmaceutical Industries Ltd.- ADR	1,416	83,162
Waters Corp. (a)	600	43,194
WellPoint, Inc. (a)	800	43,040
		1,206,823
Industrials — 3.1%
A.P. Moller - Maersk A/S, Class B	1	8,470
Atlas Copco AB, Class B	1,199	17,580
Brambles Ltd.	6,193	41,603
Central Japan Railway Co.	3	24,496
Cintas Corp.	1,300	35,425
Dai Nippon Printing Co. Ltd.	3,264	45,345
European Aeronautic Defence and Space Co. NV	490	9,153
Flowserve Corp.	400	45,832
Fluor Corp.	800	42,272
Fraser and Neave Ltd.	4,000	14,391

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Industrials — 3.1%- continued
Furukawa Electric Co. Ltd.	3,000	15,042
General Dynamics Corp.	700	53,452
General Electric Co.	7,900	148,994
Honeywell International, Inc.	1,300	61,711
Jacobs Engineering Group, Inc. (a)	900	43,398
Joy Global, Inc.	700	39,767
KBR, Inc.	1,700	37,536
Keppel Corp. Ltd.	4,000	28,724
Koninklijke Philips Electronics NV	1,985	67,210
Lockheed Martin Corp.	600	50,934
Marubeni Corp.	4,000	23,846
Raytheon Co.	800	46,640
Rolls-Royce Group PLC, Class C (a)	18,304	—	(b)
RR Donnelley & Sons Co.	1,600	34,384
Sacyr Vallehermoso SA (a)	1	8
Schneider Electric SA	483	55,261
Skanska AB, Class B	2,620	43,696
Vinci SA	356	19,967
West Japan Railway Co.	3	10,922
Wolseley PLC (a)	785	19,770
Yamato Holdings Co., Ltd.	2,300	33,079
		1,118,908
Information Technology — 5.9%
Altera Corp.	1,500	38,040
Amdocs Ltd. (a)	1,300	41,522
Apple, Inc. (a)	700	182,784
AU Optronics Corp.- ADR	1,142	13,236
Avnet, Inc. (a)	1,300	41,561
CA, Inc.	1,600	36,496
Cisco Systems, Inc. (a)	4,300	115,756
Computer Sciences Corp. (a)	700	36,673
Computershare Ltd.	3,989	43,702
Dell, Inc. (a)	3,400	55,012
eBay, Inc. (a)	2,100	50,001
FUJIFILM Holdings Corp.	600	20,695
Fujitsu Ltd.	2,000	14,159
Google, Inc., Class A (a)	200	105,088
Harris Corp.	700	36,036
Hewlett-Packard Co.	2,400	124,728
Infosys Technologies Ltd.- ADR	900	53,892
Intel Corp.	4,100	93,603
International Business Machines Corp.	1,200	154,800
Kyocera Corp.	500	50,514
LG Display Co. Ltd.- ADR	500	10,550
LSI Corp. (a)	6,000	36,120
Microsoft Corp.	6,800	207,672
Murata Manufacturing Co., Ltd.	800	47,693
Nippon Electric Glass Co. Ltd.	1,000	15,340
Nomura Research Institute Ltd.	800	20,533
Oracle Corp.	2,900	74,936
Research In Motion Ltd. (a)	184	13,114
Ricoh Co. Ltd.	1,000	17,097
Sage Group plc (The)	4,394	16,485
Seagate Technology (a)	1,900	34,903
STMicroelectronics NV	1,513	14,152
Symantec Corp. (a)	2,300	38,571
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	7,041	74,564
Telefonaktiebolaget LM Ericsson, Class B	1,769	20,588
Teradata Corp. (a)	1,100	31,977
Texas Instruments, Inc.	2,200	57,222
Western Digital Corp. (a)	900	36,981
Xerox Corp.	4,361	47,535
		2,124,331
Materials — 2.4%
Agrium, Inc.	130	8,116
Airgas, Inc.	500	31,725

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Materials — 2.4%- continued
AngloGold Ashanti Ltd.- ADR	400	16,744
Barrick Gold Corp.	252	10,990
BASF SE	1,129	66,111
Celanese Corp., Series A	1,200	38,388
Cemex SAB de CV- ADR (a)	1,260	14,969
Cia Siderurgica Nacional SA- ADR	1,200	22,380
CRH plc	597	17,042
Eastman Chemical Co.	600	40,152
FMC Corp.	600	38,184
Freeport-McMoRan Copper & Gold, Inc.	700	52,871
Gold Fields Ltd.- ADR	1,100	14,784
Goldcorp, Inc.	324	14,005
Holcim Ltd. (a)	238	17,881
Koninklijke DSM NV	929	41,635
Lubrizol Corp.	400	36,136
MeadWestvaco Corp.	1,400	38,038
Mechel- ADR	300	7,710
OneSteel Ltd.	5,141	16,792
POSCO- ADR	400	44,864
Potash Corp of Saskatchewan, Inc.	152	16,794
Reliance Steel & Aluminum Co.	800	39,048
Sherritt International Corp.	2,282	17,747
Solvay SA	386	37,004
Svenska Cellulosa AB, Class B	1,850	24,264
Teck Resources Ltd., Class B (a)	1,383	54,351
Vale SA- ADR	2,100	64,323
Walter Energy, Inc.	400	32,324
		875,372
Telecommunication Services — 1.9%
America Movil SAB de CV, Series L- ADR	1,300	66,924
AT&T, Inc.	4,400	114,664
China Mobile Ltd.- ADR	1,300	63,570
China Telecom Corp. Ltd.- ADR	200	9,180
China Unicom Hong Kong Ltd.- ADR	600	7,458
Chunghwa Telecom Co. Ltd.- ADR	835	16,299
Deutsche Telekom AG	1,547	20,142
KDDI Corp.	8	38,793
Mobile Telesystems OJSC- ADR	300	16,575
NII Holdings, Inc. (a)	1,000	42,420
Nippon Telegraph & Telephone Corp.	1,100	44,792
NTT DoCoMo, Inc.	28	43,639
Philippine Long Distance Telephone Co.- ADR	100	5,624
SK Telecom Co. Ltd.- ADR	500	9,255
Softbank Corp.	500	11,231
Telecom Italia SpA (a)	24,612	34,506
Telefonos de Mexico SAB de CV- ADR	400	6,140
Telekomunikasi Indonesia Tbk PT- ADR	300	10,416
Telenor ASA (a)	1,200	17,169
Verizon Communications, Inc.	2,100	60,669
Vimpel-Communications- ADR	400	5,980
Windstream Corp.	3,200	35,360
		680,806
Utilities — 1.0%
Allegheny Energy, Inc.	1,500	32,670
Brookfield Infrastructure Partners LP	4	70
CenterPoint Energy, Inc.	2,400	34,464
EDP - Energias de Portugal SA	6,261	22,416
Empresa Nacional de Electricidad SA/Chile- ADR	100	4,645
Enel SpA	7,538	39,669
Energen Corp.	800	39,096
Enersis SA- ADR	300	5,967
Hongkong Electric Holdings Ltd.	2,996	17,712
Korea Electric Power Corp.- ADR (a)	800	12,032
NRG Energy, Inc. (a)	1,500	36,255
Osaka Gas Co. Ltd.	5,000	17,406
Public Service Enterprise Group, Inc.	1,300	41,769

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Utilities — 1.0%- continued
RWE AG	578	47,606
		351,777

Total Common Stocks (Cost $11,023,728)		12,487,037

Preferred Stocks — 0.6%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	200	19,560

Financials — 0.2%
Itau Unibanco Holding SA- ADR	3,115	67,533

Materials — 0.3%
Gerdau SA- ADR	1,100	18,040
Vale SA- ADR	3,200	86,112
		104,152
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA- ADR	300	4,458

Utilities — 0.0%(c)
Cia Energetica de Minas Gerais- ADR	578	9,327

Total Preferred Stocks (Cost $98,663)		205,030

Investment Companies — 5.7%

iShares Russell 2000 Index Fund	12,200	873,276
iShares S&P MidCap 400 Index Fund	10,000	821,500
iShares S&P SmallCap 600 Index Fund	5,900	371,169
Total Investment Companies (Cost $1,364,757)		2,065,945
	Principal ($)
U.S. Treasury Obligations — 45.2%
U.S. Treasury Bond — 4.0%
8.00%, 11/15/21	647,000	894,477
6.50%, 11/15/26	446,000	565,584
		1,460,061
U.S. Treasury Note — 41.2%
4.88%, 4/30/11	2,661,000	2,777,004
1.38%, 2/15/12	2,458,000	2,480,373
4.38%, 8/15/12	1,228,000	1,320,291
4.25%, 8/15/13	2,538,000	2,753,532
4.75%, 5/15/14	1,904,000	2,111,060
4.63%, 11/15/16	1,825,000	2,009,212
4.75%, 8/15/17	1,311,000	1,449,474
		14,900,946

Total U.S. Treasury Obligations (Cost $16,276,804)		16,361,007
	Shares
Short-Term Investments — 13.7%

Money Market Funds — 13.7%
Dreyfus Cash Management	116,869	116,869
Dreyfus Cash Management Plus	116,869	116,869
Federated Government Obligations Fund	4,729,443	4,729,443

Total Short-Term Investments (Cost $4,963,181)		4,963,181

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2020 Fund	April 30, 2010 (Unaudited)

Value ($)
Total Investments
(Cost $33,727,133(d)) — 99.7%	$36,082,200

Assets in excess of liabilities — 0.3%	91,330

NET ASSETS — 100.0%	$36,173,530

(a) Non-income producing security.
(b) Amount rounds to less than $1.00
(c) Amount rounds to less than 0.05%
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$12,487,037	$–	$–	$12,487,037
Investment Companies	2,065,945	–	–	2,065,945
Preferred Stocks	205,030	–	–	205,030
Short-Term Investments	4,963,181	–	–	4,963,181
U.S. Treasury Obligations	–	16,361,007	–	16,361,007
Total Investments	$19,721,193	$16,361,007	$–	$36,082,200

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 51.4%
Consumer Discretionary — 5.0%
Belle International Holdings Ltd.	12,000	16,754
Best Buy Co., Inc.	1,200	54,720
Christian Dior SA	449	47,963
Cie Financiere Richemont SA	280	10,368
Dentsu, Inc.	1,600	44,116
Dollar Tree, Inc. (a)	700	42,504
Electrolux AB	1,405	36,370
Family Dollar Stores, Inc.	1,100	43,516
Ford Motor Co. (a)	5,600	72,912
GameStop Corp., Class A (a)	1,800	43,758
Gap, Inc. (The)	2,000	49,460
Garmin Ltd.	1,200	44,856
Grupo Televisa SA- ADR	800	16,624
H&R Block, Inc.	1,800	32,958
International Game Technology	2,100	44,268
Interpublic Group of Cos., Inc. (a)	5,400	48,114
JC Penney Co., Inc.	1,500	43,755
Kingfisher PLC	9,556	36,553
Li & Fung Ltd.	8,000	39,206
Makita Corp.	300	9,341
Marks & Spencer Group PLC	7,559	42,388
Mattel, Inc.	1,900	43,795
Newell Rubbermaid, Inc.	2,600	44,382
NGK Spark Plug Co. Ltd.	1,000	13,616
Nippon Television Network Corp.	150	22,484
Nissan Motor Co. Ltd. (a)	6,400	56,073
Omnicom Group, Inc.	1,200	51,192
Oriental Land Co. Ltd.	500	35,450
Ross Stores, Inc.	800	44,800
Sega Sammy Holdings, Inc.	1,300	17,050
Sony Corp.	1,700	59,179
Thomson Reuters Corp.	29	1,045
TJX Companies, Inc. (The)	1,200	55,608
Toyota Motor Corp.	1,900	74,131
Viacom, Inc., Class B (a)	1,600	56,528
Volkswagen AG	133	12,559
Whirlpool Corp.	500	54,435
		1,462,831
Consumer Staples — 4.7%
Asahi Breweries, Ltd.	2,300	41,453
Associated British Foods PLC	3,069	47,239
Casino, Guichard-Perrachon	523	46,446
Coca-Cola Co. (The)	1,900	101,555
ConAgra Foods, Inc.	1,800	44,046
Danisco A/S	389	28,308
Delhaize Group SA	483	40,058
Dr Pepper Snapple Group, Inc.	39	1,277
Energizer Holdings, Inc. (a)	700	42,770
Fomento Economico Mexicano SAB de CV- ADR	500	23,665
Henkel AG & Co. KGaA	805	36,394
Hormel Foods Corp.	900	36,684
J. Sainsbury PLC	8,222	42,558
Kerry Group plc, Class A	889	28,526
Kimberly-Clark Corp.	900	55,134
Lawson, Inc.	832	36,846
McCormick & Company, Inc.	1,000	39,570
Metro AG	577	34,690
PepsiCo, Inc.	1,300	84,786
Philip Morris International, Inc.	1,600	78,528
Procter & Gamble Co. (The)	2,400	149,184
SABMiller PLC	2,083	65,495
Shiseido Co. Ltd.	1,900	39,867
Unilever PLC	2,016	60,890
Walgreen Co.	1,800	63,270

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 4.7%- continued
Wal-Mart Stores, Inc.	1,800	96,570
Wesfarmers Ltd.	230	6,237
		1,372,046
Energy — 6.4%
Acergy SA	600	11,514
Alpha Natural Resources, Inc. (a)	800	37,664
Baker Hughes, Inc.	1,000	49,760
BP PLC	13,837	121,841
Cameco Corp.	351	8,652
Cameron International Corp. (a)	1,100	43,406
Canadian Natural Resources Ltd.	183	14,094
Cenovus Energy, Inc.	218	6,410
Chevron Corp.	1,700	138,448
China Petroleum & Chemical Corp.- ADR	300	24,078
CNOOC Ltd.- ADR	200	35,184
Consol Energy, Inc.	900	40,212
EnCana Corp.	218	7,211
ENI SpA	2,828	63,484
Ensco International plc- ADR	900	42,462
Exxon Mobil Corp.	3,900	264,615
FMC Technologies, Inc. (a)	700	47,383
Helmerich & Payne, Inc.	1,100	44,682
Inpex Corp.	5	35,503
Nabors Industries Ltd. (a)	3,400	73,338
National Oilwell Varco, Inc.	1,100	48,433
Peabody Energy Corp.	1,000	46,720
PetroChina Co. Ltd.- ADR	300	34,539
Petroleo Brasileiro SA- ADR	2,000	84,860
Petroleo Brasileiro SA, Class A- ADR	2,700	102,438
Pride International, Inc. (a)	1,400	42,462
Repsol YPF SA	1,894	44,698
Royal Dutch Shell PLC, Class B	3,018	91,199
Santos Ltd.	3,237	41,454
Sasol Ltd.- ADR	800	32,520
Smith International, Inc.	1,300	62,088
Statoil ASA	2,300	55,794
Tenaris SA- ADR	500	20,305
Williams Cos., Inc. (The)	2,000	47,220
		1,864,671
Financials — 9.5%
Aegon NV (a)	5,868	41,604
Aflac, Inc.	1,100	56,056
Allianz SE (a)	555	63,934
Ameriprise Financial, Inc.	1,100	50,996
Assurant, Inc.	1,200	43,716
Banco Bilbao Vizcaya Argentaria SA	4,559	60,355
Banco Bradesco SA- ADR	2,930	54,557
Banco Popular Espanol SA	4,309	30,694
Banco Santander SA	22	277
Banco Santander SA- ADR	212	2,616
Bank of America Corp.	8,300	147,989
Bank of Nova Scotia	353	17,994
Barclays PLC	3,275	16,949
BlackRock, Inc.	200	36,800
BNP Paribas	378	26,236
China Life Insurance Co. Ltd.- ADR	800	54,072
Citigroup, Inc. (a)	75	328
CNP Assurances (a)	364	30,678
Credit Agricole SA	2,356	33,941
Criteria Caixacorp SA	7,468	37,297
Daito Trust Construction Co. Ltd.	700	37,558
DBS Group Holdings Ltd.	5,000	55,827
Discover Financial Services	2,900	44,834
Eaton Vance Corp.	1,300	45,812
Erste Group Bank AG	721	32,447
GAM Holding Ltd. (a)	2,002	25,059

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 9.5%- continued
Genworth Financial, Inc., Class A (a)	2,800	46,256
HDFC Bank Ltd.- ADR	100	14,912
Host Hotels & Resorts, Inc. REIT	3,583	58,260
ICICI Bank Ltd.- ADR	700	29,764
Intesa Sanpaolo SpA	10,477	28,039
Invesco Ltd.	65	1,494
JPMorgan Chase & Co.	3,300	140,514
KB Financial Group, Inc.- ADR	600	29,280
Kerry Properties Ltd.	7,000	32,818
Manulife Financial Corp.	540	9,739
Mapfre SA	9,086	29,869
Moody's Corp.	1,400	34,608
MS&AD Insurance Group Holdings, Inc.	2,830	81,615
NASDAQ OMX Group, Inc. (The) (a)	1,900	39,900
National Australia Bank Ltd.	2,261	58,579
National Bank of Greece SA (a)	1,225	20,143
Plum Creek Timber Co., Inc. REIT	1,000	39,800
Principal Financial Group, Inc.	1,700	49,674
Progressive Corp. (The)	2,500	50,225
Royal Bank of Canada	399	24,192
Sampo Oyj, Class A	940	23,217
SEI Investments Co.	2,200	49,412
Shinhan Financial Group Co. Ltd.- ADR	300	25,542
Shizuoka Bank Ltd. (The)	4,000	33,598
Sino Land Co. Ltd.	18,000	32,921
SL Green Realty Corp. REIT	700	43,519
SNS REAAL NV (a)	4,951	29,176
Standard Chartered PLC	2,024	54,411
T Rowe Price Group, Inc.	900	51,759
TD Ameritrade Holding Corp. (a)	2,300	46,046
Torchmark Corp.	800	42,832
Toronto-Dominion Bank (The)	474	35,230
Travelers Cos., Inc. (The)	1,100	55,814
United Overseas Bank Ltd.	4,000	59,315
Unum Group	2,000	48,940
Wells Fargo & Co.	4,300	142,373
Westpac Banking Corp.	2,271	57,157
Zurich Financial Services AG	215	47,989
		2,747,558
Health Care — 4.6%
Abbott Laboratories	1,300	66,508
Aetna, Inc.	1,400	41,370
AstraZeneca PLC	1,497	66,172
CIGNA Corp.	1,200	38,472
Cochlear Ltd.	569	39,013
Coventry Health Care, Inc. (a)	1,500	35,610
CSL Ltd.	1,687	50,560
Dainippon Sumitomo Pharma Co. Ltd.	1,400	11,670
Forest Laboratories, Inc. (a)	1,400	38,164
Fresenius Medical Care AG & Co. KGaA	860	46,626
GlaxoSmithKline PLC	4,509	83,547
H. Lundbeck A/S	1,299	21,402
Humana, Inc. (a)	800	36,576
Johnson & Johnson	2,300	147,890
McKesson Corp.	800	51,848
Merck & Co., Inc.	2,500	87,600
Novartis AG	2,123	108,601
Pfizer, Inc.	6,700	112,024
Sanofi-Aventis SA (a)	1,023	70,365
Teva Pharmaceutical Industries Ltd.- ADR	1,515	88,976
Waters Corp. (a)	600	43,194
WellPoint, Inc. (a)	900	48,420
		1,334,608
Industrials — 4.7%
A.P. Moller - Maersk A/S, Class B	1	8,470
Atlas Copco AB, Class B	2,757	40,423
See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Industrials — 4.7%- continued
Brambles Ltd.	7,011	47,098
Central Japan Railway Co.	6	48,991
Cintas Corp.	1,400	38,150
Dai Nippon Printing Co. Ltd.	3,231	44,887
European Aeronautic Defence and Space Co. NV	518	9,676
Flowserve Corp.	400	45,832
Fluor Corp.	900	47,556
Fraser and Neave Ltd.	9,000	32,380
Furukawa Electric Co. Ltd.	6,000	30,085
General Dynamics Corp.	800	61,088
General Electric Co.	8,900	167,854
Honeywell International, Inc.	1,500	71,205
Jacobs Engineering Group, Inc. (a)	1,000	48,220
Joy Global, Inc.	700	39,767
KBR, Inc.	1,900	41,952
Keppel Corp. Ltd.	4,000	28,724
Koninklijke Philips Electronics NV	2,099	71,070
Lockheed Martin Corp.	700	59,423
Marubeni Corp.	4,000	23,846
Metso OYJ	346	13,480
Raytheon Co.	1,000	58,300
Rolls-Royce Group PLC, Class C (a)	16,016	—	(b)
RR Donnelley & Sons Co.	1,800	38,682
Sacyr Vallehermoso SA (a)	1	8
Schneider Electric SA	509	58,235
Skanska AB, Class B	2,771	46,214
Vinci SA	819	45,935
West Japan Railway Co.	5	18,204
Wolseley PLC (a)	1,805	45,458
Yamato Holdings Co., Ltd.	2,500	35,956
		1,367,169
Information Technology — 8.6%
Altera Corp.	1,700	43,112
Amdocs Ltd. (a)	1,400	44,716
Apple, Inc. (a)	700	182,784
AU Optronics Corp.- ADR	1,339	15,519
Avnet, Inc. (a)	1,500	47,955
CA, Inc.	1,800	41,058
Cisco Systems, Inc. (a)	4,800	129,216
Computer Sciences Corp. (a)	700	36,673
Computershare Ltd.	4,218	46,210
Dell, Inc. (a)	3,800	61,484
eBay, Inc. (a)	2,300	54,763
FUJIFILM Holdings Corp.	1,300	44,840
Fujitsu Ltd.	2,000	14,159
Google, Inc., Class A (a)	200	105,088
Harris Corp.	800	41,184
Hewlett-Packard Co.	2,600	135,122
Infosys Technologies Ltd.- ADR	1,000	59,880
Intel Corp.	4,600	105,018
International Business Machines Corp.	1,400	180,600
Kyocera Corp.	500	50,514
LG Display Co. Ltd.- ADR	600	12,660
LSI Corp. (a)	6,700	40,334
Microsoft Corp.	7,600	232,104
Murata Manufacturing Co., Ltd.	900	53,654
Nippon Electric Glass Co. Ltd.	2,000	30,681
Nokia OYJ (a)	1,019	12,421
Nomura Research Institute Ltd.	1,800	46,200
Oracle Corp.	3,300	85,272
Research In Motion Ltd. (a)	172	12,259
Ricoh Co. Ltd.	3,000	51,291
Sage Group plc (The)	10,104	37,907
Seagate Technology (a)	2,100	38,577
STMicroelectronics NV	3,478	32,531
Symantec Corp. (a)	2,500	41,925

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 8.6%- continued
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	7,838	83,004
Telefonaktiebolaget LM Ericsson, Class B	4,066	47,322
Teradata Corp. (a)	1,300	37,791
Texas Instruments, Inc.	2,400	62,424
Western Digital Corp. (a)	1,000	41,090
Xerox Corp.	4,861	52,985
		2,492,327
Materials — 3.7%
Agrium, Inc.	126	7,867
Airgas, Inc.	600	38,070
AngloGold Ashanti Ltd.- ADR	500	20,930
Barrick Gold Corp.	234	10,205
BASF SE	1,227	71,850
Celanese Corp., Series A	1,300	41,587
Cemex SAB de CV- ADR (a)	1,456	17,297
Cia Siderurgica Nacional SA- ADR	1,400	26,110
CRH plc	1,372	39,165
Eastman Chemical Co.	600	40,152
FMC Corp.	700	44,548
Freeport-McMoRan Copper & Gold, Inc.	800	60,424
Gold Fields Ltd.- ADR	1,200	16,128
Goldcorp, Inc.	209	9,034
Holcim Ltd. (a)	547	41,096
Koninklijke DSM NV	979	43,875
Lubrizol Corp.	500	45,170
MeadWestvaco Corp.	1,500	40,755
Mechel- ADR	300	7,710
OneSteel Ltd.	11,820	38,608
OZ Minerals Ltd. (a)	30,324	32,408
POSCO- ADR	500	56,080
Potash Corp of Saskatchewan, Inc.	145	16,020
Reliance Steel & Aluminum Co.	900	43,929
Sherritt International Corp.	2,072	16,114
Solvay SA	408	39,113
Sumitomo Metal Mining Co. Ltd.	1,000	14,904
Svenska Cellulosa AB, Class B	1,956	25,654
Teck Resources Ltd., Class B (a)	1,173	46,098
Vale SA- ADR	2,300	70,449
Walter Energy, Inc.	500	40,405
		1,061,755
Telecommunication Services — 2.8%
America Movil SAB de CV, Series L- ADR	1,400	72,072
AT&T, Inc.	4,900	127,694
China Mobile Ltd.- ADR	1,400	68,460
China Telecom Corp. Ltd.- ADR	200	9,180
China Unicom Hong Kong Ltd.- ADR	700	8,701
Chunghwa Telecom Co. Ltd.- ADR	843	16,455
Deutsche Telekom AG	3,556	46,300
KDDI Corp.	8	38,793
Mobile Telesystems OJSC- ADR	300	16,575
NII Holdings, Inc. (a)	1,100	46,662
Nippon Telegraph & Telephone Corp.	1,100	44,792
NTT DoCoMo, Inc.	29	45,197
Philippine Long Distance Telephone Co.- ADR	100	5,624
SK Telecom Co. Ltd.- ADR	600	11,106
Softbank Corp.	1,000	22,462
Telecom Italia SpA (a)	25,934	36,360
Telefonos de Mexico SAB de CV- ADR	500	7,675
Telekomunikasi Indonesia Tbk PT- ADR	500	17,360
Telenor ASA (a)	2,700	38,630
TeliaSonera AB	1,329	9,138
Verizon Communications, Inc.	2,400	69,336
Vimpel-Communications- ADR	500	7,475
Windstream Corp.	3,500	38,675
		804,722

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Utilities — 1.4%
Allegheny Energy, Inc.	1,700	37,026
Brookfield Infrastructure Partners LP	3	53
CenterPoint Energy, Inc.	2,600	37,336
EDP - Energias de Portugal SA	6,619	23,698
Empresa Nacional de Electricidad SA/Chile- ADR	100	4,645
Enel SpA	7,943	41,801
Energen Corp.	900	43,983
Enersis SA- ADR	500	9,945
Hongkong Electric Holdings Ltd.	4,435	26,219
Korea Electric Power Corp.- ADR (a)	800	12,032
NRG Energy, Inc. (a)	1,700	41,089
Osaka Gas Co. Ltd.	11,000	38,292
Public Service Enterprise Group, Inc.	1,500	48,195
RWE AG	609	50,159
		414,473

Total Common Stocks (Cost $13,299,183)		14,922,160

Preferred Stocks — 0.8%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	200	19,560

Financials — 0.3%
Itau Unibanco Holding SA- ADR	3,525	76,422

Materials — 0.4%
Gerdau SA- ADR	1,200	19,680
Vale SA- ADR	3,600	96,876
		116,556
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA- ADR	500	7,430

Utilities — 0.0%(c)
Cia Energetica de Minas Gerais- ADR	688	11,103

Total Preferred Stocks (Cost $119,450)		231,071

Investment Companies — 7.9%

iShares Russell 2000 Index Fund	13,500	966,330
iShares S&P MidCap 400 Index Fund	11,300	928,295
iShares S&P SmallCap 600 Index Fund	6,600	415,206

Total Investment Companies (Cost $1,596,098)		2,309,831
	Principal ($)
U.S. Treasury Obligations — 30.0%
U.S. Treasury Bond — 2.7%
8.00%, 11/15/21	345,000	476,962
6.50%, 11/15/26	238,000	301,814
		778,776
U.S. Treasury Note — 27.3%
4.88%, 4/30/11	1,418,000	1,479,816
1.38%, 2/15/12	1,310,000	1,321,924
4.38%, 8/15/12	654,000	703,152
4.25%, 8/15/13	1,352,000	1,466,815
4.75%, 5/15/14	1,015,000	1,125,381
4.63%, 11/15/16	972,000	1,070,112
4.75%, 8/15/17	699,000	772,832
		7,940,032
Total U.S. Treasury Obligations (Cost $8,682,483)		8,718,808

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2030 Fund	April 30, 2010 (Unaudited)

	Shares	Value ($)
Short-Term Investments — 9.7%

Money Market Funds — 9.7%
Dreyfus Cash Management	214,496	214,496
Dreyfus Cash Management Plus	215,759	215,759
Federated Government Obligations Fund	2,385,666	2,385,666

Total Short-Term Investments (Cost $2,815,921)		2,815,921

Total Investments
(Cost $26,513,135(d)) — 99.8%		$28,997,791

Assets in excess of liabilities — 0.2%		52,397

NET ASSETS — 100.0%		$29,050,188

(a) Non-income producing security.
(b) Amount rounds to less than $1.00
(c) Amount rounds to less than 0.05%
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$14,922,160	$–	$–	$14,922,160
Investment Companies	2,309,831	–	–	2,309,831
Preferred Stocks	231,071	–	–	231,071
Short-Term Investments	2,815,921	–	–	2,815,921
U.S. Treasury Obligations	–	8,718,808	–	8,718,808
Total Investments	$20,278,983	$8,718,808	$–	$28,997,791

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Common Stocks — 61.4%
Consumer Discretionary — 6.1%
Belle International Holdings Ltd.	19,000	26,527
Best Buy Co., Inc.	1,800	82,080
Christian Dior SA	600	64,093
Cie Financiere Richemont SA	431	15,960
Dentsu, Inc.	2,400	66,174
Dollar Tree, Inc. (a)	1,100	66,792
Electrolux AB	2,168	56,122
Family Dollar Stores, Inc.	1,700	67,252
Ford Motor Co. (a)	8,600	111,972
GameStop Corp., Class A (a)	2,700	65,637
Gap, Inc. (The)	3,100	76,663
Garmin Ltd.	1,800	67,284
Grupo Televisa SA- ADR	1,300	27,014
H&R Block, Inc.	2,700	49,437
International Game Technology	3,100	65,348
Interpublic Group of Cos., Inc. (a)	8,200	73,062
JC Penney Co., Inc.	2,300	67,091
Kingfisher PLC	14,742	56,390
Li & Fung Ltd.	14,000	68,610
Makita Corp.	400	12,455
Marks & Spencer Group PLC	10,110	56,693
Mattel, Inc.	2,900	66,845
Newell Rubbermaid, Inc.	3,900	66,573
NGK Spark Plug Co. Ltd.	2,000	27,232
Nippon Television Network Corp.	230	34,475
Nissan Motor Co. Ltd. (a)	8,700	76,224
Omnicom Group, Inc.	1,800	76,788
Oriental Land Co. Ltd.	800	56,720
Ross Stores, Inc.	1,200	67,200
Sega Sammy Holdings, Inc.	2,000	26,231
Sony Corp.	2,400	83,547
Thomson Reuters Corp.	35	1,261
TJX Companies, Inc. (The)	1,800	83,412
Toyota Motor Corp.	2,900	113,147
Viacom, Inc., Class B (a)	2,500	88,325
Volkswagen AG	206	19,452
Whirlpool Corp.	700	76,209
		2,206,297
Consumer Staples — 5.6%
Asahi Breweries, Ltd.	3,100	55,872
Associated British Foods PLC	4,105	63,185
Casino, Guichard-Perrachon	700	62,165
Coca-Cola Co. (The)	2,900	155,005
ConAgra Foods, Inc.	2,700	66,069
Danisco A/S	600	43,663
Delhaize Group SA	655	54,323
Dr Pepper Snapple Group, Inc.	46	1,506
Energizer Holdings, Inc. (a)	1,100	67,210
Fomento Economico Mexicano SAB de CV- ADR	600	28,398
Henkel AG & Co. KGaA	1,242	56,150
Hormel Foods Corp.	1,300	52,988
J. Sainsbury PLC	10,997	56,922
Kerry Group plc, Class A	1,203	38,602
Kimberly-Clark Corp.	1,300	79,638
Lawson, Inc.	1,138	50,397
McCormick & Company, Inc.	1,500	59,355
Metro AG	890	53,508
PepsiCo, Inc.	2,000	130,440
Philip Morris International, Inc.	2,400	117,792
Procter & Gamble Co. (The)	3,700	229,992
SABMiller PLC	2,787	87,630
Shiseido Co. Ltd.	3,000	62,948
Unilever PLC	2,729	82,425
Walgreen Co.	2,700	94,905

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Consumer Staples — 5.6%- continued
Wal-Mart Stores, Inc.	2,700	144,855
Wesfarmers Ltd.	277	7,512
		2,003,455
Energy — 7.7%
Acergy SA	900	17,271
Alpha Natural Resources, Inc. (a)	1,300	61,204
Baker Hughes, Inc.	1,500	74,640
BP PLC	18,506	162,953
Cameco Corp.	362	8,923
Cameron International Corp. (a)	1,600	63,136
Canadian Natural Resources Ltd.	200	15,403
Cenovus Energy, Inc.	242	7,116
Chevron Corp.	2,500	203,600
China Petroleum & Chemical Corp.- ADR	500	40,130
CNOOC Ltd.- ADR	400	70,368
Consol Energy, Inc.	1,300	58,084
EnCana Corp.	242	8,005
ENI SpA	3,782	84,899
Ensco International plc- ADR	1,400	66,052
Exxon Mobil Corp.	6,000	407,100
FMC Technologies, Inc. (a)	1,100	74,459
Helmerich & Payne, Inc.	1,600	64,992
Inpex Corp.	8	56,805
Nabors Industries Ltd. (a)	5,300	114,321
National Oilwell Varco, Inc.	1,700	74,851
Peabody Energy Corp.	1,500	70,080
PetroChina Co. Ltd.- ADR	500	57,565
Petroleo Brasileiro SA- ADR	2,900	123,047
Petroleo Brasileiro SA, Class A- ADR	4,100	155,554
Pride International, Inc. (a)	2,100	63,693
Repsol YPF SA	2,563	60,487
Royal Dutch Shell PLC, Class B	4,037	121,992
Santos Ltd.	4,329	55,438
Sasol Ltd.- ADR	1,300	52,845
Smith International, Inc.	1,900	90,744
Statoil ASA	3,100	75,201
Tenaris SA- ADR	600	24,366
Williams Cos., Inc. (The)	3,100	73,191
		2,758,515
Financials — 11.3%
Aegon NV (a)	9,052	64,178
Aflac, Inc.	1,600	81,536
Allianz SE (a)	752	86,628
Ameriprise Financial, Inc.	1,600	74,176
Assurant, Inc.	1,700	61,931
Banco Bilbao Vizcaya Argentaria SA	6,169	81,669
Banco Bradesco SA- ADR	4,510	83,976
Banco Popular Espanol SA	5,831	41,536
Banco Santander SA	27	340
Banco Santander SA- ADR	355	4,381
Bank of America Corp.	12,500	222,875
Bank of Nova Scotia	484	24,672
Barclays PLC	4,431	22,932
BlackRock, Inc.	300	55,200
BNP Paribas	582	40,396
China Life Insurance Co. Ltd.- ADR	1,300	87,867
Citigroup, Inc. (a)	90	393
CNP Assurances (a)	562	47,366
Credit Agricole SA	3,634	52,352
Criteria Caixacorp SA	11,520	57,534
Daito Trust Construction Co. Ltd.	1,000	53,654
DBS Group Holdings Ltd.	6,000	66,993
Discover Financial Services	4,500	69,570
Eaton Vance Corp.	2,000	70,480
Erste Group Bank AG	965	43,428
GAM Holding Ltd. (a)	3,088	38,652

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Financials — 11.3%- continued
Genworth Financial, Inc., Class A (a)	4,200	69,384
HDFC Bank Ltd.- ADR	300	44,736
Host Hotels & Resorts, Inc. REIT	5,426	88,227
ICICI Bank Ltd.- ADR	1,200	51,024
Intesa Sanpaolo SpA	16,162	43,253
Invesco Ltd.	78	1,793
JPMorgan Chase & Co.	5,000	212,900
KB Financial Group, Inc.- ADR	900	43,920
Kerry Properties Ltd.	11,000	51,570
Manulife Financial Corp.	588	10,605
Mapfre SA	12,152	39,948
Moody's Corp.	2,100	51,912
MS&AD Insurance Group Holdings, Inc.	4,200	121,124
NASDAQ OMX Group, Inc. (The) (a)	2,900	60,900
National Australia Bank Ltd.	3,489	90,394
National Bank of Greece SA (a)	1,639	26,951
Plum Creek Timber Co., Inc. REIT	1,600	63,680
Principal Financial Group, Inc.	2,600	75,972
Progressive Corp. (The)	3,800	76,342
Royal Bank of Canada	438	26,557
Sampo Oyj, Class A	1,257	31,046
SEI Investments Co.	3,300	74,118
Shinhan Financial Group Co. Ltd.- ADR	500	42,570
Shizuoka Bank Ltd. (The)	5,000	41,997
Sino Land Co. Ltd.	26,000	47,552
SL Green Realty Corp. REIT	1,100	68,387
SNS REAAL NV (a)	7,637	45,005
Standard Chartered PLC	3,123	83,956
T Rowe Price Group, Inc.	1,300	74,763
TD Ameritrade Holding Corp. (a)	3,400	68,068
Torchmark Corp.	1,200	64,248
Toronto-Dominion Bank (The)	536	39,839
Travelers Cos., Inc. (The)	1,700	86,258
United Overseas Bank Ltd.	5,000	74,144
Unum Group	3,000	73,410
Wells Fargo & Co.	6,400	211,904
Westpac Banking Corp.	3,502	88,139
Zurich Financial Services AG	331	73,880
		4,075,191
Health Care — 5.5%
Abbott Laboratories	2,000	102,320
Aetna, Inc.	2,200	65,010
AstraZeneca PLC	2,026	89,555
CIGNA Corp.	1,800	57,708
Cochlear Ltd.	878	60,200
Coventry Health Care, Inc. (a)	2,300	54,602
CSL Ltd.	2,282	68,393
Dainippon Sumitomo Pharma Co. Ltd.	1,800	15,004
Forest Laboratories, Inc. (a)	2,100	57,246
Fresenius Medical Care AG & Co. KGaA	1,164	63,108
GlaxoSmithKline PLC	6,031	111,748
H. Lundbeck A/S	1,763	29,047
Humana, Inc. (a)	1,200	54,864
Johnson & Johnson	3,500	225,050
McKesson Corp.	1,200	77,772
Merck & Co., Inc.	3,900	136,656
Novartis AG	2,873	146,967
Pfizer, Inc.	10,200	170,544
Sanofi-Aventis SA (a)	1,385	95,264
Teva Pharmaceutical Industries Ltd.- ADR	2,336	137,193
Waters Corp. (a)	1,000	71,990
WellPoint, Inc. (a)	1,400	75,320
		1,965,561
Industrials — 5.6%
A.P. Moller - Maersk A/S, Class B	2	16,941
Atlas Copco AB, Class B	4,253	62,358

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Industrials — 5.6%- continued
Brambles Ltd.	9,488	63,737
Central Japan Railway Co.	9	73,487
Cintas Corp.	2,100	57,225
Dai Nippon Printing Co. Ltd.	4,278	59,432
European Aeronautic Defence and Space Co. NV	693	12,945
Flowserve Corp.	600	68,748
Fluor Corp.	1,400	73,976
Fraser and Neave Ltd.	14,000	50,369
Furukawa Electric Co. Ltd.	10,000	50,141
General Dynamics Corp.	1,200	91,632
General Electric Co.	13,400	252,724
Honeywell International, Inc.	2,300	109,181
Jacobs Engineering Group, Inc. (a)	1,500	72,330
Joy Global, Inc.	1,100	62,491
KBR, Inc.	2,900	64,032
Keppel Corp. Ltd.	5,000	35,905
Koninklijke Philips Electronics NV	2,808	95,075
Lockheed Martin Corp.	1,100	93,379
Marubeni Corp.	5,000	29,808
Metso OYJ	534	20,804
Raytheon Co.	1,500	87,450
Rolls-Royce Group PLC, Class C (a)	19,219	—	(b)
RR Donnelley & Sons Co.	2,800	60,172
Sacyr Vallehermoso SA (a)	2	15
Schneider Electric SA	689	78,830
Skanska AB, Class B	3,706	61,808
Vinci SA	1,263	70,838
West Japan Railway Co.	8	29,126
Wolseley PLC (a)	2,784	70,114
Yamato Holdings Co., Ltd.	3,300	47,462
		2,022,535
Information Technology — 10.4%
Altera Corp.	2,600	65,936
Amdocs Ltd. (a)	2,100	67,074
Apple, Inc. (a)	1,100	287,232
AU Optronics Corp.- ADR	1,945	22,543
Avnet, Inc. (a)	2,200	70,334
CA, Inc.	2,700	61,587
Cisco Systems, Inc. (a)	7,300	196,516
Computer Sciences Corp. (a)	1,100	57,629
Computershare Ltd.	5,641	61,800
Dell, Inc. (a)	5,800	93,844
eBay, Inc. (a)	3,600	85,716
FUJIFILM Holdings Corp.	2,000	68,984
Fujitsu Ltd.	2,000	14,159
Google, Inc., Class A (a)	300	157,632
Harris Corp.	1,300	66,924
Hewlett-Packard Co.	4,000	207,880
Infosys Technologies Ltd.- ADR	1,500	89,820
Intel Corp.	7,000	159,810
International Business Machines Corp.	2,100	270,900
Kyocera Corp.	700	70,719
LG Display Co. Ltd.- ADR	900	18,990
LSI Corp. (a)	10,200	61,404
Microsoft Corp.	11,500	351,210
Murata Manufacturing Co., Ltd.	1,200	71,539
Nippon Electric Glass Co. Ltd.	3,000	46,021
Nokia OYJ (a)	1,572	19,162
Nomura Research Institute Ltd.	2,700	69,300
Oracle Corp.	4,900	126,616
Research In Motion Ltd. (a)	187	13,328
Ricoh Co. Ltd.	4,000	68,388
Sage Group plc (The)	15,586	58,474
Seagate Technology (a)	3,200	58,784
STMicroelectronics NV	5,365	50,181
Symantec Corp. (a)	3,900	65,403
See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Information Technology — 10.4%- continued
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	11,745	124,379
Telefonaktiebolaget LM Ericsson, Class B	6,272	72,997
Teradata Corp. (a)	1,900	55,233
Texas Instruments, Inc.	3,700	96,237
Western Digital Corp. (a)	1,500	61,635
Xerox Corp.	7,435	81,041
		3,747,361
Materials — 4.2%
Agrium, Inc.	231	14,422
Airgas, Inc.	900	57,105
AngloGold Ashanti Ltd.- ADR	800	33,488
Barrick Gold Corp.	260	11,339
BASF SE	1,660	97,205
Celanese Corp., Series A	2,000	63,980
Cemex SAB de CV- ADR (a)	2,168	25,756
Cia Siderurgica Nacional SA- ADR	2,000	37,300
CRH plc	2,116	60,404
Eastman Chemical Co.	900	60,228
FMC Corp.	1,000	63,640
Freeport-McMoRan Copper & Gold, Inc.	1,200	90,636
Gold Fields Ltd.- ADR	1,700	22,848
Goldcorp, Inc.	331	14,308
Holcim Ltd. (a)	843	63,334
Koninklijke DSM NV	1,324	59,337
Lubrizol Corp.	700	63,238
MeadWestvaco Corp.	2,300	62,491
Mechel- ADR	500	12,850
OneSteel Ltd.	18,234	59,558
OZ Minerals Ltd. (a)	40,878	43,687
POSCO- ADR	800	89,728
Potash Corp of Saskatchewan, Inc.	154	17,014
Reliance Steel & Aluminum Co.	1,300	63,453
Sherritt International Corp.	2,486	19,334
Solvay SA	545	52,246
Sumitomo Metal Mining Co. Ltd.	1,000	14,904
Svenska Cellulosa AB, Class B	2,617	34,324
Teck Resources Ltd., Class B (a)	1,488	58,477
Vale SA- ADR	3,500	107,205
Walter Energy, Inc.	700	56,567
		1,530,406
Telecommunication Services — 3.3%
America Movil SAB de CV, Series L- ADR	2,100	108,108
AT&T, Inc.	7,400	192,844
China Mobile Ltd.- ADR	2,100	102,690
China Telecom Corp. Ltd.- ADR	400	18,360
China Unicom Hong Kong Ltd.- ADR	1,000	12,430
Chunghwa Telecom Co. Ltd.- ADR	1,274	24,868
Deutsche Telekom AG	5,485	71,416
KDDI Corp.	11	53,340
Mobile Telesystems OJSC- ADR	500	27,625
NII Holdings, Inc. (a)	1,600	67,872
Nippon Telegraph & Telephone Corp.	1,500	61,079
NTT DoCoMo, Inc.	39	60,782
Philippine Long Distance Telephone Co.- ADR	300	16,872
SK Telecom Co. Ltd.- ADR	900	16,659
Softbank Corp.	1,500	33,694
Telecom Italia SpA (a)	35,093	49,201
Telefonos de Mexico SAB de CV- ADR	800	12,280
Telekomunikasi Indonesia Tbk PT- ADR	600	20,832
Telenor ASA (a)	4,200	60,092
TeliaSonera AB	2,050	14,095
Verizon Communications, Inc.	3,600	104,004
Vimpel-Communications- ADR	800	11,960
Windstream Corp.	5,400	59,670
		1,200,773

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

Security Description	Shares	Value ($)
Utilities — 1.7%
Allegheny Energy, Inc.	2,500	54,450
Brookfield Infrastructure Partners LP	4	71
CenterPoint Energy, Inc.	4,000	57,440
EDP - Energias de Portugal SA	8,853	31,696
Empresa Nacional de Electricidad SA/Chile- ADR	300	13,935
Enel SpA	10,748	56,562
Energen Corp.	1,400	68,418
Enersis SA- ADR	600	11,934
Hongkong Electric Holdings Ltd.	5,522	32,645
Korea Electric Power Corp.- ADR (a)	1,300	19,552
NRG Energy, Inc. (a)	2,600	62,842
Osaka Gas Co. Ltd.	17,000	59,179
Public Service Enterprise Group, Inc.	2,300	73,899
RWE AG	824	67,867
		610,490

Total Common Stocks (Cost $19,765,219)		22,120,584

Preferred Stocks — 1.0%

Consumer Staples — 0.1%
Cia de Bebidas das Americas- ADR	400	39,120

Financials — 0.3%
Itau Unibanco Holding SA- ADR	5,475	118,698

Materials — 0.5%
Gerdau SA- ADR	1,700	27,880
Vale SA- ADR	5,500	148,005
		175,885
Telecommunication Services — 0.0%(c)
Tele Norte Leste Participacoes SA- ADR	600	8,916

Utilities — 0.1%
Cia Energetica de Minas Gerais- ADR	1,045	16,877

Total Preferred Stocks (Cost $202,515)		359,496

Investment Companies — 10.1%

iShares Russell 2000 Index Fund	21,300	1,524,654
iShares S&P MidCap 400 Index Fund	17,800	1,462,270
iShares S&P SmallCap 600 Index Fund	10,400	654,264
Total Investment Companies (Cost $2,762,411)		3,641,188
	Principal ($)
U.S. Treasury Obligations — 15.9%
U.S. Treasury Bond — 1.4%
8.00%, 11/15/21	226,000	312,445
6.50%, 11/15/26	156,000	197,827
		510,272
U.S. Treasury Note — 14.5%
4.88%, 4/30/11	928,000	968,455
1.38%, 2/15/12	857,000	864,800
4.38%, 8/15/12	428,000	460,167
4.25%, 8/15/13	885,000	960,156
4.75%, 5/15/14	664,000	736,210
4.63%, 11/15/16	636,000	700,197
4.75%, 8/15/17	457,000	505,271
		5,195,256

Total U.S. Treasury Obligations (Cost $5,687,730)		5,705,528

See Notes to Financial Statements

NestEgg Funds	Schedule of Portfolio Investments
NestEgg 2040 Fund	April 30, 2010 (Unaudited)

	Shares	Value ($)
Short-Term Investments — 11.6%

Money Market Funds — 11.6%
Dreyfus Cash Management	74,795	74,795
Dreyfus Cash Management Plus	74,794	74,794
Federated Government Obligations Fund	4,045,014	4,045,014

Total Short-Term Investments (Cost $4,194,603)		4,194,603

Total Investments
(Cost $32,612,478(d)) — 100.0%		$36,021,399

Assets in excess of liabilities — 0.0%		8,403

NET ASSETS — 100.0%		$36,029,802

(a) Non-income producing security.
(b) Amount rounds to less than $1.00
(c) Amount rounds to less than 0.05%
(d) See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Summary of Abbreviations
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$22,120,584	$–	$–	$22,120,584
Investment Companies	3,641,188	–	–	3,641,188
Preferred Stocks	359,496	–	–	359,496
Short-Term Investments	4,194,603	–	–	4,194,603
U.S. Treasury Obligations	–	5,705,528	–	5,705,528
Total Investments	$30,315,871	$5,705,528	$–	$36,021,399

See Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11.  Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable – only for annual reports.

(b)
Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   American Independence Funds Trust

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Eric M. Rubin
Eric M. Rubin
President

Date: July 12, 2010

By (Signature and Title)

/s/ John Pileggi
John Pileggi
Treasurer

Date: July 12, 2010